UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—98.59%

BANKS—19.22%
Bank of China Ltd.(1)(2)	564,460,000	$243,043,730
Bank of Communications Co. Ltd. Class H(2)	186,252,000	139,804,206
BOC Hong Kong Holdings Ltd.	60,936,000	136,279,220
China Construction Bank Class H(2)(3)	299,765,000	134,851,387
Industrial & Commercial Bank of China Class H(1)(2)	65,575,000	29,330,806

		683,309,349
CHEMICALS—1.10%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	91,784,000	38,930,265

		38,930,265
COAL—5.34%
China Shenhua Energy Co. Ltd. Class H(2)	79,325,000	139,477,009
Yanzhou Coal Mining Co. Ltd. Class H(2)	76,618,000	50,223,553

		189,700,562
COMMERCIAL SERVICES—2.52%
Cosco Pacific Ltd.	43,352,000	89,487,243

		89,487,243
ELECTRIC—4.06%
Datang International Power Generation Co. Class H(2)	59,978,000	50,802,355
Huaneng Power International Inc. Class H(2)	119,244,000	93,644,914

		144,447,269
HOLDING COMPANIES - DIVERSIFIED—10.33%
China Merchants Holdings International Co. Ltd.	43,698,000	127,776,035
China Resources Enterprises Ltd.	45,888,000	106,282,158
Citic Pacific Ltd.	43,372,000	133,233,611

		367,291,804
INSURANCE—12.93%
China Life Insurance Co. Ltd. Class H	132,302,000	278,539,477
PICC Property & Casualty Co. Ltd. Class H(1)(2)	131,842,000	47,109,124
Ping An Insurance (Group) Co. of China Ltd. Class H	38,581,500	134,138,308

		459,786,909
MINING—4.27%
Aluminum Corporation of China Ltd. Class H(2)	91,644,000	63,960,274
Zijin Mining Group Co. Ltd.(2)	151,352,000	87,929,186

		151,889,460
OIL & GAS—17.44%
China Petroleum & Chemical Corp. Class H	231,734,000	160,838,482
CNOOC Ltd.	167,835,000	141,080,416
PetroChina Co. Ltd. Class H	288,910,000	318,236,393

		620,155,291

TELECOMMUNICATIONS—21.38%
China Mobile Ltd.	46,411,000	377,002,693
China Netcom Group Corp. Ltd.	51,729,000	91,885,837
China Telecom Corp. Ltd. Class H	377,936,000	142,328,649
China Unicom Ltd.(2)	133,984,000	148,962,000

		760,179,179

TOTAL COMMON STOCKS
(Cost: $2,833,270,595)		3,505,177,331

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—16.19%

CERTIFICATES OF DEPOSIT(4)—0.65%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$3,249,248	3,249,248
Societe Generale
5.33%, 12/08/06	4,641,783	4,641,783
Washington Mutual Bank
5.36%, 11/13/06	11,604,458	11,604,458
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,713,427	3,713,427

		23,208,916
COMMERCIAL PAPER(4)—2.91%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(3)	6,929,672	6,806,994
Amsterdam Funding Corp.
5.33%, 11/01/06(3)	6,962,675	6,962,675
ASAP Funding Ltd.
5.29%, 11/02/06(3)	1,160,446	1,160,275
Atlantis One Funding
5.30%, 11/14/06(3)	6,368,898	6,356,709
Beta Finance Inc.
5.27%, 01/25/07(3)	928,357	916,816
Bryant Park Funding LLC
5.28%, 12/14/06(3)	1,465,411	1,456,169
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(3)	2,353,013	2,348,509
Cantabric Finance LLC
5.26%, 01/25/07(3)	1,856,713	1,833,654
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(3)	5,338,051	5,330,256
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(3)	3,481,338	3,395,532
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(3)	2,785,070	2,775,130
Curzon Funding LLC
5.29%, 11/17/06(3)	4,641,783	4,630,870
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(3)	5,348,031	5,283,347
Falcon Asset Securitization Corp.
5.30%, 11/06/06(3)	4,641,783	4,638,367
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(3)	4,224,023	4,162,355
Galleon Capital Corp.
5.27%, 12/18/06(3)	649,014	644,549

General Electric Capital Services Inc.
5.22%, 12/11/06	464,178	461,486
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(3)	2,738,652	2,684,720
HBOS Treasury Services PLC
5.27%, 12/15/06	928,357	922,383
Landale Funding LLC
5.31%, 11/15/06(3)	3,620,591	3,613,122
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(3)	8,337,664	8,331,861
Mont Blanc Capital Corp.
5.29%, 11/15/06(3)	2,993,950	2,987,791
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	6,034,318	5,919,831
Nestle Capital Corp.
5.19%, 08/09/07	2,785,070	2,672,245
Park Granada LLC
5.35%-5.36%, 11/01/06(3)	7,333,368	7,333,368
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(3)	2,473,142	2,444,378
Sedna Finance Inc.
5.22%, 04/17/07(3)	2,645,817	2,581,748
Sydney Capital Corp.
5.27%, 12/08/06(3)	110,707	110,107
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(3)	2,320,892	2,294,681
Tulip Funding Corp.
5.29%, 11/15/06(3)	2,448,169	2,443,133

		103,503,061
MEDIUM-TERM NOTES(4)—0.54%
Bank of America N.A.
5.28%, 04/20/07	1,160,446	1,160,446
Cullinan Finance Corp.
5.71%, 06/28/07(3)	3,481,338	3,481,338
K2 USA LLC
5.39%, 06/04/07(3)	3,481,338	3,481,338
Marshall & Ilsley Bank
5.18%, 12/15/06	4,641,783	4,643,709
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(3)	5,430,887	5,430,886
US Bank N.A.
2.85%, 11/15/06	928,357	927,701

		19,125,418
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29% (5)(6)	3,978,217	3,978,217

		3,978,217
REPURCHASE AGREEMENTS(4)—3.19%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $9,284,949 (collateralized by non-U.S. Government debt securities, value $9,565,190, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$9,283,567	9,283,567

Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $6,499,472 (collateralized by U.S. Government obligations, value $6,630,627, 5.50%, 10/1/21 to 10/1/36).	6,498,497	6,498,497
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $6,963,714 (collateralized by non-U.S. Government debt securities, value $7,661,512, 0.31% to 6.00%, 7/25/36 to 11/25/46).	6,962,675	6,962,675
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $464,247 (collateralized by non-U.S. Government debt securities, value $478,260, 6.00% to 6.70%, 12/15/10 to 4/15/12).	464,178	464,178
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $16,248,661 (collateralized by non-U.S. Government debt securities, value $17,064,114, 4.11% to 9.32%, 4/15/10 to 5/15/36).	16,246,242	16,246,242
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $5,106,731 (collateralized by non-U.S. Government debt securities, value $5,721,997, 0.00% to 10.00%, 5/27/33 to 10/31/36).	5,105,962	5,105,962
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $2,785,492 (collateralized by non-U.S. Government debt securities, value $3,081,075, 0.00% to 10.00%, 5/27/33 to 10/31/36).	2,785,070	2,785,070
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $9,284,947 (collateralized by non-U.S. Government debt securities, value $9,750,922, 0.00% to 9.00%, 5/1/17 to 9/25/46).	9,283,567	9,283,567
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $8,124,328 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $8,329,293, 0.00% to 7.32%, 11/2/06 to 3/25/45).	8,123,121	8,123,121
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $6,963,712 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $7,095,324, 0.00% to 7.32%, 11/2/06 to 3/25/45).	6,962,675	6,962,675
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $2,785,492 (collateralized by non-U.S. Government debt securities, value $2,925,277, 0.00% to 10.00%, 1/1/10).	2,785,070	2,785,070
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,321,238 (collateralized by non-U.S. Government debt securities, value $2,437,909, 5.26% to 5.35%, 7/1/24 to 6/1/46).	2,320,892	2,320,892

JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $1,160,620 (collateralized by non-U.S. Government debt securities, value $1,219,090, 6.25% to 7.63%, 9/15/13 to 6/1/16).	1,160,446	1,160,446
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $9,284,949 (collateralized by non-U.S. Government debt securities, value $9,565,325, 3.50% to 10.13%, 5/15/07 to 7/1/26).	9,283,567	9,283,567
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,642,474 (collateralized by non-U.S. Government debt securities, value $5,116,985, 5.50% to 10.39%, 6/17/08 to 6/25/36).	4,641,783	4,641,783
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $6,267,358 (collateralized by non-U.S. Government debt securities, value $6,629,411, 0.00% to 10.00%, 11/1/06 to 10/31/36).	6,266,408	6,266,408
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,356,668 (collateralized by non-U.S. Government debt securities, value $3,485,783, 0.00% to 10.00%, 11/1/06 to 10/31/36). (7)	3,249,248	3,249,248
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $12,070,441 (collateralized by non-U.S. Government debt securities, value $12,676,199, 3.86% to 8.17%, 11/18/08 to 7/15/45).	12,068,637	12,068,637

		113,491,605
TIME DEPOSITS(4)—0.02%
SunTrust Bank
5.34%, 11/01/06	479,635	479,635

		479,635
VARIABLE & FLOATING RATE NOTES(4)—8.77%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(3)	11,882,965	11,884,332
American Express Bank
5.29%, 02/28/07	4,641,783	4,641,772
American Express Centurion Bank
5.41%, 07/19/07	5,105,962	5,110,175
American Express Credit Corp.
5.42%, 07/05/07	1,392,535	1,393,160
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(3)	837,471	837,471
ASIF Global Financing
5.51%, 05/03/07(3)	464,178	464,308
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(3)	3,017,159	3,017,159
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(3)	6,730,586	6,730,815
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(3)	11,836,548	11,837,025
BMW US Capital LLC
5.32%, 10/15/07(3)	4,641,783	4,641,783

BNP Paribas
5.36%, 05/18/07(3)	8,587,299	8,587,299
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(3)	3,388,502	3,388,502
CC USA Inc.
5.37%, 07/30/07(3)	2,320,892	2,321,137
Commodore CDO Ltd.
5.47%, 06/12/07(3)	1,160,446	1,160,446
Credit Agricole SA
5.34%, 07/23/07	4,641,783	4,641,783
Credit Suisse First Boston NY
5.38%, 04/24/07	2,320,892	2,320,963
Cullinan Finance Corp.
5.36%, 04/25/07(3)	1,160,446	1,160,446
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(3)	1,160,446	1,160,446
DEPFA Bank PLC
5.43%, 09/14/07	4,641,783	4,641,783
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(3)	5,338,051	5,338,310
Eli Lilly Services Inc.
5.31%, 10/01/07(3)	4,641,783	4,641,783
Fifth Third Bancorp
5.30%, 11/23/07(3)	9,283,567	9,283,567
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(3)	4,641,783	4,641,490
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	4,873,873	4,874,794
Granite Master Issuer PLC
5.29%, 08/20/07(3)	16,246,242	16,246,242
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(3)	3,713,427	3,713,875
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	6,962,675	6,963,550
HBOS Treasury Services PLC
5.46%, 07/24/07(3)	4,641,783	4,641,783
Holmes Financing PLC
5.29%, 07/16/07(3)	8,123,121	8,123,121
JP Morgan Chase & Co.
5.29%, 08/02/07	3,481,338	3,481,338
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(3)	3,481,338	3,481,216
Kestrel Funding LLC
5.30%, 07/11/07(3)	1,856,713	1,856,577
Kommunalkredit Austria AG
5.32%, 11/09/07(3)	2,785,070	2,785,070
Leafs LLC
5.32%, 01/22/07-02/20/07(3)	4,837,837	4,837,837
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(3)	5,105,962	5,105,689
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(3)	1,838,165	1,838,165
Marshall & Ilsley Bank
5.30%, 10/15/07	2,552,981	2,552,981
Master Funding LLC
5.35%, 04/25/07(3)	4,177,605	4,177,605
Metropolitan Life Global Funding I
5.33%, 08/06/07(3)	6,962,675	6,962,675
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(3)(7)	464,178	464,178
Monumental Global Funding II
5.38%, 12/27/06(3)	928,357	928,401

Mound Financing PLC
5.29%, 05/08/07(3)	4,363,276	4,363,276
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(3)	16,710,420	16,710,245
National City Bank of Indiana
5.37%, 05/21/07	2,320,892	2,321,000
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(3)	15,317,885	15,320,860
Newcastle Ltd.
5.34%, 04/24/07(3)	1,636,229	1,635,998
Northern Rock PLC
5.36%, 08/03/07(3)	5,570,140	5,570,248
Northlake CDO I
5.46%, 09/06/07(3)	1,392,535	1,392,535
Principal Life Global Funding I
5.82%, 02/08/07	2,088,803	2,091,443
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(3)	6,730,586	6,730,468
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(3)	4,641,783	4,641,783
Strips III LLC
5.37%, 07/24/07(3)	1,066,976	1,066,976
SunTrust Bank
5.29%, 05/01/07	4,641,783	4,641,924
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(3)	11,325,951	11,325,160
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(3)	6,498,497	6,498,496
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(3)	6,220,285	6,220,286
Wachovia Bank N.A.
5.36%, 05/22/07	9,283,567	9,283,567
Wal-Mart Stores Inc.
5.50%, 07/16/07(3)	3,481,338	3,482,990
Wells Fargo & Co.
5.33%, 11/15/07(3)	2,320,892	2,321,026
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(3)	3,481,338	3,481,329
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(3)	13,925,350	13,923,033
Wind Master Trust
5.31%, 07/25/07(3)	1,856,713	1,856,713

		311,760,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $575,547,260)		575,547,260

TOTAL INVESTMENTS IN SECURITIES — 114.78%
(Cost: $3,408,817,855)		4,080,724,591
Other Assets, Less Liabilities — (14.78)%		(525,397,789)

NET ASSETS — 100.00%		$3,555,326,802

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.85%

CHEMICALS—0.25%
Ashland Inc.	56,240	$3,323,784

		3,323,784
COAL—1.08%
Alpha Natural Resources Inc.(1)	338	5,378
Arch Coal Inc.	8,417	291,481
CONSOL Energy Inc.	145,057	5,133,567
Peabody Energy Corp.	209,783	8,804,592

		14,235,018
ENERGY - ALTERNATE SOURCES—0.00%
Headwaters Inc.(1)	1,700	42,075

		42,075
ENGINEERING & CONSTRUCTION—0.29%
McDermott International Inc.(1)	86,433	3,863,555

		3,863,555
FOREST PRODUCTS & PAPER—3.41%
Abitibi-Consolidated Inc.	343,673	855,746
Bowater Inc.	43,382	907,118
Domtar Inc.(1)	100,853	660,587
International Paper Co.	399,969	13,338,966
MeadWestvaco Corp.	144,146	3,966,898
Plum Creek Timber Co. Inc.	145,042	5,212,809
Potlatch Corp.	31,952	1,297,251
Smurfit-Stone Container Corp.(1)	205,113	2,186,505
Temple-Inland Inc.	92,532	3,649,462
Weyerhaeuser Co.	204,287	12,990,610

		45,065,952
IRON & STEEL—0.11%
Cleveland-Cliffs Inc.	35,257	1,491,019

		1,491,019
MANUFACTURING—0.08%
Matthews International Corp. Class A	26,081	1,002,032

		1,002,032
MINING—11.83%
Aber Diamond Corp.	46,280	1,715,137
Agnico-Eagle Mines Ltd.	88,110	3,257,427
Alcan Inc.	304,688	14,353,852
Alcoa Inc.	689,875	19,944,286
Barrick Gold Corp.	683,719	21,195,289
Bema Gold Corp.(1)	364,448	1,578,060
Cameco Corp.	285,493	10,029,369
Coeur d’Alene Mines Corp.(1)	221,056	1,083,174
Freeport-McMoRan Copper & Gold Inc.	149,836	9,062,081
Glamis Gold Ltd.(1)	131,427	5,795,931
Goldcorp Inc.	187,765	4,934,464

IAMGOLD Corp.	140,401	1,187,792
Ivanhoe Mines Ltd.(1)	264,198	2,787,289
Kinross Gold Corp.(1)	279,134	3,684,569
Meridian Gold Inc.(1)	79,587	2,014,347
Newmont Mining Corp.	362,204	16,396,975
Novelis Inc.	60,924	1,529,192
Phelps Dodge Corp.	177,902	17,857,803
Southern Copper Corp.(2)	233,417	11,992,965
Titanium Metals Corp.(1)	119,330	3,517,848
Yamana Gold Inc.	219,886	2,181,269

		156,099,119
OIL & GAS—65.57%
Anadarko Petroleum Corp.	379,239	17,604,274
Apache Corp.	273,675	17,876,451
BP PLC ADR	1,456,486	97,730,211
Cabot Oil & Gas Corp.	38,807	2,053,278
Canadian Natural Resources Ltd.	431,671	22,511,643
Chesapeake Energy Corp.	332,640	10,790,842
Chevron Corp.	1,729,759	116,239,805
Cimarex Energy Co.	65,340	2,353,547
ConocoPhillips	1,308,952	78,851,268
Denbury Resources Inc.(1)	94,138	2,705,526
Devon Energy Corp.	368,409	24,624,458
Diamond Offshore Drilling Inc.	112,683	7,801,044
EnCana Corp.	673,436	31,981,476
ENSCO International Inc.	121,878	5,968,366
EOG Resources Inc.	201,056	13,376,256
Exxon Mobil Corp.	1,681,462	120,090,016
Forest Oil Corp.(1)	49,905	1,628,899
Frontier Oil Corp.	89,647	2,635,622
GlobalSantaFe Corp.	196,522	10,199,492
Grey Wolf Inc.(1)	154,783	1,083,481
Helmerich & Payne Inc.	37,967	909,310
Hess Corp.	222,298	9,425,435
Holly Corp.	45,588	2,168,165
Houston Exploration Co.(1)	26,121	1,414,713
Marathon Oil Corp.	287,388	24,830,323
Mariner Energy Inc.(1)	67,644	1,340,704
Murphy Oil Corp.	152,904	7,210,953
Nabors Industries Ltd.(1)	245,879	7,592,743
Newfield Exploration Co.(1)	108,254	4,415,681
Nexen Inc.	209,142	11,151,451
Noble Corp.	119,521	8,378,422
Noble Energy Inc.	145,934	7,096,770
Occidental Petroleum Corp.	679,183	31,880,850
Patterson-UTI Energy Inc.	31,466	730,011
Petro-Canada	402,619	17,147,543
Pioneer Natural Resources Co.	108,381	4,414,358
Plains Exploration & Production Co.(1)	62,354	2,636,951
Pogo Producing Co.	545	24,389
Pride International Inc.(1)	128,131	3,537,697
Quicksilver Resources Inc.(1)(2)	61,025	2,091,937
Range Resources Corp.	103,848	2,819,473
Rowan Companies Inc.	87,349	2,915,710
St. Mary Land & Exploration Co.	45,314	1,689,759
Stone Energy Corp.(1)	21,641	843,350
Suncor Energy Inc.	371,827	28,500,540
Sunoco Inc.	56,917	3,763,921
Talisman Energy Inc.	871,242	14,384,205
Tesoro Corp.	63,221	4,042,351

TODCO(1)	49,076	1,674,964
Transocean Inc.(1)	277,672	20,142,327
Ultra Petroleum Corp.(1)	65,370	3,488,797
Unit Corp.(1)	38,705	1,795,525
Valero Energy Corp.	518,887	27,153,357
W&T Offshore Inc.	58,938	1,990,336
XTO Energy Inc.	288,666	13,469,156

		865,178,132
OIL & GAS SERVICES—12.66%
Baker Hughes Inc.	270,176	18,655,653
BJ Services Co.	254,855	7,686,427
Cameron International Corp.(1)	99,328	4,976,333
CARBO Ceramics Inc.	56	1,887
Dresser-Rand Group Inc.(1)	68,099	1,477,067
FMC Technologies Inc.(1)	57,936	3,502,231
Global Industries Ltd.(1)	90,724	1,506,018
Grant Prideco Inc.(1)	103,735	3,918,071
Halliburton Co.	818,564	26,480,545
Hanover Compressor Co.(1)	81,433	1,508,139
Helix Energy Solutions Group Inc.(1)	71,910	2,322,693
National Oilwell Varco Inc.(1)	147,454	8,906,222
Schlumberger Ltd.	959,111	60,500,722
SEACOR Holdings Inc.(1)	19,968	1,786,737
Smith International Inc.	169,616	6,696,440
Superior Energy Services Inc.(1)	63,275	1,980,507
Tetra Technologies Inc.(1)	56,333	1,459,025
Tidewater Inc.	46,081	2,291,608
Weatherford International Ltd.(1)	276,431	11,355,785

		167,012,110
PACKAGING & CONTAINERS—0.15%
Packaging Corp. of America	83,939	1,928,079

		1,928,079
PIPELINES—4.42%
El Paso Corp.	551,490	7,555,413
Enbridge Inc.	277,342	9,401,894
Kinder Morgan Inc.	110,351	11,597,890
Questar Corp.	69,631	5,673,534
TransCanada Corp.	387,008	12,523,579
Williams Companies Inc.	471,850	11,527,295

		58,279,605

TOTAL COMMON STOCKS
(Cost: $1,174,411,551)		1,317,520,480

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.21%

CERTIFICATES OF DEPOSIT(3)—0.04%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$80,206	80,206
Societe Generale
5.33%, 12/08/06	114,581	114,581
Washington Mutual Bank
5.36%, 11/13/06	286,451	286,451
Wells Fargo Bank N.A.
4.78%, 12/05/06	91,664	91,664

		572,902

COMMERCIAL PAPER(3)—0.20%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(4)	171,056	168,030
Amsterdam Funding Corp.
5.33%, 11/01/06(4)	171,871	171,871
ASAP Funding Ltd.
5.29%, 11/02/06(4)	28,645	28,641
Atlantis One Funding
5.30%, 11/14/06(4)	157,214	156,913
Beta Finance Inc.
5.27%, 01/25/07(4)	22,916	22,631
Bryant Park Funding LLC
5.28%, 12/14/06(4)	36,173	35,945
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	58,083	57,972
Cantabric Finance LLC
5.26%, 01/25/07(4)	45,832	45,263
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	131,768	131,575
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(4)	85,935	83,818
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	68,748	68,503
Curzon Funding LLC
5.29%, 11/17/06(4)	114,581	114,311
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(4)	132,014	130,417
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	114,581	114,496
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(4)	104,268	102,746
Galleon Capital Corp.
5.27%, 12/18/06(4)	16,021	15,910
General Electric Capital Services Inc.
5.22%, 12/11/06	11,458	11,392
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(4)	67,603	66,271
HBOS Treasury Services PLC
5.27%, 12/15/06	22,916	22,769
Landale Funding LLC
5.31%, 11/15/06(4)	89,373	89,188
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(4)	205,812	205,669
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	73,904	73,752
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	148,955	146,129
Nestle Capital Corp.
5.19%, 08/09/07	68,748	65,963
Park Granada LLC
5.35%-5.36%, 11/01/06(4)	181,021	181,021
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	61,049	60,339
Sedna Finance Inc.
5.22%, 04/17/07(4)	65,311	63,729
Sydney Capital Corp.
5.27%, 12/08/06(4)	2,733	2,718
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(4)	57,290	56,643
Tulip Funding Corp.
5.29%, 11/15/06(4)	60,432	60,308

		2,554,933

MEDIUM-TERM NOTES(3)—0.04%
Bank of America N.A.
5.28%, 04/20/07	28,645	28,645
Cullinan Finance Corp.
5.71%, 06/28/07(4)	85,935	85,935
K2 USA LLC
5.39%, 06/04/07(4)	85,935	85,935
Marshall & Ilsley Bank
5.18%, 12/15/06	114,581	114,628
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	134,059	134,059
US Bank N.A.
2.85%, 11/15/06	22,916	22,900

		472,102
MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(5)(6)	1,794,614	1,794,614

		1,794,614
REPURCHASE AGREEMENTS(3)—0.21%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $229,195 (collateralized by non-U.S. Government debt securities, value $236,113, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$229,161	229,161
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $160,437 (collateralized by U.S. Government obligations, value $163,674, 5.50%, 10/1/21 to 10/1/36).	160,413	160,413
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $171,897 (collateralized by non-U.S. Government debt securities, value $189,121, 0.31% to 6.00%, 7/25/36 to 11/25/46).	171,871	171,871
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $11,460 (collateralized by non-U.S. Government debt securities, value $11,806, 6.00% to 6.70%, 12/15/10 to 4/15/12).	11,458	11,458
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $401,092 (collateralized by non-U.S. Government debt securities, value $421,221, 4.11% to 9.32%, 4/15/10 to 5/15/36).	401,032	401,032
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $126,058 (collateralized by non-U.S. Government debt securities, value $141,245, 0.00% to 10.00%, 5/27/33 to 10/31/36).	126,039	126,039
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $68,758 (collateralized by non-U.S. Government debt securities, value $76,055, 0.00% to 10.00%, 5/27/33 to 10/31/36).	68,748	68,748

Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $229,195 (collateralized by non-U.S. Government debt securities, value $240,698, 0.00% to 9.00%, 5/1/17 to 9/25/46).	229,161	229,161
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $200,546 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $205,605, 0.00% to 7.32%, 11/2/06 to 3/25/45).	200,516	200,516
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $171,897 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $175,145, 0.00% to 7.32%, 11/2/06 to 3/25/45).	171,871	171,871
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $68,758 (collateralized by non-U.S. Government debt securities, value $72,209, 0.00% to 10.00%, 1/1/10).	68,748	68,748
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $57,299 (collateralized by non-U.S. Government debt securities, value $60,179, 5.26% to 5.35%, 7/1/24 to 6/1/46).	57,290	57,290
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $28,649 (collateralized by non-U.S. Government debt securities, value $30,093, 6.25% to 7.63%, 9/15/13 to 6/1/16).	28,645	28,645
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $229,195 (collateralized by non-U.S. Government debt securities, value $236,116, 3.50% to 10.13%, 5/15/07 to 7/1/26).	229,161	229,161
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $114,598 (collateralized by non-U.S. Government debt securities, value $126,311, 5.50% to 10.39%, 6/17/08 to 6/25/36).	114,581	114,581
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $154,707 (collateralized by non-U.S. Government debt securities, value $163,644, 0.00% to 10.00%, 11/1/06 to 10/31/36).	154,684	154,684
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $82,858 (collateralized by non-U.S. Government debt securities, value $86,045, 0.00% to 10.00%, 11/1/06 to 10/31/36).(7)	80,206	80,206
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $297,954 (collateralized by non-U.S. Government debt securities, value $312,907, 3.86% to 8.17%, 11/18/08 to 7/15/45).	297,909	297,909

		2,801,494

TIME DEPOSITS(3)-0.00%
SunTrust Bank
5.34%, 11/01/06	11,840	11,840

		11,840
VARIABLE & FLOATING RATE NOTES(3)—0.58%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(4)	293,326	293,359
American Express Bank
5.29%, 02/28/07	114,581	114,580
American Express Centurion Bank
5.41%, 07/19/07	126,039	126,143
American Express Credit Corp.
5.42%, 07/05/07	34,374	34,390
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	20,673	20,673
ASIF Global Financing
5.51%, 05/03/07(4)	11,458	11,461
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(4)	74,477	74,477
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(4)	166,142	166,147
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(4)	292,180	292,193
BMW US Capital LLC
5.32%, 10/15/07(4)	114,581	114,581
BNP Paribas
5.36%, 05/18/07(4)	211,974	211,974
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(4)	83,644	83,643
CC USA Inc.
5.37%, 07/30/07(4)	57,290	57,296
Commodore CDO Ltd.
5.47%, 06/12/07(4)	28,645	28,645
Credit Agricole SA
5.34%, 07/23/07	114,581	114,581
Credit Suisse First Boston NY
5.38%, 04/24/07	57,290	57,292
Cullinan Finance Corp.
5.36%, 04/25/07(4)	28,645	28,645
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(4)	28,645	28,645
DEPFA Bank PLC
5.43%, 09/14/07	114,581	114,581
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(4)	131,768	131,774
Eli Lilly Services Inc.
5.31%, 10/01/07(4)	114,581	114,581
Fifth Third Bancorp
5.30%, 11/23/07(4)	229,161	229,161
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(4)	114,581	114,573
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	120,310	120,332
Granite Master Issuer PLC
5.29%, 08/20/07(4)	401,032	401,032
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(4)	91,664	91,675
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	171,871	171,893
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	114,581	114,581

Holmes Financing PLC
5.29%, 07/16/07(4)	200,516	200,516
JP Morgan Chase & Co.
5.29%, 08/02/07	85,935	85,935
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	85,935	85,932
Kestrel Funding LLC
5.30%, 07/11/07(4)	45,832	45,829
Kommunalkredit Austria AG
5.32%, 11/09/07(4)	68,748	68,748
Leafs LLC
5.32%, 01/22/07-02/20/07(4)	119,420	119,420
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(4)	126,039	126,031
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	45,374	45,374
Marshall & Ilsley Bank
5.30%, 10/15/07	63,019	63,019
Master Funding LLC
5.35%, 04/25/07(4)	103,122	103,122
Metropolitan Life Global Funding I
5.33%, 08/06/07(4)	171,871	171,871
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(4)(7)	11,458	11,458
Monumental Global Funding II
5.38%, 12/27/06(4)	22,916	22,917
Mound Financing PLC
5.29%, 05/08/07(4)	107,706	107,706
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(4)	412,490	412,485
National City Bank of Indiana
5.37%, 05/21/07	57,290	57,293
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(4)	378,116	378,190
Newcastle Ltd.
5.34%, 04/24/07(4)	40,390	40,384
Northern Rock PLC
5.36%, 08/03/07(4)	137,497	137,499
Northlake CDO I
5.46%, 09/06/07(4)	34,374	34,374
Principal Life Global Funding I
5.82%, 02/08/07	51,561	51,626
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	166,142	166,139
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(4)	114,581	114,581
Strips III LLC
5.37%, 07/24/07(4)	26,338	26,338
SunTrust Bank
5.29%, 05/01/07	114,581	114,584
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(4)	279,576	279,557
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	160,413	160,413
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(4)	153,545	153,546
Wachovia Bank N.A.
5.36%, 05/22/07	229,161	229,161
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	85,935	85,976
Wells Fargo & Co.
5.33%, 11/15/07(4)	57,290	57,294
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(4)	85,935	85,935

White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(4)	343,742	343,684
Wind Master Trust
5.31%, 07/25/07(4)	45,832	45,832

		7,695,677

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,903,562)		15,903,562

TOTAL INVESTMENTS IN SECURITIES — 101.06%
(Cost: $1,190,315,113)		1,333,424,042
Other Assets, Less Liabilities — (1.06)%		(13,921,429)

NET ASSETS — 100.00%		$1,319,502,613

ADR-American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.57%

COMPUTERS—8.47%
Research in Motion Ltd.(1)	153,589	$18,043,636

		18,043,636
INTERNET—0.63%
Redback Networks Inc.(1)	85,720	1,356,090

		1,356,090
SEMICONDUCTORS—17.40%
Agere Systems Inc.(1)	288,405	4,897,117
Applied Micro Circuits Corp.(1)	269,219	821,118
Broadcom Corp. Class A(1)	495,581	15,001,237
Conexant Systems Inc.(1)	639,943	1,235,090
Marvell Technology Group Ltd.(1)	558,707	10,213,164
PMC-Sierra Inc.(1)	291,401	1,931,989
SiRF Technology Holdings Inc.(1)(2)	69,414	1,951,922
Skyworks Solutions Inc.(1)	155,545	1,031,263

		37,082,900
TELECOMMUNICATIONS—73.07%
ADC Telecommunications Inc.(1)	163,889	2,345,252
ADTRAN Inc.	135,509	3,135,678
Avaya Inc.(1)	663,396	8,498,103
Ciena Corp.(1)	120,493	2,832,790
Cisco Systems Inc.(1)	888,247	21,433,400
Comverse Technology Inc.(1)	309,744	6,743,127
Corning Inc.(1)	786,134	16,060,718
Foundry Networks Inc.(1)	201,472	2,550,635
InterDigital Communications Corp.(1)	76,694	2,742,577
JDS Uniphase Corp.(1)	308,133	4,477,173
Juniper Networks Inc.(1)	601,805	10,363,082
Lucent Technologies Inc.(1)	4,217,571	10,248,697
Motorola Inc.	845,727	19,502,465
Nortel Networks Corp.(1)	4,474,075	9,977,187
Polycom Inc.(1)	160,596	4,400,330
Powerwave Technologies Inc.(1)	170,102	1,107,364
QUALCOMM Inc.	423,343	15,405,452
Sonus Networks Inc.(1)	364,390	1,905,760
Sycamore Networks Inc.(1)	330,008	1,237,530
Tellabs Inc.(1)	628,173	6,620,943
3Com Corp.(1)	553,209	2,688,596
UTStarcom Inc.(1)(2)	134,957	1,453,487

		155,730,346

TOTAL COMMON STOCKS
(Cost: $255,945,722)		212,212,972

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.58%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$6,727	6,727
Societe Generale
5.33%, 12/08/06	9,609	9,609
Washington Mutual Bank
5.36%, 11/13/06	24,023	24,023

Wells Fargo Bank N.A.
4.78%, 12/05/06	7,687	7,687

		48,046
COMMERCIAL PAPER(3)—0.10%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(4)	14,346	14,096
Amsterdam Funding Corp.
5.33%, 11/01/06(4)	14,414	14,414
ASAP Funding Ltd.
5.29%, 11/02/06(4)	2,402	2,402
Atlantis One Funding
5.30%, 11/14/06(4)	13,185	13,159
Beta Finance Inc.
5.27%, 01/25/07(4)	1,922	1,898
Bryant Park Funding LLC
5.28%, 12/14/06(4)	3,034	3,014
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	4,871	4,862
Cantabric Finance LLC
5.26%, 01/25/07(4)	3,844	3,796
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	11,051	11,034
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(4)	7,207	7,030
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	5,766	5,745
Curzon Funding LLC
5.29%, 11/17/06(4)	9,609	9,587
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(4)	11,071	10,938
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	9,609	9,602
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(4)	8,744	8,616
Galleon Capital Corp.
5.27%, 12/18/06(4)	1,344	1,334
General Electric Capital Services Inc.
5.22%, 12/11/06	961	955
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(4)	5,669	5,557
HBOS Treasury Services PLC
5.27%, 12/15/06	1,922	1,909
Landale Funding LLC
5.31%, 11/15/06(4)	7,495	7,480
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(4)	17,260	17,248
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	6,198	6,185
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	12,492	12,255
Nestle Capital Corp.
5.19%, 08/09/07	5,766	5,532
Park Granada LLC
5.35%-5.36%, 11/01/06(4)	15,181	15,181
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	5,120	5,060
Sedna Finance Inc.
5.22%, 04/17/07(4)	5,477	5,345
Sydney Capital Corp.
5.27%, 12/08/06(4)	229	228
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(4)	4,805	4,750
Tulip Funding Corp.
5.29%, 11/15/06(4)	5,068	5,058

		214,270
MEDIUM-TERM NOTES(3)—0.02%
Bank of America N.A.
5.28%, 04/20/07	2,402	2,402

Cullinan Finance Corp.
5.71%, 06/28/07(4)	7,207	7,207
K2 USA LLC
5.39%, 06/04/07(4)	7,207	7,207
Marshall & Ilsley Bank
5.18%, 12/15/06	9,609	9,613
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	11,243	11,243
US Bank N.A.
2.85%, 11/15/06	1,922	1,920

		39,592
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(5)(6)	49,144	49,144

		49,144
REPURCHASE AGREEMENTS(3)—0.11%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $19,222 (collateralized by non-U.S. Government debt securities, value $19,802, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$19,219	19,219
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $13,455 (collateralized by U.S. Government obligations, value $13,726, 5.50%, 10/1/21 to 10/1/36).	13,453	13,453
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $14,416 (collateralized by non-U.S. Government debt securities, value $15,861, 0.31% to 6.00%, 7/25/36 to 11/25/46).	14,414	14,414
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $961 (collateralized by non-U.S. Government debt securities, value $990, 6.00% to 6.70%, 12/15/10 to 4/15/12).	961	961
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $33,638 (collateralized by non-U.S. Government debt securities, value $35,326, 4.11% to 9.32%, 4/15/10 to 5/15/36).	33,633	33,633
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $10,572 (collateralized by non-U.S. Government debt securities, value $11,845, 0.00% to 10.00%, 5/27/33 to 10/31/36).	10,570	10,570
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,767 (collateralized by non-U.S. Government debt securities, value $6,378, 0.00% to 10.00%, 5/27/33 to 10/31/36).	5,766	5,766
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $19,222 (collateralized by non-U.S. Government debt securities, value $20,186, 0.00% to 9.00%, 5/1/17 to 9/25/46).	19,219	19,219
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $16,818 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $17,243, 0.00% to 7.32%, 11/2/06 to 3/25/45).	16,816	16,816
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $14,416 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $14,688, 0.00% to 7.32%, 11/2/06 to 3/25/45).	14,414	14,414

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,767 (collateralized by non-U.S. Government debt securities, value $6,056, 0.00% to 10.00%, 1/1/10).	5,766	5,766
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,806 (collateralized by non-U.S. Government debt securities, value $5,047, 5.26% to 5.35%, 7/1/24 to 6/1/46).	4,805	4,805
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $2,402 (collateralized by non-U.S. Government debt securities, value $2,524, 6.25% to 7.63%, 9/15/13 to 6/1/16).	2,402	2,402
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $19,222 (collateralized by non-U.S. Government debt securities, value $19,802, 3.50% to 10.13%, 5/15/07 to 7/1/26).	19,219	19,219
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $9,610 (collateralized by non-U.S. Government debt securities, value $10,593, 5.50% to 10.39%, 6/17/08 to 6/25/36).	9,609	9,609
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $12,974 (collateralized by non-U.S. Government debt securities, value $13,724, 0.00% to 10.00%, 11/1/06 to 10/31/36).	12,972	12,972
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $6,948 (collateralized by non-U.S. Government debt securities, value $7,216, 0.00% to 10.00%, 11/1/06 to 10/31/36).(7)	6,726	6,726
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $24,988 (collateralized by non-U.S. Government debt securities, value $26,242, 3.86% to 8.17%, 11/18/08 to 7/15/45).	24,984	24,984

		234,948
TIME DEPOSITS(3)—0.00%
SunTrust Bank
5.34%, 11/01/06	993	993

		993
VARIABLE & FLOATING RATE NOTES(3)—0.30%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(4)	24,600	24,603
American Express Bank
5.29%, 02/28/07	9,609	9,610
American Express Centurion Bank
5.41%, 07/19/07	10,570	10,579
American Express Credit Corp.
5.42%, 07/05/07	2,883	2,884
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	1,734	1,734
ASIF Global Financing
5.51%, 05/03/07(4)	961	961
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(4)	6,246	6,246
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(4)	13,933	13,933
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(4)	24,504	24,504
BMW US Capital LLC
5.32%, 10/15/07(4)	9,609	9,609
BNP Paribas
5.36%, 05/18/07(4)	17,777	17,777
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(4)	7,015	7,015
CC USA Inc.
5.37%, 07/30/07(4)	4,805	4,805

Commodore CDO Ltd.
5.47%, 06/12/07(4)	2,402	2,402
Credit Agricole SA
5.34%, 07/23/07	9,609	9,609
Credit Suisse First Boston NY
5.38%, 04/24/07	4,805	4,805
Cullinan Finance Corp.
5.36%, 04/25/07(4)	2,402	2,402
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(4)	2,402	2,402
DEPFA Bank PLC
5.43%, 09/14/07	9,609	9,609
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(4)	11,051	11,051
Eli Lilly Services Inc.
5.31%, 10/01/07(4)	9,609	9,609
Fifth Third Bancorp
5.30%, 11/23/07(4)	19,219	19,219
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(4)	9,609	9,608
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	10,090	10,092
Granite Master Issuer PLC
5.29%, 08/20/07(4)	33,632	33,632
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(4)	7,687	7,688
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	14,414	14,415
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	9,609	9,609
Holmes Financing PLC
5.29%, 07/16/07(4)	16,816	16,816
JP Morgan Chase & Co.
5.29%, 08/02/07	7,207	7,207
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	7,207	7,206
Kestrel Funding LLC
5.30%, 07/11/07(4)	3,844	3,843
Kommunalkredit Austria AG
5.32%, 11/09/07(4)	5,766	5,766
Leafs LLC
5.32%, 01/22/07-02/20/07(4)	10,015	10,015
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(4)	10,570	10,570
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	3,805	3,805
Marshall & Ilsley Bank
5.30%, 10/15/07	5,285	5,285
Master Funding LLC
5.35%, 04/25/07(4)	8,648	8,648
Metropolitan Life Global Funding I
5.33%, 08/06/07(4)	14,414	14,414
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(4)(7)	961	961
Monumental Global Funding II
5.38%, 12/27/06(4)	1,922	1,922
Mound Financing PLC
5.29%, 05/08/07(4)	9,033	9,033
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(4)	34,593	34,594
National City Bank of Indiana
5.37%, 05/21/07	4,805	4,805
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(4)	31,711	31,716
Newcastle Ltd.
5.34%, 04/24/07(4)	3,387	3,387
Northern Rock PLC
5.36%, 08/03/07(4)	11,531	11,531
Northlake CDO I
5.46%, 09/06/07(4)	2,883	2,883
Principal Life Global Funding I
5.82%, 02/08/07	4,324	4,330
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	13,933	13,933

Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(4)	9,609	9,609
Strips III LLC
5.37%, 07/24/07(4)	2,209	2,209
SunTrust Bank
5.29%, 05/01/07	9,609	9,610
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(4)	23,447	23,446
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	13,453	13,453
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(4)	12,877	12,877
Wachovia Bank N.A.
5.36%, 05/22/07	19,219	19,219
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	7,207	7,210
Wells Fargo & Co.
5.33%, 11/15/07(4)	4,805	4,805
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(4)	7,207	7,207
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(4)	28,828	28,822
Wind Master Trust
5.31%, 07/25/07(4)	3,844	3,844

		645,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,232,386)		1,232,386

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $257,178,108)		213,445,358
Other Assets, Less Liabilities — (0.15)%		(325,454)

NET ASSETS — 100.00%		$213,119,904

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.95%

COMPUTERS—2.45%
SanDisk Corp.(1)(2)	155,034	$7,457,135

		7,457,135
ELECTRICAL COMPONENTS & EQUIPMENT—2.88%
ASM Lithography Holding NV NYS(1)	384,679	8,786,068

		8,786,068
ELECTRONICS—0.47%
Cymer Inc.(1)	30,808	1,427,335

		1,427,335
SEMICONDUCTORS—84.45%
Advanced Micro Devices Inc.(1)	429,471	9,134,857
Agere Systems Inc.(1)	134,420	2,282,452
Altera Corp.(1)	284,996	5,255,326
AMIS Holdings Inc.(1)	69,546	666,946
Amkor Technology Inc.(1)	140,466	970,620
Analog Devices Inc.	286,648	9,121,139
Applied Materials Inc.	1,126,087	19,582,653
Applied Micro Circuits Corp.(1)	234,628	715,615
Atmel Corp.(1)	386,365	2,221,599
Broadcom Corp. Class A(1)	372,083	11,262,952
Conexant Systems Inc.(1)	381,457	736,212
Cypress Semiconductor Corp.(1)	110,856	1,861,272
Entegris Inc.(1)	109,182	1,223,930
Fairchild Semiconductor International Inc. Class A(1)	96,512	1,554,808
FormFactor Inc.(1)	36,334	1,387,232
Freescale Semiconductor Inc. Class A(1)	107,770	4,242,905
Freescale Semiconductor Inc. Class B(1)	214,280	8,427,632
Integrated Device Technology Inc.(1)	158,943	2,519,247
Intel Corp.	1,455,722	31,065,107
International Rectifier Corp.(1)	56,778	2,042,305
Intersil Corp. Class A	112,491	2,637,914
KLA-Tencor Corp.	158,014	7,769,548
Lam Research Corp.(1)	111,621	5,519,658
Linear Technology Corp.	240,991	7,499,640
LSI Logic Corp.(1)	314,873	3,164,474
Marvell Technology Group Ltd.(1)	463,582	8,474,279
Maxim Integrated Products Inc.	254,531	7,638,475
MEMC Electronic Materials Inc.(1)	166,668	5,916,714
Micrel Inc.(1)	66,302	739,930
Microchip Technology Inc.	170,150	5,603,040
Micron Technology Inc.(1)	575,530	8,316,409
Microsemi Corp.(1)	55,461	1,087,036
MKS Instruments Inc.(1)	44,294	958,965
National Semiconductor Corp.	267,959	6,508,724
Novellus Systems Inc.(1)	100,992	2,792,429
NVIDIA Corp.(1)	279,787	9,756,173
ON Semiconductor Corp.(1)	257,140	1,599,411

PMC-Sierra Inc.(1)	163,876	1,086,498
Rambus Inc.(1)	81,558	1,350,600
Semtech Corp.(1)	57,366	747,479
Silicon Image Inc.(1)	64,675	765,105
Silicon Laboratories Inc.(1)	44,121	1,439,668
Skyworks Solutions Inc.(1)	127,304	844,026
Spansion Inc. Class A(1)	76,031	1,084,202
STMicroelectronics NV NYS	718,705	12,476,719
Teradyne Inc.(1)	157,326	2,205,711
Texas Instruments Inc.	810,787	24,469,552
Varian Semiconductor Equipment Associates Inc.(1)	45,426	1,657,595
Xilinx Inc.	272,650	6,955,302

		257,340,085
SOFTWARE—0.31%
Trident Microsystems Inc.(1)	45,323	958,128

		958,128
TELECOMMUNICATIONS—9.39%
Motorola Inc.	1,192,312	27,494,715
RF Micro Devices Inc.(1)	151,893	1,108,819

		28,603,534

TOTAL COMMON STOCKS
(Cost: $346,533,227)		304,572,285

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.98%

CERTIFICATES OF DEPOSIT(3)—0.08%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$33,346	33,346
Societe Generale
5.33%, 12/08/06	47,637	47,637
Washington Mutual Bank
5.36%, 11/13/06	119,094	119,094
Wells Fargo Bank N.A.
4.78%, 12/05/06	38,110	38,110

		238,187
COMMERCIAL PAPER(3)—0.35%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(4)	71,117	69,872
Amsterdam Funding Corp.
5.33%, 11/01/06(4)	71,456	71,456
ASAP Funding Ltd.
5.29%, 11/02/06(4)	11,909	11,908
Atlantis One Funding
5.30%, 11/14/06(4)	65,362	65,237
Beta Finance Inc.
5.27%, 01/25/07(4)	9,527	9,409
Bryant Park Funding LLC
5.28%, 12/14/06(4)	15,039	14,944
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	24,148	24,102
Cantabric Finance LLC
5.26%, 01/25/07(4)	19,055	18,818

Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	54,783	54,703
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(4)	35,728	34,848
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	28,582	28,480
Curzon Funding LLC
5.29%, 11/17/06(4)	47,637	47,525
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(4)	54,886	54,221
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	47,637	47,602
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(4)	43,350	42,717
Galleon Capital Corp.
5.27%, 12/18/06(4)	6,661	6,615
General Electric Capital Services Inc.
5.22%, 12/11/06	4,764	4,736
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(4)	28,106	27,553
HBOS Treasury Services PLC
5.27%, 12/15/06	9,527	9,466
Landale Funding LLC
5.31%, 11/15/06(4)	37,157	37,081
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(4)	85,567	85,508
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	30,726	30,663
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	61,929	60,754
Nestle Capital Corp.
5.19%, 08/09/07	28,582	27,425
Park Granada LLC
5.35%-5.36%, 11/01/06(4)	75,261	75,260
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	25,381	25,086
Sedna Finance Inc.
5.22%, 04/17/07(4)	27,153	26,496
Sydney Capital Corp.
5.27%, 12/08/06(4)	1,136	1,130
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(4)	23,819	23,550
Tulip Funding Corp.
5.29%, 11/15/06(4)	25,125	25,073

		1,062,238
MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	11,909	11,909
Cullinan Finance Corp.
5.71%, 06/28/07(4)	35,728	35,728
K2 USA LLC
5.39%, 06/04/07(4)	35,728	35,728
Marshall & Ilsley Bank
5.18%, 12/15/06	47,637	47,657
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	55,736	55,736
US Bank N.A.
2.85%, 11/15/06	9,527	9,521

		196,279

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(5)(6)	177,868	177,868

		177,868
REPURCHASE AGREEMENTS(3)—0.38%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $95,289 (collateralized by non-U.S. Government debt securities, value $98,165, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$95,275	95,275
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $66,702 (collateralized by U.S. Government obligations, value $68,049, 5.50%, 10/1/21 to 10/1/36).	66,692	66,692
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $71,467 (collateralized by non-U.S. Government debt securities, value $78,628, 0.31% to 6.00%, 7/25/36 to 11/25/46).	71,456	71,456
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,765 (collateralized by non-U.S. Government debt securities, value $4,908, 6.00% to 6.70%, 12/15/10 to 4/15/12).	4,764	4,764
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $166,756 (collateralized by non-U.S. Government debt securities, value $175,125, 4.11% to 9.32%, 4/15/10 to 5/15/36).	166,731	166,731
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $52,409 (collateralized by non-U.S. Government debt securities, value $58,723, 0.00% to 10.00%, 5/27/33 to 10/31/36).	52,401	52,401
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $28,586 (collateralized by non-U.S. Government debt securities, value $31,620, 0.00% to 10.00%, 5/27/33 to 10/31/36).	28,582	28,582
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $95,289 (collateralized by non-U.S. Government debt securities, value $100,071, 0.00% to 9.00%, 5/1/17 to 9/25/46).	95,275	95,275
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $83,378 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $85,481, 0.00% to 7.32%, 11/2/06 to 3/25/45).	83,366	83,366
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $71,467 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $72,818, 0.00% to 7.32%, 11/2/06 to 3/25/45).	71,456	71,456

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $28,586 (collateralized by non-U.S. Government debt securities, value $30,021, 0.00% to 10.00%, 1/1/10).	28,582	28,582
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $23,823 (collateralized by non-U.S. Government debt securities, value $25,020, 5.26% to 5.35%, 7/1/24 to 6/1/46).	23,819	23,819
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $11,911 (collateralized by non-U.S. Government debt securities, value $12,511, 6.25% to 7.63%, 9/15/13 to 6/1/16).	11,909	11,909
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $95,289 (collateralized by non-U.S. Government debt securities, value $98,167, 3.50% to 10.13%, 5/15/07 to 7/1/26).	95,275	95,275
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $47,644 (collateralized by non-U.S. Government debt securities, value $52,514, 5.50% to 10.39%, 6/17/08 to 6/25/36).	47,637	47,637
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $64,321 (collateralized by non-U.S. Government debt securities, value $68,036, 0.00% to 10.00%, 11/1/06 to 10/31/36).	64,311	64,311
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $34,448 (collateralized by non-U.S. Government debt securities, value $35,774, 0.00% to 10.00%, 11/1/06 to 10/31/36).(7)	33,346	33,346
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $123,876 (collateralized by non-U.S. Government debt securities, value $130,093, 3.86% to 8.17%, 11/18/08 to 7/15/45).	123,857	123,857

		1,164,734
TIME DEPOSITS(3)—0.00%
SunTrust Bank
5.34%, 11/01/06	4,922	4,922

		4,922
VARIABLE & FLOATING RATE NOTES(3)—1.05%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(4)	121,952	121,966
American Express Bank
5.29%, 02/28/07	47,637	47,638
American Express Centurion Bank
5.41%, 07/19/07	52,401	52,444
American Express Credit Corp.
5.42%, 07/05/07	14,291	14,298
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	8,595	8,595
ASIF Global Financing
5.51%, 05/03/07(4)	4,764	4,765
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(4)	30,964	30,964
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(4)	69,074	69,076

Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(4)	121,476	121,480
BMW US Capital LLC
5.32%, 10/15/07(4)	47,637	47,637
BNP Paribas
5.36%, 05/18/07(4)	88,129	88,129
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(4)	34,775	34,776
CC USA Inc.
5.37%, 07/30/07(4)	23,819	23,821
Commodore CDO Ltd.
5.47%, 06/12/07(4)	11,909	11,909
Credit Agricole SA
5.34%, 07/23/07	47,637	47,637
Credit Suisse First Boston NY
5.38%, 04/24/07	23,819	23,819
Cullinan Finance Corp.
5.36%, 04/25/07(4)	11,909	11,909
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(4)	11,909	11,909
DEPFA Bank PLC
5.43%, 09/14/07	47,637	47,637
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(4)	54,783	54,786
Eli Lilly Services Inc.
5.31%, 10/01/07(4)	47,637	47,637
Fifth Third Bancorp
5.30%, 11/23/07(4)	95,275	95,275
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(4)	47,637	47,634
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	50,019	50,028
Granite Master Issuer PLC
5.29%, 08/20/07(4)	166,731	166,731
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(4)	38,110	38,114
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	71,456	71,465
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	47,637	47,637
Holmes Financing PLC
5.29%, 07/16/07(4)	83,366	83,366
JP Morgan Chase & Co.
5.29%, 08/02/07	35,728	35,728
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	35,728	35,727
Kestrel Funding LLC
5.30%, 07/11/07(4)	19,055	19,054
Kommunalkredit Austria AG
5.32%, 11/09/07(4)	28,582	28,582
Leafs LLC
5.32%, 01/22/07-02/20/07(4)	49,650	49,650
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(4)	52,401	52,399
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	18,865	18,865
Marshall & Ilsley Bank
5.30%, 10/15/07	26,201	26,201
Master Funding LLC
5.35%, 04/25/07(4)	42,874	42,874
Metropolitan Life Global Funding I
5.33%, 08/06/07(4)	71,456	71,456

Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(4)(7)	4,764	4,764
Monumental Global Funding II
5.38%, 12/27/06(4)	9,527	9,528
Mound Financing PLC
5.29%, 05/08/07(4)	44,779	44,779
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(4)	171,495	171,493
National City Bank of Indiana
5.37%, 05/21/07	23,819	23,820
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(4)	157,204	157,233
Newcastle Ltd.
5.34%, 04/24/07(4)	16,792	16,790
Northern Rock PLC
5.36%, 08/03/07(4)	57,165	57,166
Northlake CDO I
5.46%, 09/06/07(4)	14,291	14,291
Principal Life Global Funding I
5.82%, 02/08/07	21,437	21,464
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	69,074	69,073
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(4)	47,637	47,637
Strips III LLC
5.37%, 07/24/07(4)	10,950	10,950
SunTrust Bank
5.29%, 05/01/07	47,637	47,639
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(4)	116,235	116,227
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	66,692	66,692
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(4)	63,837	63,837
Wachovia Bank N.A.
5.36%, 05/22/07	95,275	95,275
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	35,728	35,745
Wells Fargo & Co.
5.33%, 11/15/07(4)	23,819	23,820
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(4)	35,728	35,728
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(4)	142,912	142,889
Wind Master Trust
5.31%, 07/25/07(4)	19,055	19,055

		3,199,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,043,741)		6,043,741

TOTAL INVESTMENTS IN SECURITIES — 101.93%
(Cost: $352,576,968)		310,616,026
Other Assets, Less Liabilities — (1.93)%		(5,888,647)

NET ASSETS—100.00%		$304,727,379

NYS - New York Registered Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.97%

COMPUTERS—4.58%
Cadence Design Systems Inc.(1)	331,878	$5,927,341
Kronos Inc.(1)	39,781	1,348,576
Mentor Graphics Corp.(1)	95,955	1,618,761
Synopsys Inc.(1)	162,827	3,665,236

		12,559,914
INTERNET—16.65%
Check Point Software Technologies Ltd.(1)	276,988	5,739,191
McAfee Inc.(1)	186,856	5,405,744
Openwave Systems Inc.(1)	111,175	959,440
Symantec Corp.(1)	1,201,279	23,833,375
TIBCO Software Inc.(1)	241,875	2,237,344
VeriSign Inc.(1)	284,952	5,892,807
Websense Inc.(1)	56,779	1,554,041

		45,621,942
SOFTWARE—75.45%
Activision Inc.(1)	322,096	4,966,720
Adobe Systems Inc.(1)	687,901	26,312,213
Advent Software Inc.(1)	36,857	1,364,446
ANSYS Inc.(1)	47,374	2,179,204
Autodesk Inc.(1)	269,465	9,902,839
BEA Systems Inc.(1)	450,405	7,328,089
BMC Software Inc.(1)	247,902	7,513,910
CA Inc.	527,578	13,062,831
Citrix Systems Inc.(1)	208,191	6,147,880
Cognos Inc.(1)	102,263	3,730,554
Compuware Corp.(1)	449,987	3,617,896
Electronic Arts Inc.(1)	351,687	18,600,726
Fair Isaac Corp.	73,794	2,703,074
Hyperion Solutions Corp.(1)	66,966	2,504,528
Informatica Corp.(1)	101,548	1,258,180
Intuit Inc.(1)	375,148	13,242,724
Lawson Software Inc.(1)	236,706	1,803,700
Microsoft Corp.	923,563	26,515,494
Midway Games Inc.(1)(2)	109,358	936,105
Novell Inc.(1)	446,758	2,680,548
Nuance Communications Inc.(1)(2)	193,195	2,229,470
Open Text Corp.(1)(2)	55,447	1,002,482
Oracle Corp.(1)	1,467,145	27,098,168
Parametric Technology Corp.(1)	133,473	2,608,063
Quest Software Inc.(1)	125,461	1,848,041
Red Hat Inc.(1)	212,298	3,477,441
Salesforce.com Inc.(1)	128,190	5,001,974
Sybase Inc.(1)	101,714	2,476,736
Take-Two Interactive Software Inc.(1)(2)	86,176	1,205,602
THQ Inc.(1)	76,668	2,305,407
Wind River Systems Inc.(1)	105,804	1,161,728

		206,786,773

TELECOMMUNICATIONS—3.29%
Amdocs Ltd.(1)	232,579	9,014,762

		9,014,762

TOTAL COMMON STOCKS
(Cost: $275,221,090)		273,983,391

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.00%

CERTIFICATES OF DEPOSIT(3)—0.04%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$14,733	14,733
Societe Generale
5.33%, 12/08/06	21,047	21,047
Washington Mutual Bank
5.36%, 11/13/06	52,617	52,617
Wells Fargo Bank N.A.
4.78%, 12/05/06	16,838	16,838

		105,235
COMMERCIAL PAPER(3)—0.17%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(4)	31,421	30,862
Amsterdam Funding Corp.
5.33%, 11/01/06(4)	31,570	31,570
ASAP Funding Ltd.
5.29%, 11/02/06(4)	5,262	5,261
Atlantis One Funding
5.30%, 11/14/06(4)	28,878	28,823
Beta Finance Inc.
5.27%, 01/25/07(4)	4,209	4,157
Bryant Park Funding LLC
5.28%, 12/14/06(4)	6,645	6,603
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	10,669	10,649
Cantabric Finance LLC
5.26%, 01/25/07(4)	8,419	8,314
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	24,204	24,168
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(4)	15,785	15,396
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	12,628	12,583
Curzon Funding LLC
5.29%, 11/17/06(4)	21,047	20,997
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(4)	24,249	23,956
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	21,047	21,031
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(4)	19,153	18,873
Galleon Capital Corp.
5.27%, 12/18/06(4)	2,943	2,923
General Electric Capital Services Inc.
5.22%, 12/11/06	2,105	2,092
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(4)	12,418	12,173

HBOS Treasury Services PLC
5.27%, 12/15/06	4,209	4,182
Landale Funding LLC
5.31%, 11/15/06(4)	16,417	16,383
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(4)	37,805	37,779
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	13,575	13,547
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	27,361	26,842
Nestle Capital Corp.
5.19%, 08/09/07	12,628	12,117
Park Granada LLC
5.35%-5.36%, 11/01/06(4)	33,251	33,251
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	11,214	11,084
Sedna Finance Inc.
5.22%, 04/17/07(4)	11,997	11,706
Sydney Capital Corp.
5.27%, 12/08/06(4)	502	499
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(4)	10,523	10,405
Tulip Funding Corp.
5.29%, 11/15/06(4)	11,101	11,078

		469,304
MEDIUM-TERM NOTES(3)—0.03%
Bank of America N.A.
5.28%, 04/20/07	5,262	5,262
Cullinan Finance Corp.
5.71%, 06/28/07(4)	15,785	15,785
K2 USA LLC
5.39%, 06/04/07(4)	15,785	15,785
Marshall & Ilsley Bank
5.18%, 12/15/06	21,047	21,056
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	24,625	24,624
US Bank N.A.
2.85%, 11/15/06	4,209	4,206

		86,718
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(5)(6)	152,677	152,677

		152,677
REPURCHASE AGREEMENTS(3)—0.19%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $42,100 (collateralized by non-U.S. Government debt securities, value $43,371, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$42,094	42,094
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $29,470 (collateralized by U.S. Government obligations, value $30,065, 5.50%, 10/1/21 to 10/1/36).	29,466	29,466

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $31,575 (collateralized by non-U.S. Government debt securities, value $34,739, 0.31% to 6.00%, 7/25/36 to 11/25/46).	31,570	31,570
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,105 (collateralized by non-U.S. Government debt securities, value $2,169, 6.00% to 6.70%, 12/15/10 to 4/15/12).	2,105	2,105
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $73,675 (collateralized by non-U.S. Government debt securities, value $77,373, 4.11% to 9.32%, 4/15/10 to 5/15/36).	73,664	73,664
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $23,155 (collateralized by non-U.S. Government debt securities, value $25,945, 0.00% to 10.00%, 5/27/33 to 10/31/36).	23,152	23,152
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $12,630 (collateralized by non-U.S. Government debt securities, value $13,970, 0.00% to 10.00%, 5/27/33 to 10/31/36).	12,628	12,628
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $42,100 (collateralized by non-U.S. Government debt securities, value $44,213, 0.00% to 9.00%, 5/1/17 to 9/25/46).	42,094	42,094
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $36,837 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $37,767, 0.00% to 7.32%, 11/2/06 to 3/25/45).	36,832	36,832
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $31,575 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $32,172, 0.00% to 7.32%, 11/2/06 to 3/25/45).	31,570	31,570
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $12,630 (collateralized by non-U.S. Government debt securities, value $13,264, 0.00% to 10.00%, 1/1/10).	12,628	12,628
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $10,525 (collateralized by non-U.S. Government debt securities, value $11,054, 5.26% to 5.35%, 7/1/24 to 6/1/46).	10,523	10,523
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $5,263 (collateralized by non-U.S. Government debt securities, value $5,528, 6.25% to 7.63%, 9/15/13 to 6/1/16).	5,262	5,262
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $42,100 (collateralized by non-U.S. Government debt securities, value $43,371, 3.50% to 10.13%, 5/15/07 to 7/1/26).	42,094	42,094

Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $21,050 (collateralized by non-U.S. Government debt securities, value $23,202, 5.50% to 10.39%, 6/17/08 to 6/25/36).	21,047	21,047
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $28,417 (collateralized by non-U.S. Government debt securities, value $30,059, 0.00% to 10.00%, 11/1/06 to 10/31/36).	28,413	28,413
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $15,220 (collateralized by non-U.S. Government debt securities, value $15,805, 0.00% to 10.00%, 11/1/06 to 10/31/36).(7)	14,733	14,733
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $54,730 (collateralized by non-U.S. Government debt securities, value $57,477, 3.86% to 8.17%, 11/18/08 to 7/15/45).	54,722	54,722

		514,597
TIME DEPOSITS(3)—0.00%
SunTrust Bank
5.34%, 11/01/06	2,175	2,175

		2,175
VARIABLE & FLOATING RATE NOTES(3)—0.52%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(4)	53,880	53,886
American Express Bank
5.29%, 02/28/07	21,047	21,046
American Express Centurion Bank
5.41%, 07/19/07	23,152	23,171
American Express Credit Corp.
5.42%, 07/05/07	6,314	6,317
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	3,797	3,797
ASIF Global Financing
5.51%, 05/03/07(4)	2,105	2,105
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(4)	13,680	13,680
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(4)	30,518	30,519
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(4)	53,670	53,672
BMW US Capital LLC
5.32%, 10/15/07(4)	21,047	21,047
BNP Paribas
5.36%, 05/18/07(4)	38,937	38,937
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(4)	15,364	15,365
CC USA Inc.
5.37%, 07/30/07(4)	10,523	10,525
Commodore CDO Ltd.
5.47%, 06/12/07(4)	5,262	5,262
Credit Agricole SA
5.34%, 07/23/07	21,047	21,047
Credit Suisse First Boston NY
5.38%, 04/24/07	10,523	10,524
Cullinan Finance Corp.
5.36%, 04/25/07(4)	5,262	5,262

DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(4)	5,262	5,262
DEPFA Bank PLC
5.43%, 09/14/07	21,047	21,047
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(4)	24,204	24,205
Eli Lilly Services Inc.
5.31%, 10/01/07(4)	21,047	21,047
Fifth Third Bancorp
5.30%, 11/23/07(4)	42,094	42,094
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(4)	21,047	21,045
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	22,099	22,103
Granite Master Issuer PLC
5.29%, 08/20/07(4)	73,664	73,664
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(4)	16,838	16,840
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	31,570	31,574
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	21,047	21,047
Holmes Financing PLC
5.29%, 07/16/07(4)	36,832	36,832
JP Morgan Chase & Co.
5.29%, 08/02/07	15,785	15,785
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	15,785	15,784
Kestrel Funding LLC
5.30%, 07/11/07(4)	8,419	8,418
Kommunalkredit Austria AG
5.32%, 11/09/07(4)	12,628	12,628
Leafs LLC
5.32%, 01/22/07-02/20/07(4)	21,936	21,936
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(4)	23,152	23,151
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	8,335	8,335
Marshall & Ilsley Bank
5.30%, 10/15/07	11,576	11,576
Master Funding LLC
5.35%, 04/25/07(4)	18,942	18,942
Metropolitan Life Global Funding I
5.33%, 08/06/07(4)	31,570	31,570
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(4)(7)	2,105	2,105
Monumental Global Funding II
5.38%, 12/27/06(4)	4,209	4,210
Mound Financing PLC
5.29%, 05/08/07(4)	19,784	19,784
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(4)	75,769	75,768
National City Bank of Indiana
5.37%, 05/21/07	10,523	10,524
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(4)	69,455	69,468
Newcastle Ltd.
5.34%, 04/24/07(4)	7,419	7,418
Northern Rock PLC
5.36%, 08/03/07(4)	25,256	25,257
Northlake CDO I
5.46%, 09/06/07(4)	6,314	6,314

Principal Life Global Funding I
5.82%, 02/08/07	9,471	9,483
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	30,518	30,518
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(4)	21,047	21,047
Strips III LLC
5.37%, 07/24/07(4)	4,838	4,838
SunTrust Bank
5.29%, 05/01/07	21,047	21,048
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(4)	51,354	51,352
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	29,466	29,466
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(4)	28,204	28,205
Wachovia Bank N.A.
5.36%, 05/22/07	42,094	42,094
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	15,785	15,793
Wells Fargo & Co.
5.33%, 11/15/07(4)	10,523	10,524
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(4)	15,785	15,785
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(4)	63,141	63,130
Wind Master Trust
5.31%, 07/25/07(4)	8,419	8,419

		1,413,597

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,744,303)		2,744,303

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $277,965,393)		276,727,694
Other Assets, Less Liabilities — (0.97)%		(2,668,273)

NET ASSETS — 100.00%		$274,059,421

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.95%

COMMERCIAL SERVICES—1.98%
Accenture Ltd.	66,422	$2,185,948
BearingPoint Inc.(1)	23,189	193,164
ChoicePoint Inc.(1)	10,284	374,235
Convergys Corp.(1)	16,541	350,835
Euronet Worldwide Inc.(1)	3,973	118,078
Hewitt Associates Inc. Class A(1)	7,716	193,131
Western Union Co.(1)	87,878	1,937,710
Wright Express Corp.(1)	4,356	119,224

		5,472,325
COMPUTERS—23.79%
Affiliated Computer Services Inc. Class A(1)	13,081	699,572
Apple Computer Inc.(1)	97,877	7,935,867
BISYS Group Inc. (The)(1)	14,050	155,112
Brocade Communications Systems Inc.(1)	31,289	253,754
CACI International Inc. Class A(1)	3,505	201,678
Cadence Design Systems Inc.(1)	32,177	574,681
Ceridian Corp.(1)	17,491	412,263
Cognizant Technology Solutions Corp.(1)	16,048	1,208,093
Computer Sciences Corp.(1)	21,487	1,135,588
Dell Inc.(1)	265,383	6,456,768
DST Systems Inc.(1)	8,200	506,678
Electronic Data Systems Corp.	59,893	1,517,090
Electronics For Imaging Inc.(1)	6,306	149,074
EMC Corp.(1)	271,711	3,328,460
Gateway Inc.(1)	43,244	72,650
Henry (Jack) & Associates Inc.	10,630	231,628
Hewlett-Packard Co.	325,658	12,615,991
Imation Corp.	3,917	179,281
Intergraph Corp.(1)	3,290	143,740
International Business Machines Corp.	178,542	16,484,783
Komag Inc.(1)	3,314	126,761
Kronos Inc.(1)	3,738	126,718
Lexmark International Inc.(1)	12,299	782,093
Mentor Graphics Corp.(1)	9,128	153,989
Network Appliance Inc.(1)	42,837	1,563,551
Palm Inc.(1)	11,463	175,957
Perot Systems Corp. Class A(1)	13,607	200,703
Research in Motion Ltd.(1)	21,390	2,512,897
SanDisk Corp.(1)	22,307	1,072,967
Seagate Technology	67,459	1,523,224
SRA International Inc. Class A(1)	4,445	142,462
Sun Microsystems Inc.(1)	400,742	2,176,029
Synopsys Inc.(1)	16,767	377,425
Unisys Corp.(1)	39,539	258,585
Western Digital Corp.(1)	24,834	453,966

		65,910,078

DISTRIBUTION & WHOLESALE—0.36%
CDW Corp.	9,331	612,767
Ingram Micro Inc. Class A(1)	18,582	382,975

		995,742
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
ASM Lithography Holding NV NYS(1)	56,120	1,281,781

		1,281,781
ELECTRONICS—3.03%
Agilent Technologies Inc.(1)	49,148	1,749,669
Amphenol Corp. Class A	10,285	698,352
Arrow Electronics Inc.(1)	13,723	409,632
Avnet Inc.(1)	16,491	390,507
AVX Corp.	20,192	318,226
Benchmark Electronics Inc.(1)	7,284	193,390
Celestica Inc.(1)	21,864	214,923
Cymer Inc.(1)	4,334	200,794
Flextronics International Ltd.(1)	65,897	764,405
Jabil Circuit Inc.	23,830	684,159
KEMET Corp.(1)	10,107	74,286
Nam Tai Electronics Inc.	4,974	77,545
National Instruments Corp.	9,281	289,382
PerkinElmer Inc.	15,132	323,220
Plexus Corp.(1)	4,921	107,868
Sanmina-SCI Corp.(1)	61,337	242,281
Solectron Corp.(1)	110,066	367,620
Symbol Technologies Inc.	28,686	428,282
Tektronix Inc.	10,173	308,954
Trimble Navigation Ltd.(1)	6,151	284,299
Vishay Intertechnology Inc.(1)	19,774	266,751

		8,394,545
ENTERTAINMENT—0.06%
Macrovision Corp.(1)	5,891	156,760

		156,760
INTERNET—11.97%
Akamai Technologies Inc.(1)(2)	17,616	825,486
Amazon.com Inc.(1)	48,040	1,829,844
Avocent Corp.(1)	5,805	213,102
Check Point Software Technologies Ltd.(1)	28,683	594,312
CheckFree Corp.(1)	10,591	418,133
CNET Networks Inc.(1)	17,010	152,069
Digital Insight Corp.(1)	4,171	128,383
Digital River Inc.(1)	4,402	254,656
EarthLink Inc.(1)	16,252	114,089
eBay Inc.(1)	162,162	5,210,265
Equinix Inc.(1)	3,179	217,444
Expedia Inc.(1)	37,944	616,590
F5 Networks Inc.(1)	4,531	299,907
Google Inc. Class A(1)	24,747	11,789,223
IAC/InterActiveCorp(1)	33,780	1,046,504
InfoSpace Inc.(1)	3,870	78,213
McAfee Inc.(1)	18,985	549,236
NetFlix Inc.(1)(2)	6,564	181,560
Openwave Systems Inc.(1)	10,057	86,792
Priceline.com Inc.(1)	4,381	176,511
RealNetworks Inc.(1)	19,980	219,380
Redback Networks Inc.(1)	6,631	104,902
Symantec Corp.(1)	120,240	2,385,562
TIBCO Software Inc.(1)	25,191	233,017
ValueClick Inc.(1)	11,371	213,775

VeriSign Inc.(1)	28,655	592,585
WebEx Communications Inc.(1)	5,314	204,323
Websense Inc.(1)	5,584	152,834
Yahoo! Inc.(1)	161,909	4,264,683

		33,153,380
LEISURE TIME—0.14%
Sabre Holdings Corp.	15,294	388,773

		388,773
MACHINERY—0.17%
Intermec Inc.(1)	7,150	161,590
Zebra Technologies Corp. Class A(1)	8,393	312,807

		474,397
SEMICONDUCTORS—18.11%
Advanced Micro Devices Inc.(1)	62,223	1,323,473
Agere Systems Inc.(1)	20,689	351,299
Altera Corp.(1)	41,828	771,308
AMIS Holdings Inc.(1)	9,980	95,708
Amkor Technology Inc.(1)	20,615	142,450
Analog Devices Inc.	41,728	1,327,785
Applied Materials Inc.	162,994	2,834,466
Applied Micro Circuits Corp.(1)	35,539	108,394
ASE Test Ltd.(1)	11,772	104,064
Atmel Corp.(1)	56,087	322,500
Broadcom Corp. Class A(1)	53,628	1,623,320
Conexant Systems Inc.(1)	55,019	106,187
Cree Inc.(1)	8,760	192,632
Cypress Semiconductor Corp.(1)	15,694	263,502
Emulex Corp.(1)	9,677	181,928
Entegris Inc.(1)	15,382	172,432
Fairchild Semiconductor International Inc. Class A(1)	13,940	224,573
FormFactor Inc.(1)	5,079	193,916
Freescale Semiconductor Inc. Class A(1)	15,422	607,164
Freescale Semiconductor Inc. Class B(1)	31,459	1,237,282
Integrated Device Technology Inc.(1)	22,819	361,681
Intel Corp.	669,824	14,294,044
International Rectifier Corp.(1)	8,016	288,336
Intersil Corp. Class A	16,767	393,186
KLA-Tencor Corp.	22,943	1,128,107
Lam Research Corp.(1)	16,226	802,376
Linear Technology Corp.	35,121	1,092,966
LSI Logic Corp.(1)	45,242	454,682
Marvell Technology Group Ltd.(1)	66,701	1,219,294
Maxim Integrated Products Inc.	37,115	1,113,821
MEMC Electronic Materials Inc.(1)	24,354	864,567
Micrel Inc.(1)	10,185	113,665
Microchip Technology Inc.	24,354	801,977
Micron Technology Inc.(1)	82,893	1,197,804
Microsemi Corp.(1)	7,675	150,430
MKS Instruments Inc.(1)	6,288	136,135
National Semiconductor Corp.	39,167	951,366
Novellus Systems Inc.(1)	15,096	417,404
NVIDIA Corp.(1)	40,304	1,405,400
OmniVision Technologies Inc.(1)(2)	6,634	108,930
ON Semiconductor Corp.(1)	35,986	223,833
PMC-Sierra Inc.(1)	22,533	149,394
QLogic Corp.(1)	19,201	395,157
Rambus Inc.(1)	11,582	191,798
Semtech Corp.(1)	8,612	112,214
Silicon Image Inc.(1)	9,233	109,226

Silicon Laboratories Inc.(1)	6,169	201,294
SiRF Technology Holdings Inc.(1)(2)	5,658	159,103
Skyworks Solutions Inc.(1)	18,282	121,210
Spansion Inc. Class A(1)	10,515	149,944
STMicroelectronics NV NYS	104,478	1,813,738
Teradyne Inc.(1)	22,840	320,217
Texas Instruments Inc.	179,193	5,408,045
Varian Semiconductor Equipment Associates Inc.(1)	6,423	234,375
Xilinx Inc.	39,853	1,016,650
Zoran Corp.(1)	5,112	71,159

		50,157,911
SOFTWARE—23.55%
Activision Inc.(1)	31,339	483,247
Acxiom Corp.	9,974	246,857
Adobe Systems Inc.(1)	68,778	2,630,759
Advent Software Inc.(1)	3,593	133,013
ANSYS Inc.(1)	4,241	195,086
Autodesk Inc.(1)	26,686	980,711
Automatic Data Processing Inc.	66,254	3,275,598
Avid Technology Inc.(1)	4,819	174,062
BEA Systems Inc.(1)	45,686	743,311
BMC Software Inc.(1)	24,958	756,477
CA Inc.	66,720	1,651,987
Citrix Systems Inc.(1)	20,697	611,182
Cognos Inc.(1)	10,568	385,521
Compuware Corp.(1)	45,190	363,328
CSG Systems International Inc.(1)	5,872	158,427
Electronic Arts Inc.(1)	35,082	1,855,487
Fair Isaac Corp.	7,870	288,278
Fidelity National Information Services Inc.	21,942	912,129
First Data Corp.	87,878	2,131,042
Fiserv Inc.(1)	20,413	1,008,402
Global Payments Inc.	9,086	397,149
Hyperion Solutions Corp.(1)	7,074	264,568
Informatica Corp.(1)	10,124	125,436
Intuit Inc.(1)	40,333	1,423,755
Keane Inc.(1)	7,260	84,143
Lawson Software Inc.(1)	21,303	162,329
Microsoft Corp.	949,456	27,258,882
Midway Games Inc.(1)(2)	10,408	89,092
NAVTEQ Corp.(1)	10,720	355,904
Novell Inc.(1)	44,445	266,670
Nuance Communications Inc.(1)	18,574	214,344
Open Text Corp.(1)(2)	5,726	103,526
Oracle Corp.(1)	614,161	11,343,554
Parametric Technology Corp.(1)	12,652	247,220
Paychex Inc.	43,823	1,730,132
Quest Software Inc.(1)	11,278	166,125
Red Hat Inc.(1)	20,857	341,638
Salesforce.com Inc.(1)	12,641	493,252
Sybase Inc.(1)	10,435	254,092
Take-Two Interactive Software Inc.(1)(2)	8,194	114,634
THQ Inc.(1)	7,086	213,076
Transaction Systems Architects Inc. Class A(1)	4,086	137,739
Trident Microsystems Inc.(1)	6,238	131,871
VeriFone Holdings Inc.(1)	7,845	229,152
Wind River Systems Inc.(1)	9,814	107,758

		65,240,945
TELECOMMUNICATIONS—16.33%
ADC Telecommunications Inc.(1)	13,533	193,657

ADTRAN Inc.	8,759	202,683
Amdocs Ltd.(1)	23,196	899,077
Andrew Corp.(1)	18,904	175,051
Arris Group Inc.(1)	11,697	156,740
Atheros Communications Inc.(1)	5,574	121,123
Avaya Inc.(1)	54,038	692,227
Black Box Corp.	1,970	87,842
Ciena Corp.(1)	9,566	224,897
Cisco Systems Inc.(1)	703,020	16,963,873
Comverse Technology Inc.(1)	23,346	508,242
Corning Inc.(1)	179,015	3,657,276
Crown Castle International Corp.(1)	25,004	841,385
Foundry Networks Inc.(1)	16,109	203,940
Harris Corp.	15,573	663,410
InterDigital Communications Corp.(1)	6,232	222,856
Ixia(1)	7,482	68,460
JDS Uniphase Corp.(1)	23,685	344,143
Juniper Networks Inc.(1)	64,613	1,112,636
Lucent Technologies Inc.(1)	518,362	1,259,620
Motorola Inc.	284,171	6,552,983
Nortel Networks Corp.(1)	499,690	1,114,309
Polycom Inc.(1)	10,813	296,276
Powerwave Technologies Inc.(1)	11,547	75,171
QUALCOMM Inc.	192,868	7,018,467
RF Micro Devices Inc.(1)	21,867	159,629
Sonus Networks Inc.(1)	28,965	151,487
Sycamore Networks Inc.(1)	32,103	120,386
Syniverse Holdings Inc.(1)	7,834	115,552
Tekelec(1)	7,671	113,147
Tellabs Inc.(1)	52,240	550,610
3Com Corp.(1)	44,778	217,621
UTStarcom Inc.(1)	13,365	143,941

		45,228,717

TOTAL COMMON STOCKS
(Cost: $287,202,207)		276,855,354

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.43%

CERTIFICATES OF DEPOSIT(3)—0.02%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$6,757	6,757
Societe Generale
5.33%, 12/08/06	9,653	9,653
Washington Mutual Bank
5.36%, 11/13/06	24,132	24,132
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,722	7,722

		48,264
COMMERCIAL PAPER(3)—0.08%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(4)	14,410	14,152
Amsterdam Funding Corp.
5.33%, 11/01/06(4)	14,479	14,479
ASAP Funding Ltd.
5.29%, 11/02/06(4)	2,413	2,413

Atlantis One Funding
5.30%, 11/14/06(4)	13,244	13,219
Beta Finance Inc.
5.27%, 01/25/07(4)	1,931	1,907
Bryant Park Funding LLC
5.28%, 12/14/06(4)	3,047	3,028
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(4)	4,893	4,884
Cantabric Finance LLC
5.26%, 01/25/07(4)	3,861	3,813
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(4)	11,101	11,085
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(4)	7,240	7,061
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(4)	5,792	5,771
Curzon Funding LLC
5.29%, 11/17/06(4)	9,653	9,630
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(4)	11,121	10,987
Falcon Asset Securitization Corp.
5.30%, 11/06/06(4)	9,653	9,646
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(4)	8,784	8,656
Galleon Capital Corp.
5.27%, 12/18/06(4)	1,350	1,340
General Electric Capital Services Inc.
5.22%, 12/11/06	965	960
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(4)	5,695	5,583
HBOS Treasury Services PLC
5.27%, 12/15/06	1,931	1,918
Landale Funding LLC
5.31%, 11/15/06(4)	7,529	7,514
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(4)	17,338	17,326
Mont Blanc Capital Corp.
5.29%, 11/15/06(4)	6,226	6,213
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	12,549	12,311
Nestle Capital Corp.
5.19%, 08/09/07	5,792	5,557
Park Granada LLC
5.35%-5.36%, 11/01/06(4)	15,250	15,250
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(4)	5,143	5,084
Sedna Finance Inc.
5.22%, 04/17/07(4)	5,502	5,369
Sydney Capital Corp.
5.27%, 12/08/06(4)	230	229
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(4)	4,826	4,772
Tulip Funding Corp.
5.29%, 11/15/06(4)	5,091	5,081

		215,238
MEDIUM-TERM NOTES(3)—0.01%
Bank of America N.A.
5.28%, 04/20/07	2,413	2,413
Cullinan Finance Corp.
5.71%, 06/28/07(4)	7,240	7,240
K2 USA LLC
5.39%, 06/04/07(4)	7,240	7,240

Marshall & Ilsley Bank
5.18%, 12/15/06	9,653	9,657
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(4)	11,294	11,293
US Bank N.A.
2.85%, 11/15/06	1,931	1,929

		39,772
REPURCHASE AGREEMENTS(3)—0.09%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $19,308 (collateralized by non-U.S. Government debt securities, value $19,891, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$19,305	19,305
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $13,516 (collateralized by U.S. Government obligations, value $13,789, 5.50%, 10/1/21 to 10/1/36).	13,514	13,514
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $14,481 (collateralized by non-U.S. Government debt securities, value $15,932, 0.31% to 6.00%, 7/25/36 to 11/25/46).	14,479	14,479
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $965 (collateralized by non-U.S. Government debt securities, value $995, 6.00% to 6.70%, 12/15/10 to 4/15/12).	965	965
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $33,789 (collateralized by non-U.S. Government debt securities, value $35,485, 4.11% to 9.32%, 4/15/10 to 5/15/36).	33,784	33,784
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $10,620 (collateralized by non-U.S. Government debt securities, value $11,899, 0.00% to 10.00%, 5/27/33 to 10/31/36).	10,618	10,618
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,793 (collateralized by non-U.S. Government debt securities, value $6,407, 0.00% to 10.00%, 5/27/33 to 10/31/36).	5,792	5,792
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $19,308 (collateralized by non-U.S. Government debt securities, value $20,277, 0.00% to 9.00%, 5/1/17 to 9/25/46).	19,305	19,305
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $16,895 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $17,321, 0.00% to 7.32%, 11/2/06 to 3/25/45).	16,892	16,892
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $14,481 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $14,755, 0.00% to 7.32%, 11/2/06 to 3/25/45).	14,479	14,479

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,793 (collateralized by non-U.S. Government debt securities, value $6,083, 0.00% to 10.00%, 1/1/10).	5,792	5,792
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,827 (collateralized by non-U.S. Government debt securities, value $5,070, 5.26% to 5.35%, 7/1/24 to 6/1/46).	4,826	4,826
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $2,413 (collateralized by non-U.S. Government debt securities, value $2,535, 6.25% to 7.63%, 9/15/13 to 6/1/16).	2,413	2,413
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $19,308 (collateralized by non-U.S. Government debt securities, value $19,891, 3.50% to 10.13%, 5/15/07 to 7/1/26).	19,305	19,305
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $9,654 (collateralized by non-U.S. Government debt securities, value $10,641, 5.50% to 10.39%, 6/17/08 to 6/25/36).	9,653	9,653
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $13,033 (collateralized by non-U.S. Government debt securities, value $13,786, 0.00% to 10.00%, 11/1/06 to 10/31/36).	13,031	13,031
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $6,980 (collateralized by non-U.S. Government debt securities, value $7,249, 0.00% to 10.00%, 11/1/06 to 10/31/36). (5)	6,757	6,757
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $25,101 (collateralized by non-U.S. Government debt securities, value $26,360, 3.86% to 8.17%, 11/18/08 to 7/15/45).	25,097	25,097

		236,007
TIME DEPOSITS(3)—0.00%
SunTrust Bank
5.34%, 11/01/06	997	997

		997
VARIABLE & FLOATING RATE NOTES(3)—0.23%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(4)	24,711	24,714
American Express Bank
5.29%, 02/28/07	9,653	9,652
American Express Centurion Bank
5.41%, 07/19/07	10,618	10,627
American Express Credit Corp.
5.42%, 07/05/07	2,896	2,897
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(4)	1,742	1,742
ASIF Global Financing
5.51%, 05/03/07(4)	965	966
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(4)	6,274	6,274
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(4)	13,996	13,997

Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(4)	24,614	24,615
BMW US Capital LLC
5.32%, 10/15/07(4)	9,653	9,653
BNP Paribas
5.36%, 05/18/07(4)	17,857	17,857
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(4)	7,046	7,046
CC USA Inc.
5.37%, 07/30/07(4)	4,826	4,827
Commodore CDO Ltd.
5.47%, 06/12/07(4)	2,413	2,413
Credit Agricole SA
5.34%, 07/23/07	9,653	9,653
Credit Suisse First Boston NY
5.38%, 04/24/07	4,826	4,826
Cullinan Finance Corp.
5.36%, 04/25/07(4)	2,413	2,413
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(4)	2,413	2,413
DEPFA Bank PLC
5.43%, 09/14/07	9,653	9,653
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(4)	11,101	11,101
Eli Lilly Services Inc.
5.31%, 10/01/07(4)	9,653	9,653
Fifth Third Bancorp
5.30%, 11/23/07(4)	19,305	19,305
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(4)	9,653	9,652
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	10,135	10,138
Granite Master Issuer PLC
5.29%, 08/20/07(4)	33,784	33,784
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(4)	7,722	7,723
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	14,479	14,481
HBOS Treasury Services PLC
5.46%, 07/24/07(4)	9,653	9,653
Holmes Financing PLC
5.29%, 07/16/07(4)	16,892	16,892
JP Morgan Chase & Co.
5.29%, 08/02/07	7,240	7,240
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(4)	7,240	7,239
Kestrel Funding LLC
5.30%, 07/11/07(4)	3,861	3,861
Kommunalkredit Austria AG
5.32%, 11/09/07(4)	5,792	5,792
Leafs LLC
5.32%, 01/22/07-02/20/07(4)	10,060	10,061
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(4)	10,618	10,617
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(4)	3,823	3,822
Marshall & Ilsley Bank
5.30%, 10/15/07	5,309	5,309
Master Funding LLC
5.35%, 04/25/07(4)	8,687	8,687
Metropolitan Life Global Funding I
5.33%, 08/06/07(4)	14,479	14,479

Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(4) (5)	965	965
Monumental Global Funding II
5.38%, 12/27/06(4)	1,931	1,931
Mound Financing PLC
5.29%, 05/08/07(4)	9,074	9,074
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(4)	34,750	34,750
National City Bank of Indiana
5.37%, 05/21/07	4,826	4,827
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(4)	31,854	31,860
Newcastle Ltd.
5.34%, 04/24/07(4)	3,403	3,402
Northern Rock PLC
5.36%, 08/03/07(4)	11,583	11,583
Northlake CDO I
5.46%, 09/06/07(4)	2,896	2,896
Principal Life Global Funding I
5.82%, 02/08/07	4,344	4,349
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(4)	13,996	13,996
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(4)	9,653	9,653
Strips III LLC
5.37%, 07/24/07(4)	2,219	2,219
SunTrust Bank
5.29%, 05/01/07	9,653	9,653
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(4)	23,553	23,551
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(4)	13,514	13,514
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(4)	12,935	12,935
Wachovia Bank N.A.
5.36%, 05/22/07	19,305	19,305
Wal-Mart Stores Inc.
5.50%, 07/16/07(4)	7,240	7,243
Wells Fargo & Co.
5.33%, 11/15/07(4)	4,826	4,827
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(4)	7,240	7,240
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(4)	28,958	28,953
Wind Master Trust
5.31%, 07/25/07(4)	3,861	3,861

		648,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,188,592)		1,188,592

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $288,390,799)		278,043,946
Other Assets, Less Liabilities — (0.38)%		(1,049,341)

NET ASSETS — 100.00%		$276,994,605

NYS	- New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(5)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.34%

AUSTRALIA—5.53%
AGL Energy Ltd.(1)	1,300,379	$15,446,679
Alinta Ltd.	750,969	6,160,056
Alumina Ltd.	4,044,508	21,063,840
Amcor Ltd.	2,647,188	14,175,803
AMP Ltd.	5,066,636	37,247,754
Aristocrat Leisure Ltd.	1,056,868	11,392,752
Australia & New Zealand Banking Group Ltd.	5,072,861	114,000,396
Australian Stock Exchange Ltd.	605,248	16,580,339
BHP Billiton Ltd.	9,449,280	199,480,235
BlueScope Steel Ltd.	2,607,044	14,606,418
Boral Ltd.	2,247,292	12,643,016
Brambles Industries Ltd.(2)	2,740,600	26,467,750
Caltex Australia Ltd.	595,984	10,215,629
Coca-Cola Amatil Ltd.	2,233,396	12,029,062
Coles Myer Ltd.	3,394,484	35,672,235
Commonwealth Bank of Australia	3,454,700	127,522,115
Commonwealth Property Office Fund	30,133,476	33,112,682
Computershare Ltd.	1,767,880	10,534,169
CSL Ltd.	538,856	23,389,177
CSR Ltd.	4,381,100	10,984,618
DB RREEF Trust	14,445,664	18,444,982
Foster’s Group Ltd.	6,722,576	33,554,612
Futuris Corp. Ltd.	4,267,805	5,812,648
GPT Group	6,042,444	22,070,462
Harvey Norman Holdings Ltd.	2,945,952	8,252,604
Insurance Australia Group Ltd.	5,204,052	22,350,714
Investa Property Group	9,647,684	17,918,064
James Hardie Industries NV	1,706,457	10,392,664
John Fairfax Holdings Ltd.	3,327,320	12,513,754
Lend Lease Corp. Ltd.	1,259,904	16,418,608
Macquarie Bank Ltd.	654,202	37,741,252
Macquarie Infrastructure Group	8,005,640	20,939,656
Mayne Pharma Ltd.	3,295,668	11,145,041
Mirvac Group	4,889,848	18,541,643
Multiplex Group	2,686,560	7,650,700
National Australia Bank Ltd.	4,195,820	123,967,990
Newcrest Mining Ltd.	1,084,660	20,018,835
Orica Ltd.	859,671	16,192,341
Origin Energy Ltd.	4,070,756	22,586,608
Paladin Resources Ltd.(1)	1,254,500	5,601,486
Qantas Airways Ltd.	3,419,188	11,218,780
QBE Insurance Group Ltd.	2,119,579	40,513,834
Rinker Group Ltd.	2,808,536	40,316,302
Rio Tinto Ltd.	817,548	49,600,506
Santos Ltd.	2,551,460	20,909,397
Stockland	4,258,352	24,978,569

Suncorp-Metway Ltd.	1,855,888	29,872,522
Sydney Roads Group(1)	6,008,476	5,300,611
Symbion Health Ltd.	3,694,020	9,376,265
Tabcorp Holdings Ltd.	1,846,728	23,579,993
Telstra Corp. Ltd.(2)	5,633,284	17,262,895
Toll Holdings Ltd.	1,783,796	21,396,053
Transurban Group(2)	2,444,152	13,655,959
Wesfarmers Ltd.	951,876	25,442,483
Westfield Group	4,067,685	58,643,105
Westpac Banking Corp.	5,135,344	95,176,963
Woodside Petroleum Ltd.	1,470,660	42,734,538
Woolworths Ltd.	3,054,804	48,910,334
Zinifex Ltd.	1,258,360	14,772,271

		1,798,500,769
AUSTRIA—0.57%
Erste Bank der Oesterreichischen Sparkassen AG	723,364	49,256,222
Meinl European Land Ltd.(1)	434,924	9,597,943
Oesterreichische Elektrizitaetswirtschafts AG Class A	421,512	21,041,056
OMV AG	351,260	19,094,405
Raiffeisen International Bank Holding AG	148,224	16,960,498
RHI AG(1)	196,860	8,434,874
Telekom Austria AG	1,350,228	33,605,588
Wiener Staedtische Allgemeine Versicherung AG	213,072	13,706,504
Wienerberger AG	281,008	14,608,408

		186,305,498
BELGIUM—1.29%
AGFA-Gevaert NV	362,068	9,136,221
Cofinimmo	129,771	24,596,533
Colruyt SA	74,935	13,198,774
Delhaize Group	215,093	17,391,726
Dexia	1,436,791	38,804,228
Euronav SA	135,100	4,164,302
Fortis	3,036,437	127,467,049
Groupe Bruxelles Lambert SA	214,035	23,562,083
InBev	462,715	26,068,479
KBC Groep NV	470,148	51,366,283
Mobistar SA	122,748	10,175,678
NV Bekaert SA	97,630	10,411,170
Omega Pharma SA	102,362	6,695,799
Solvay SA	190,470	24,650,987
UCB SA	285,640	17,681,966
Umicore	94,726	14,701,869

		420,073,147
DENMARK—0.73%
AP Moller-Maersk A/S	3,088	27,974,176
Carlsberg A/S Class B	159,804	13,737,753
Coloplast A/S Class B	170,612	14,462,358
Dampskibsselskabet TORM A/S(2)	115,800	6,266,427
Danisco A/S	185,280	14,912,510
Danske Bank A/S	1,205,864	50,592,804
GN Store Nord A/S(2)	721,820	10,136,012
Novo Nordisk A/S Class B	674,728	50,955,570
Novozymes A/S Class B(2)	226,196	18,128,218
Topdanmark A/S(1)(2)	118,888	16,877,841
Vestas Wind Systems A/S(1)	526,504	14,831,734

		238,875,403

FINLAND—1.43%
Cargotec Corp. Class B	175,705	7,994,908
Elisa OYJ Class A	557,384	14,086,058
Fortum OYJ	1,290,012	35,498,687
Kone OYJ	362,068	17,154,098
Metso OYJ	464,744	20,197,643
Neste Oil OYJ	486,360	15,308,079
Nokia OYJ	10,934,608	217,021,817
Nokian Renkaat OYJ	485,588	9,296,704
Rautaruukki OYJ	353,576	11,679,301
Sampo OYJ	1,234,428	26,753,046
Stora Enso OYJ Class R	1,655,168	26,787,434
TietoEnator OYJ(2)	339,680	9,416,718
UPM-Kymmene OYJ	1,395,004	35,414,411
YIT OYJ	708,696	17,620,520

		464,229,424
FRANCE—9.72%
Accor SA	651,474	45,234,081
Air France-KLM	417,846	14,884,898
Alcatel SA	3,832,980	48,677,629
Alstom(1)	304,168	28,068,655
Atos Origin SA(1)	230,828	13,139,932
AXA	4,367,976	166,415,725
BNP Paribas	2,243,274	246,664,919
Bouygues SA	579,772	33,802,834
Cap Gemini SA	358,980	20,389,194
Carrefour SA	1,545,544	94,174,554
Compagnie de Saint-Gobain	809,829	59,691,858
Compagnie Generale des Etablissements Michelin Class B	412,248	33,622,437
Credit Agricole SA	1,646,590	70,005,134
Dassault Systemes SA	184,508	10,069,843
Essilor International SA	285,425	29,945,641
European Aeronautic Defence and Space Co.	890,888	24,163,054
France Telecom	4,523,148	117,482,991
Gaz de France(2)	485,588	19,523,078
Groupe Danone	627,750	91,981,056
Lafarge SA	440,812	59,244,981
Lagardere S.C.A.	373,085	26,833,140
L’Air Liquide SA	312,401	66,508,667
L’Oreal SA	812,961	79,066,855
LVMH Moet Hennessy Louis Vuitton SA	622,421	64,864,968
Mittal Steel Co. NV	1,833,585	78,750,968
Neopost SA	140,064	17,126,232
PagesJaunes SA(3)	476,891	14,316,150
Pernod Ricard SA	205,506	41,154,491
PPR SA	186,141	27,773,226
PSA Peugeot Citroen SA	477,976	27,459,011
Publicis Groupe	402,212	15,565,175
Renault SA	487,658	57,045,002
Safran SA	517,023	11,700,068
Sanofi-Aventis	2,747,548	233,555,070
Schneider Electric SA	646,936	67,213,345
SCOR	2,668,804	6,710,466
Societe BIC	120,454	7,748,569
Societe Generale Class A	940,929	156,364,306
Societe Television Francaise 1	364,063	12,369,563
Sodexho Alliance SA	366,734	19,696,846

STMicroelectronics NV	1,863,608	32,230,248
Suez SA	2,668,032	119,391,313
Technip SA	306,484	18,459,825
Thales SA	276,944	12,799,419
Thomson	852,288	14,696,418
Total SA	5,805,815	393,113,867
Unibail	179,140	39,006,895
Valeo SA	286,412	10,780,422
Vallourec SA	98,332	24,473,679
Veolia Environnement	868,920	53,200,939
Vinci SA	534,996	60,260,819
Vivendi SA	3,088,000	116,940,412
Zodiac SA	124,292	7,763,846

		3,162,122,714
GERMANY—6.86%
Adidas AG	609,108	30,522,098
Allianz AG	1,098,556	203,899,482
ALTANA AG	241,636	13,486,862
BASF AG	1,403,496	123,710,777
Bayer AG	1,905,296	95,935,479
Celesio AG	322,696	16,639,671
Commerzbank AG	1,698,400	60,285,206
Continental AG	365,380	40,861,829
DaimlerChrysler AG Registered	2,468,084	140,811,214
Deutsche Bank AG	1,378,792	173,535,966
Deutsche Boerse AG	313,432	50,542,182
Deutsche Lufthansa AG	813,688	18,766,611
Deutsche Post AG	2,049,660	56,769,013
Deutsche Telekom AG	7,529,316	130,312,176
Douglas Holding AG	278,977	13,502,261
E.ON AG	1,661,344	199,322,903
Fresenius Medical Care AG & Co. KGaA	193,000	25,751,918
Hochtief AG	191,456	12,511,481
Hypo Real Estate Holding AG	416,108	26,156,648
Infineon Technologies AG(1)	2,208,692	26,893,871
Linde AG	330,613	32,770,804
MAN AG	384,456	34,177,284
Merck KGaA	176,788	18,638,142
METRO AG	495,624	29,447,050
Muenchener Rueckversicherungs-Gesellschaft AG	539,628	87,595,759
Puma AG	43,232	15,330,427
RWE AG	1,179,616	116,578,831
SAP AG	598,300	119,036,235
Siemens AG	2,248,836	202,356,279
SolarWorld AG(2)	127,380	6,851,183
ThyssenKrupp AG	1,066,476	39,583,598
TUI AG(2)	845,340	18,493,198
Volkswagen AG	492,536	48,594,515

		2,229,670,953
GREECE—0.46%
Hellenic Telecommunications Organization SA ADR(1)	4,088,572	52,579,036
National Bank of Greece SA ADR	10,429,722	95,327,659

		147,906,695
HONG KONG—1.65%
Bank of East Asia Ltd.	5,249,600	25,066,372
BOC Hong Kong Holdings Ltd.	10,422,000	23,308,094

Cheung Kong (Holdings) Ltd.	4,632,000	50,366,917
CLP Holdings Ltd.	4,246,000	26,959,596
Esprit Holdings Ltd.	2,702,000	26,150,908
Foxconn International Holdings Ltd.(1)	5,972,000	19,842,062
Hang Lung Properties Ltd.	7,720,000	16,828,662
Hang Seng Bank Ltd.	2,161,600	27,533,120
Henderson Land Development Co. Ltd.	3,088,000	16,987,423
Hong Kong & China Gas Co. Ltd. (The)	10,036,200	22,987,061
Hong Kong Exchanges & Clearing Ltd.	4,632,000	36,673,783
Hongkong Electric Holdings Ltd.	3,860,000	18,158,285
Hutchison Telecommunications International Ltd.(1)	4,632,000	8,918,397
Hutchison Whampoa Ltd.	5,404,000	47,925,966
Li & Fung Ltd.	6,378,200	16,682,802
Link REIT (The)	7,334,000	15,082,292
Melco International Development Ltd.	2,316,000	5,673,720
MTR Corp. Ltd.	4,632,000	11,121,206
New World Development Co. Ltd.	8,693,599	14,883,679
PCCW Ltd.	13,124,800	8,046,695
Sun Hung Kai Properties Ltd.	3,860,000	42,195,688
Swire Pacific Ltd. Class A	3,088,000	32,605,533
Techtronic Industries Co. Ltd.	4,632,000	6,560,797
Wharf Holdings Ltd. (The)	4,632,000	15,717,336

		536,276,394
IRELAND—0.98%
Allied Irish Banks PLC	2,532,160	69,001,544
Bank of Ireland	2,947,496	59,402,557
C&C Group PLC	829,069	13,777,532
CRH PLC	1,560,984	55,168,502
DCC PLC	429,232	11,614,425
DEPFA BANK PLC	1,109,384	18,634,064
Elan Corp. PLC(1)	1,165,720	17,169,982
Grafton Group PLC(1)	1,328,612	19,501,400
Independent News & Media PLC	2,994,588	10,052,234
Irish Life & Permanent PLC	1,081,572	26,573,940
Kerry Group PLC Class A	623,776	15,071,242
Ryanair Holdings PLC(1)	88,752	1,002,516

		316,969,938
ITALY—3.82%
Alleanza Assicurazioni SpA(2)	1,430,852	16,938,635
Arnoldo Mondadori Editore SpA(2)	697,636	6,793,963
Assicurazioni Generali SpA	2,450,649	97,245,971
Autogrill SpA(2)	774,465	13,314,939
Autostrade SpA	772,000	22,830,379
Banca Intesa SpA	10,219,736	69,850,406
Banca Monte dei Paschi di Siena SpA(2)	3,696,336	22,692,707
Banca Popolare di Milano Scrl(2)	1,421,252	21,024,433
Banche Popolari Unite Scrl	1,080,800	29,658,800
Banco Popolare di Verona e Novara Scrl(2)	1,191,968	32,085,659
Bulgari SpA	595,530	8,323,147
Capitalia SpA	4,947,748	43,731,778
Enel SpA	11,310,180	108,556,827
Eni SpA	7,130,712	215,063,347
Fiat SpA(1)(2)	1,603,444	28,303,866
Finmeccanica SpA	956,644	22,991,667
Gruppo Editoriale L’Espresso SpA(2)	886,256	4,456,821
Italcementi SpA(2)	377,597	10,000,378
Luxottica Group SpA	397,580	12,366,586
Mediaset SpA	2,451,872	27,507,837

Mediobanca SpA	1,374,449	31,927,859
Mediolanum SpA(2)	926,835	7,298,899
Pirelli & C. SpA	9,531,884	8,704,788
Sanpaolo IMI SpA(2)	2,981,650	63,668,173
Snam Rete Gas SpA	3,135,864	15,969,816
Telecom Italia SpA	29,229,464	88,604,188
Telecom Italia SpA RNC	16,612,668	41,983,086
UniCredito Italiano SpA German	20,522,076	170,125,819

		1,242,020,774
JAPAN—23.04%
Access Co. Ltd.(1)(2)	772	5,133,268
Aderans Co. Ltd.	231,600	5,357,313
Advantest Corp.	463,200	23,366,583
AEON Co. Ltd.	1,824,800	42,911,733
Aeon Credit Service Co. Ltd.	308,890	6,894,689
Aisin Seiki Co. Ltd.	617,600	18,977,935
Ajinomoto Co. Inc.	1,544,000	17,831,352
All Nippon Airways Co. Ltd.	1,544,000	6,036,038
Alps Electric Co. Ltd.	19,000	189,911
Amada Co. Ltd.	1,544,000	15,300,960
Asahi Breweries Ltd.	1,263,700	17,981,203
Asahi Glass Co. Ltd.	2,719,000	31,261,944
Asahi Kasei Corp.	3,088,000	19,689,608
Astellas Pharma Inc.	1,389,690	62,512,622
Bank of Fukuoka Ltd. (The)	2,316,000	18,463,949
Bank of Yokohama Ltd. (The)	3,088,000	23,827,852
Benesse Corp.	154,400	5,535,231
Bridgestone Corp.	1,544,000	32,157,057
Canon Inc.	2,893,000	154,830,012
Casio Computer Co. Ltd.	926,400	18,701,174
Central Japan Railway Co.	3,860	41,514,233
Chiba Bank Ltd. (The)	2,316,000	20,717,580
Chiyoda Corp.	462,000	8,360,207
Chubu Electric Power Co. Inc.	1,621,200	44,835,372
Chugai Pharmaceutical Co. Ltd.	772,000	15,814,946
Citizen Watch Co. Ltd.	1,235,200	10,237,542
Coca-Cola West Japan Co. Ltd.	289,200	5,393,726
Credit Saison Co. Ltd.	463,200	16,724,305
CSK Corp.	231,600	10,299,484
Dai Nippon Printing Co. Ltd.	1,544,000	22,944,851
Daicel Chemical Industries Ltd.	772,000	5,120,089
Daido Steel Co. Ltd.	1,544,000	10,055,670
Daiichi Sankyo Co. Ltd.	1,852,895	55,038,834
Daikin Industries Ltd.	772,000	21,745,551
Daimaru Inc. (The)	772,000	9,238,564
Dainippon Ink & Chemical Inc.	2,316,000	8,737,758
Dainippon Screen Manufacturing Co. Ltd.(2)	772,000	6,431,411
Daito Trust Construction Co. Ltd.	308,800	16,263,036
Daiwa House Industry Co. Ltd.	1,544,000	27,807,947
Daiwa Securities Group Inc.	3,860,000	43,721,736
Denso Corp.	1,544,000	58,778,883
Dentsu Inc.	4,632	12,731,032
DOWA Holdings Co. Ltd.(2)	772,000	6,484,128
E*Trade Securities Co. Ltd.	6,948	7,294,644
East Japan Railway Co.	9,264	64,683,129
Ebara Corp.(2)	1,544,000	6,022,859
Eisai Co. Ltd.	694,800	35,524,323
Electric Power Development Co.	463,200	19,254,697
Elpida Memory Inc.(1)	308,800	14,391,601
FamilyMart Co. Ltd.	231,600	6,266,672

Fanuc Ltd.	540,400	46,818,830
Fast Retailing Co. Ltd.	154,400	14,589,288
Fuji Electric Holdings Co. Ltd.	1,544,000	8,381,921
Fuji Television Network Inc.	983	2,047,305
FUJIFILM Holdings Corp.	1,389,600	51,477,649
Fujikura Ltd.	1,544,000	16,487,081
Fujitsu Ltd.	5,404,000	44,005,087
Furukawa Electric Co. Ltd. (The)	1,544,000	11,004,567
Goodwill Group Inc. (The)	6,176	3,568,906
Gunma Bank Ltd.	1,544,000	10,767,342
Hankyu Holdings Inc.	3,088,000	18,503,487
Haseko Corp.(1)	2,255,500	7,739,414
Hino Motors Ltd.	772,000	3,808,766
Hirose Electric Co. Ltd.	154,400	20,559,430
Hitachi Cable Ltd.	772,000	3,940,557
Hitachi Ltd.	8,494,000	48,939,012
Honda Motor Co. Ltd.	4,124,400	145,747,224
Hoya Corp.	1,138,200	43,913,312
IBIDEN Co. Ltd.	480,600	25,146,840
INPEX Holdings Inc.(1)	2,576	21,020,494
Isetan Co. Ltd.	849,200	14,931,945
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,860,000	12,981,435
Ito En Ltd.	154,400	4,889,454
ITOCHU Corp.	3,860,000	30,707,353
Itochu Techno-Science Corp.	77,200	4,309,573
JAFCO Co. Ltd.	154,400	7,960,190
Japan Airlines Corp.(1)	54,000	102,787
Japan Steel Works Ltd. (The)(2)	1,371,000	9,163,015
Japan Tobacco Inc.	11,580	50,410,141
JFE Holdings Inc.	1,544,875	61,976,975
JGC Corp.	772,000	11,999,590
Joyo Bank Ltd. (The)	2,316,000	13,502,010
JS Group Corp.	772,480	15,824,779
JSR Corp.	492,100	12,349,230
Kajima Corp.	2,316,000	11,050,694
Kamigumi Co. Ltd.	772,000	6,319,389
Kaneka Corp.	772,000	7,446,203
Kansai Electric Power Co. Inc. (The)	2,007,200	47,286,689
Kao Corp.	1,544,000	40,459,903
Kawasaki Heavy Industries Ltd.	3,860,000	14,233,452
Kawasaki Kisen Kaisha Ltd.(2)	2,316,000	16,447,544
KDDI Corp.	6,805	42,344,287
Keihin Electric Express Railway Co. Ltd.(2)	772,000	5,495,694
Keio Corp.	1,544,000	10,279,715
Keyence Corp.	154,481	34,151,832
Kikkoman Corp.(2)	772,000	8,698,220
Kinden Corp.	772,000	5,752,687
Kintetsu Corp.	4,632,000	14,312,526
Kirin Brewery Co. Ltd.	2,316,000	30,760,070
Kobe Steel Ltd.	7,720,000	23,590,628
Kokuhoku Financial Group Inc.	3,088,000	11,492,194
Komatsu Ltd.	2,316,000	41,711,920
Konami Corp.	308,800	8,513,713
Konica Minolta Holdings Inc.(1)	1,544,000	20,533,072
Kubota Corp.	3,088,000	26,964,483
Kuraray Co. Ltd.	1,158,000	13,086,868
Kyocera Corp.	463,200	41,474,696
Kyowa Hakko Kogyo Co. Ltd.	1,544,000	11,861,209
Kyushu Electric Power Co. Inc.	1,080,800	25,231,428
Lawson Inc.	231,600	7,848,167
Leopalace21 Corp.	386,000	14,497,034

Marubeni Corp.	4,632,000	23,682,882
Marui Co. Ltd.	926,400	12,438,455
Matsushita Electric Industrial Co. Ltd.	5,404,868	112,798,449
Meiji Dairies Corp.	1,544,000	10,121,565
Meiji Seika Kaisha Ltd.	1,544,000	7,828,398
Meitec Corp.(2)	154,400	4,863,096
Millea Holdings Inc.	1,930,000	72,814,647
Minebea Co. Ltd.	1,544,000	9,396,714
Mitsubishi Chemical Holdings Corp.	2,977,500	19,010,456
Mitsubishi Corp.	3,396,800	65,526,593
Mitsubishi Electric Corp.	5,772,000	50,253,425
Mitsubishi Estate Co. Ltd.	3,088,000	73,803,081
Mitsubishi Gas Chemical Co. Inc.	886,000	8,424,771
Mitsubishi Heavy Industries Ltd.	8,492,000	37,837,259
Mitsubishi Materials Corp.	3,860,000	15,188,938
Mitsubishi Rayon Co. Ltd.	1,544,000	9,726,192
Mitsubishi UFJ Financial Group Inc.	23,160	290,599,633
Mitsui & Co. Ltd.	3,860,000	52,617,644
Mitsui Chemicals Inc.	1,544,000	10,582,835
Mitsui Engineering & Shipbuilding Co. Ltd.	2,316,000	8,619,146
Mitsui Fudosan Co. Ltd.	2,316,000	56,933,806
Mitsui Mining & Smelting Co. Ltd.	2,316,000	11,189,075
Mitsui O.S.K. Lines Ltd.	3,721,000	30,967,308
Mitsui Sumitomo Insurance Co. Ltd.	3,088,160	38,353,231
Mitsui Trust Holdings Inc.	2,316,000	27,221,476
Mitsukoshi Ltd.(2)	1,544,000	7,907,473
Mizuho Financial Group Inc.	26,248	204,105,057
Murata Manufacturing Co. Ltd.	617,600	43,122,086
Namco Bandai Holdings Inc.	694,800	11,024,994
NEC Corp.	5,404,000	27,768,409
NEC Electronics Corp.(1)(2)	154,400	4,928,991
Net One Systems Co. Ltd.	63	96,257
NGK Insulators Ltd.	772,000	10,457,633
NGK Spark Plug Co. Ltd.	772,000	16,243,267
Nichirei Corp.	1,544,000	8,236,951
Nidec Corp.	283,500	21,657,846
Nikko Cordial Corp.	2,207,000	26,392,446
Nikon Corp.	772,000	15,847,894
Nintendo Co. Ltd.	296,100	60,455,909
Nippon Electric Glass Co. Ltd.	772,000	16,605,693
Nippon Express Co. Ltd.	2,316,000	12,513,576
Nippon Meat Packers Inc.	772,000	8,520,302
Nippon Mining Holdings Inc.	2,519,000	18,792,250
Nippon Oil Corp.	3,860,000	28,664,589
Nippon Paper Group Inc.	2,316	8,283,078
Nippon Sheet Glass Co. Ltd.	1,544,000	6,919,039
Nippon Steel Corp.	16,984,000	69,005,881
Nippon Telegraph & Telephone Corp.	13,610	68,424,651
Nippon Yusen Kabushiki Kaisha	3,860,000	25,007,383
Nishimatsu Construction Co. Ltd.(2)	1,544,000	5,324,365
Nishi-Nippon City Bank Ltd. (The)	1,544,000	7,314,413
Nissan Motor Co. Ltd.	5,936,500	70,991,733
Nisshin Seifun Group Inc.	829,200	8,691,542
Nisshin Steel Co. Ltd.	3,088,000	9,541,684
Nissin Food Products Co. Ltd.	231,600	6,978,345
Nitto Denko Corp.	463,400	26,382,809
NOK Corp.	308,800	8,091,981
Nomura Holdings Inc.	4,632,000	81,644,659
NSK Ltd.	1,544,000	12,915,539
NTN Corp.	1,544,000	12,691,495
NTT Data Corp.	3,088	15,366,856

NTT DoCoMo Inc.	50,180	76,669,540
Obayashi Corp.	2,316,000	15,162,579
Oji Paper Co. Ltd.	2,316,000	12,256,583
Okumura Corp.	772,000	3,894,431
Olympus Corp.	772,000	24,513,166
Omron Corp.	646,500	16,665,358
Oracle Corp. Japan(2)	77,200	3,591,311
Oriental Land Co. Ltd.	154,400	8,724,579
ORIX Corp.	231,600	65,137,809
Osaka Gas Co. Ltd.	5,404,000	19,465,563
Pioneer Corp.	540,400	8,584,221
Promise Co. Ltd.	347,400	12,543,229
Rakuten Inc.	21,616	9,594,401
Resona Holdings Inc.	12,352	37,534,138
Ricoh Co. Ltd.	1,544,000	30,443,771
Rohm Co. Ltd.	308,800	28,361,470
Ryohin Keikaku Co. Ltd.	154,400	11,334,045
Sankyo Co. Ltd.	154,400	7,867,936
SANYO Electric Co. Ltd.(2)	4,632,000	8,856,370
Sapporo Holdings Ltd.(2)	1,544,000	7,907,473
SBI Holdings Inc.	30,108	10,973,596
Secom Co. Ltd.	772,000	38,548,931
Sega Sammy Holdings Inc.	536,338	13,459,381
Seiko Epson Corp.	463,200	11,683,291
Seino Holdings Co. Ltd.	772,000	8,395,101
Sekisui Chemical Co. Ltd.	1,544,000	13,627,212
Sekisui House Ltd.	1,544,000	24,368,196
Seven & I Holdings Co. Ltd.	2,218,880	71,023,857
77 Bank Ltd. (The)	1,544,000	10,134,744
Sharp Corp.	3,088,000	54,956,937
Shimano Inc.	231,600	6,444,591
Shimizu Corp.	1,544,000	9,146,310
Shin-Etsu Chemical Co. Ltd.	1,003,600	65,704,511
Shinsei Bank Ltd.	3,088,000	17,791,814
Shionogi & Co. Ltd.	772,000	15,452,520
Shiseido Co. Ltd.	772,000	15,024,199
Shizuoka Bank Ltd. (The)	1,544,000	16,473,902
Showa Denko K.K.	3,088,000	13,442,704
Showa Shell Sekiyu K.K.	849,200	9,502,806
SMC Corp.	154,400	21,060,237
SoftBank Corp.(2)	2,007,200	43,860,117
Sompo Japan Insurance Inc.	2,316,000	30,760,070
Sony Corp.	2,702,000	111,857,795
Stanley Electric Co. Ltd.	492,100	9,744,971
Sumitomo Chemical Co. Ltd.	4,632,000	32,974,162
Sumitomo Corp.	3,088,000	40,538,978
Sumitomo Electric Industries Ltd.	2,084,400	29,463,244
Sumitomo Heavy Industries Ltd.	1,544,000	13,205,480
Sumitomo Metal Industries Ltd.	11,580,000	43,491,102
Sumitomo Metal Mining Co. Ltd.	1,544,000	20,256,310
Sumitomo Mitsui Financial Group Inc.	16,212	177,127,395
Sumitomo Osaka Cement Co. Ltd.	2,316,000	6,800,427
Sumitomo Realty & Development Co. Ltd.	1,165,000	38,583,074
Sumitomo Trust & Banking Co. Ltd. (The)	3,860,000	41,448,338
Suruga Bank Ltd.	772,000	9,581,222
Suzuken Co. Ltd.	231,640	8,106,560
T&D Holdings Inc.	579,000	42,255,559
Taiheiyo Cement Corp.	2,316,000	9,291,281
Taisei Corp.	3,088,000	10,490,581
Taisho Pharmaceutical Co. Ltd.	772,000	13,838,078
Taiyo Nippon Sanso Corp.	772,000	6,774,068

Takara Holdings Inc.(2)	772,000	4,816,969
Takashimaya Co. Ltd.	1,544,000	22,641,731
Takeda Pharmaceutical Co. Ltd.	2,238,800	143,514,045
TDK Corp.	308,800	24,117,793
Teijin Ltd.	2,316,000	12,908,949
Terumo Corp.	463,200	18,701,174
THK Co. Ltd.	308,800	7,841,577
Tobu Railway Co. Ltd.	2,316,000	11,386,761
Toda Corp.	1,544,000	6,774,068
Toho Co. Ltd.	617,600	11,650,344
Tohoku Electric Power Co. Inc.	1,235,200	27,307,140
Tokuyama Corp.	897,000	11,270,402
Tokyo Broadcasting System Inc.	149,300	3,428,082
Tokyo Electric Power Co. Inc. (The)	3,088,000	89,618,028
Tokyo Electron Ltd.	463,200	34,555,657
Tokyo Gas Co. Ltd.	6,948,000	35,405,710
Tokyo Steel Manufacturing Co. Ltd.	386,000	5,904,247
Tokyo Tatemono Co. Ltd.	1,544,000	18,398,054
Tokyu Corp.	3,088,000	20,875,729
Tokyu Land Corp.	1,544,000	14,918,766
TonenGeneral Sekiyu K.K.(2)	1,544,000	14,681,541
Toppan Printing Co. Ltd.	1,544,000	16,895,634
Toray Industries Inc.	3,860,000	27,774,999
Toshiba Corp.	7,720,000	48,762,750
Tosoh Corp.	1,544,000	6,523,665
TOTO Ltd.	1,544,000	15,261,423
Toyo Seikan Kaisha Ltd.	617,600	11,966,642
Toyobo Co. Ltd.	2,316,000	6,108,523
Toyoda Gosei Co. Ltd.	231,600	5,367,197
Toyota Industries Corp.	772,000	33,606,760
Toyota Motor Corp.	7,501,200	443,714,020
Toyota Tsusho Corp.	540,400	15,867,662
Trend Micro Inc.	322,000	10,306,858
Ube Industries Ltd.	2,316,000	6,820,195
Uni-Charm Corp.	154,400	8,579,608
UNY Co. Ltd.	774,000	9,705,143
USS Co. Ltd.	108,080	6,845,236
West Japan Railway Co.	5,404	23,063,463
Yahoo! Japan Corp.	37,828	14,691,426
Yamada Denki Co. Ltd.	231,600	23,010,746
Yamaha Corp.	491,900	10,496,778
Yamaha Motor Co. Ltd.	694,800	18,977,935
Yamato Holdings Co. Ltd.	1,544,000	24,065,076
Yaskawa Electric Corp.(2)	772,000	8,223,772
Yokogawa Electric Corp.	772,000	10,576,246

		7,493,230,850
NETHERLANDS—3.44%
ABN AMRO Holding NV	4,784,856	139,548,400
Aegon NV	3,908,636	71,888,429
Akzo Nobel NV	706,183	39,604,733
ASML Holding NV(1)	1,355,822	31,010,621
Buhrmann NV	368,450	5,727,903
Euronext NV	307,256	30,785,046
Hagemeyer NV(1)(2)	1,815,744	9,316,450
Heineken NV	666,767	30,220,007
ING Groep NV	5,036,528	223,128,810
Koninklijke Ahold NV(1)	4,296,952	45,246,421
Koninklijke DSM NV	434,636	19,810,039
Koninklijke KPN NV	5,269,968	70,424,609
Koninklijke Philips Electronics NV	3,489,440	121,899,048

QIAGEN NV(1)(2)	488,676	7,715,437
Reed Elsevier NV	1,795,413	30,867,520
Royal Numico NV	479,412	21,434,770
SBM Offshore NV	569,736	16,863,363
TNT NV	1,146,630	44,139,196
Unilever NV	4,343,985	107,118,682
Vedior NV	534,996	9,785,128
Wereldhave NV	169,840	19,477,259
Wolters Kluwer NV CVA	808,284	22,221,812

		1,118,233,683
NORWAY—0.77%
DnB NOR ASA	1,833,500	23,994,618
Frontline Ltd.(2)	182,192	6,886,916
Norsk Hydro ASA	2,103,700	48,323,397
Ocean Rig ASA(1)	615,200	4,044,305
Orkla ASA	460,112	23,565,005
Pan Fish ASA(1)	7,388,040	5,783,069
Petroleum Geo-Services ASA(1)	182,964	10,643,378
Schibsted ASA(2)	317,132	9,599,849
SeaDrill Ltd.(1)	617,600	8,752,784
Statoil ASA	1,946,984	49,188,437
Storebrand ASA	815,232	9,609,367
Telenor ASA	2,204,976	34,805,918
Tomra Systems ASA(2)	740,732	4,977,132
Yara International ASA	589,468	10,318,698

		250,492,873
PORTUGAL—0.44%
Banco Comercial Portugues SA Class R	6,696,025	21,793,502
Banco Espirito Santo SA	1,526,575	24,199,674
Brisa-Auto Estradas de Portugal SA	2,064,895	22,823,679
Energias de Portugal SA	6,537,668	29,372,121
Portugal Telecom SGPS SA	2,160,555	26,914,414
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	331,002	4,013,507
Sonae Industria SGPS SA(1)	476,324	4,626,546
Sonae SGPS SA	4,161,730	7,914,618

		141,658,061
SINGAPORE—0.85%
Chartered Semiconductor Manufacturing Ltd.(1)	3,860,000	2,949,876
City Developments Ltd.	2,316,000	16,360,659
ComfortDelGro Corp. Ltd.	8,492,000	8,889,291
DBS Group Holdings Ltd.	3,088,000	40,455,448
Fraser and Neave Ltd.	7,720,150	22,012,951
Haw Par Corp. Ltd.	2,340,775	10,146,891
Keppel Corp. Ltd.	1,544,000	15,666,570
Oversea-Chinese Banking Corp.	7,721,200	34,709,822
Singapore Airlines Ltd.	1,544,000	15,071,637
Singapore Press Holdings Ltd.	6,176,750	16,580,814
Singapore Technologies Engineering Ltd.	6,176,000	11,740,012
Singapore Telecommunications Ltd.	17,586,285	29,928,816
STATS ChipPAC Ltd.(1)	6,948,000	4,395,068
United Overseas Bank Ltd.	3,531,000	40,136,596
UOL Group Ltd.	3,333,000	8,561,796

		277,606,247
SPAIN—4.21%
Abertis Infraestructuras SA(2)	966,721	26,170,475
Acciona SA	111,168	19,580,720

Acerinox SA	809,056	19,000,551
Actividades de Construcciones y Servicios SA	766,596	38,482,234
Altadis SA	802,880	38,428,346
Antena 3 de Television SA(2)	355,120	7,696,311
Banco Bilbao Vizcaya Argentaria SA	9,018,504	217,783,723
Banco Popular Espanol SA	2,677,296	46,405,124
Banco Santander Central Hispano SA	15,907,060	275,308,355
Cintra Concesiones de Infraestructuras de Transporte SA(2)	980,440	15,029,129
Endesa SA	2,664,944	118,164,680
Gas Natural SDG SA	644,620	25,604,314
Grupo Ferrovial SA(2)	225,424	20,830,922
Iberdrola SA	2,229,536	102,301,774
Iberia Lineas Aereas de Espana SA	3,405,292	10,692,007
Industria de Diseno Textil SA	626,092	29,934,755
Repsol YPF SA	2,698,140	89,538,046
Telefonica SA	12,016,180	231,586,455
Union Fenosa SA(2)	577,456	29,334,031
Zeltia SA(1)(2)	1,128,664	8,254,468

		1,370,126,420
SWEDEN—2.50%
Assa Abloy AB Class B	928,880	17,879,403
Atlas Copco AB Class A	994,017	29,043,895
Atlas Copco AB Class B	694,800	19,820,090
Boliden AB	843,024	18,619,981
Electrolux AB Class B	827,103	15,147,252
Eniro AB	557,543	6,678,410
Hennes & Mauritz AB Class B	1,313,172	56,644,567
Hoganas AB Class B(2)	206,124	5,294,819
Holmen AB Class B	132,784	5,847,247
Husqvarna AB(1)	827,103	10,136,347
Lundin Petroleum AB(1)(2)	686,308	7,603,047
Modern Times Group MTG AB Class B(1)	154,400	8,894,452
Nordea Bank AB	5,928,188	81,681,489
Oriflame Cosmetics SA	199,856	7,223,311
Sandvik AB	3,036,276	37,105,181
Scania AB Class B	331,457	22,697,190
Securitas AB Class B	917,816	12,074,185
Securitas Direct AB Class B(1)(2)	916,688	2,792,691
Securitas Systems AB Class B(1)(2)	916,688	3,059,265
Skandinaviska Enskilda Banken AB Class A	1,522,491	42,587,750
Skanska AB Class B	1,147,192	20,453,232
SKF AB	1,066,904	17,175,006
SSAB Svenskt Stal AB Class A	706,380	15,015,001
Svenska Cellulosa AB Class B	501,028	22,999,804
Svenska Handelsbanken AB Class A	1,565,616	40,542,027
Swedish Match AB	1,343,280	21,484,593
Tele2 AB Class B	1,058,412	11,139,019
Telefonaktiebolaget LM Ericsson Class B	39,604,372	150,270,002
TeliaSonera AB	5,037,300	36,621,465
Trelleborg AB Class B	534,996	11,260,890
Volvo AB Class A	294,904	19,030,280
Volvo AB Class B	570,209	35,650,894

		812,472,785
SWITZERLAND—6.96%
ABB Ltd. Registered	5,280,735	78,541,301
Adecco SA Registered	372,876	23,037,762
Ciba Specialty Chemicals AG Registered	326,120	19,965,460
Clariant AG Registered(1)	746,524	10,322,959

Compagnie Financiere Richemont AG Class A	1,422,590	70,394,673
Credit Suisse Group Registered	3,264,016	196,809,261
Geberit AG Registered	15,758	20,536,011
Givaudan SA Registered	32,558	26,960,437
Holcim Ltd. Registered	581,053	50,030,772
Kuoni Reisen Holding AG Registered(1)	13,779	7,521,760
Logitech International SA Registered(1)	572,752	15,057,274
Lonza Group AG Registered	163,390	12,610,395
Nestle SA Registered	1,041,428	355,836,234
Nobel Biocare Holding AG	69,810	19,110,267
Novartis AG Registered	6,110,000	370,868,674
OC Oerlikon Corp. AG Registered(1)(2)	33,968	12,896,561
Roche Holding AG	1,851,256	324,008,869
Serono SA	17,943	15,680,380
SGS SA Registered	13,896	14,757,902
Sulzer AG Registered	13,124	11,553,467
Swatch Group (The) AG Class B	107,503	21,217,982
Swatch Group (The) AG Registered	300,757	12,017,223
Swiss Reinsurance Co. Registered	957,280	78,500,269
Syngenta AG Registered(1)	305,105	49,278,928
Synthes Inc.	161,348	18,303,013
UBS AG Registered	5,518,256	329,626,901
Zurich Financial Services AG Registered	393,720	97,334,003

		2,262,778,738
UNITED KINGDOM—24.09%
Acergy SA(1)	618,372	11,179,185
Aegis Group PLC	3,535,035	9,017,687
Aggreko PLC	1,160,316	7,867,260
Alliance Boots PLC	1,796,444	27,752,769
AMEC PLC	1,108,592	7,886,571
AMVESCAP PLC	2,270,452	25,960,266
Anglo American PLC	3,826,804	172,540,604
ARM Holdings PLC	4,489,952	10,083,475
AstraZeneca PLC	4,135,382	244,345,683
Aviva PLC	6,688,608	98,865,569
BAE Systems PLC	8,697,352	69,586,763
Balfour Beatty PLC	1,422,024	10,991,009
Barclays PLC(4)	17,004,612	229,456,727
Barratt Developments PLC	716,416	14,797,943
BBA Group PLC	1,555,580	7,951,238
Berkeley Group Holdings (The) PLC(1)	416,108	11,428,157
BG Group PLC	9,731,060	129,081,769
BHP Billiton PLC	6,550,420	126,307,147
Biffa PLC(1)	955,216	4,855,192
BP PLC	53,259,508	592,206,716
Brambles Industries PLC	2,149,248	20,229,321
British Airways PLC(1)	1,635,096	14,329,677
British American Tobacco PLC	4,147,956	113,050,892
British Land Co. PLC	1,643,738	46,868,539
British Sky Broadcasting Group PLC	3,349,708	34,658,863
BT Group PLC	22,261,392	118,139,496
Bunzl PLC	1,211,268	16,009,623
Burberry Group PLC	1,381,880	14,732,952
Cable & Wireless PLC	6,566,632	18,347,966
Cadbury Schweppes PLC	5,368,551	54,011,616
Capita Group PLC	1,814,200	18,650,116
Carnival PLC	501,028	24,453,437
Cattles PLC	1,346,368	9,667,994
Centrica PLC	10,052,212	63,507,519
Charter PLC(1)	512,608	9,014,132

Close Brothers Group PLC	583,632	10,802,948
Cobham PLC	4,304,672	15,783,890
Compass Group PLC	6,170,596	33,011,678
Cookson Group PLC	643,076	7,113,739
Corus Group PLC	2,445,696	21,806,789
Daily Mail & General Trust PLC Class A	984,300	12,596,724
De La Rue PLC	645,392	7,644,037
Diageo PLC	7,633,948	141,230,519
DSG International PLC	5,352,276	22,202,679
Electrocomponents PLC	1,428,972	7,862,799
Emap PLC	608,592	9,100,179
EMI Group PLC	2,180,900	11,209,911
Enterprise Inns PLC	1,128,664	23,205,507
Experian Group Ltd.(1)	2,334,237	25,687,887
First Choice Holidays PLC	2,061,240	8,855,253
FKI PLC	2,315,228	4,228,051
Friends Provident PLC	5,573,068	22,002,514
Gallaher Group PLC	1,911,472	32,446,329
GKN PLC	2,306,736	13,440,540
GlaxoSmithKline PLC	15,179,836	405,324,391
Great Portland Estates PLC	1,433,604	16,432,790
Hammerson PLC	1,034,480	26,576,471
Hanson PLC	2,131,492	29,534,318
Hays PLC	4,727,232	13,411,320
HBOS PLC	10,097,081	209,330,739
Home Retail Group(1)	2,334,237	17,852,414
HSBC Holdings PLC	30,681,596	581,663,691
ICAP PLC	2,023,879	19,647,620
IMI PLC	1,260,676	12,671,316
Imperial Chemical Industries PLC	3,291,036	25,531,000
Imperial Tobacco Group PLC	1,949,154	69,034,420
Inchcape PLC	1,848,940	18,257,888
InterContinental Hotels Group PLC	1,272,322	24,484,758
International Power PLC	4,172,660	26,640,429
Invensys PLC(1)	2,259,179	9,845,652
ITV PLC	11,204,808	22,545,740
J Sainsbury PLC	4,006,835	29,937,676
Johnson Matthey PLC	656,200	17,959,562
Kesa Electricals PLC	1,923,824	12,869,766
Kingfisher PLC	6,560,456	32,938,971
Land Securities Group PLC	1,367,984	54,686,474
Legal & General Group PLC	17,684,976	48,739,374
Lloyds TSB Group PLC	14,747,895	157,375,728
LogicaCMG PLC	3,428,064	10,820,680
London Stock Exchange Group PLC	754,244	18,154,272
Man Group PLC	5,169,312	48,112,751
Marks & Spencer Group PLC	4,652,072	58,249,041
Meggitt PLC	1,495,364	9,540,050
Misys PLC	1,469,888	5,712,017
Mitchells & Butlers PLC	2,052,463	23,330,778
National Express Group PLC	473,236	8,800,149
National Grid PLC	7,161,395	91,512,423
Next PLC	734,172	26,324,691
Old Mutual PLC	14,384,676	46,502,619
Pearson PLC	2,194,024	32,367,512
Persimmon PLC	799,020	20,344,477
Provident Financial PLC	883,940	10,444,117
Prudential PLC	6,303,380	77,242,131
Punch Taverns PLC	840,708	16,499,401
Rank Group PLC	3,064,840	14,745,062
Reckitt Benckiser PLC	1,574,108	68,480,581

Reed Elsevier PLC	3,514,976	40,022,510
Rentokil Initial PLC	4,626,983	13,369,592
Resolution PLC	1,598,812	18,966,859
Reuters Group PLC	3,724,900	31,774,051
Rexam PLC	1,393,460	15,693,580
Rio Tinto PLC	2,808,536	154,912,302
Rolls-Royce Group PLC(1)	4,711,516	42,211,918
Rolls-Royce Group PLC Class B(3)	172,240,697	328,506
Royal & Sun Alliance Insurance Group PLC	8,573,060	24,117,679
Royal Bank of Scotland Group PLC	8,319,844	296,414,660
Royal Dutch Shell PLC Class A	10,174,188	352,777,811
Royal Dutch Shell PLC Class B	7,174,968	256,994,116
SABMiller PLC	2,315,228	44,775,387
Sage Group PLC	3,440,804	15,749,936
Scottish & Newcastle PLC	2,462,680	26,490,778
Scottish & Southern Energy PLC	2,241,888	56,184,549
Scottish Power PLC	3,890,880	48,495,457
Serco Group PLC	1,504,628	10,187,441
Severn Trent PLC	636,809	16,955,174
Signet Group PLC	5,636,372	12,873,090
Slough Estates PLC	1,753,212	22,955,281
Smith & Nephew PLC	2,571,532	25,123,580
Smiths Group PLC	1,557,124	28,094,542
Stagecoach Group PLC	2,866,436	7,626,479
Standard Life PLC(1)	5,237,248	28,417,969
Tate & Lyle PLC	1,371,072	20,606,019
Taylor Woodrow PLC	1,872,100	12,987,922
Tesco PLC	20,949,842	157,229,167
3i Group PLC	1,366,135	25,013,386
Tomkins PLC	2,346,880	10,876,891
Trinity Mirror PLC	1,009,004	9,439,294
Unilever PLC	3,208,216	79,606,498
United Business Media PLC	886,688	11,736,482
United Utilities PLC	2,350,740	31,989,408
Vodafone Group PLC	140,604,360	362,026,349
Whitbread PLC	843,207	22,530,974
William Hill PLC	1,772,512	22,007,859
Wimpey (George) PLC	1,279,976	12,840,892
Wolseley PLC	1,707,904	40,359,185
WPP Group PLC	3,084,140	39,499,148
Xstrata PLC	1,638,387	69,995,825
Yell Group PLC	2,058,152	24,455,307

		7,833,254,959

TOTAL COMMON STOCKS
(Cost: $24,623,212,467)		32,302,806,325

Security	Shares	Value
PREFERRED STOCKS—0.31%

GERMANY—0.26%
Henkel KGaA	202,264	27,093,856
Porsche AG	23,932	27,903,413
ProSiebenSat.1 Media AG	250,900	7,173,291
Volkswagen AG	322,696	21,314,430

		83,484,990

ITALY—0.05%
Banca Intesa SpA	2,694,464	17,866,016

		17,866,016

TOTAL PREFERRED STOCKS
(Cost: $63,927,773)		101,351,006

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.49%

CERTIFICATES OF DEPOSIT(5)—0.06%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$2,745,456	2,745,456
Societe Generale
5.33%, 12/08/06	3,922,081	3,922,081
Washington Mutual Bank
5.36%, 11/13/06	9,805,202	9,805,202
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,137,665	3,137,665

		19,610,404
COMMERCIAL PAPER(5)—0.27%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(6)	5,855,235	5,751,582
Amsterdam Funding Corp.
5.33%, 11/01/06(6)	5,883,121	5,883,121
ASAP Funding Ltd.
5.29%, 11/02/06(6)	980,520	980,376
Atlantis One Funding
5.30%, 11/14/06(6)	5,381,409	5,371,109
Beta Finance Inc.
5.27%, 01/25/07(6)	784,416	774,665
Bryant Park Funding LLC
5.28%, 12/14/06(6)	1,238,201	1,230,392
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(6)	1,988,181	1,984,376
Cantabric Finance LLC
5.26%, 01/25/07(6)	1,568,832	1,549,348
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(6)	4,510,393	4,503,806
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(6)	2,941,561	2,869,059
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(6)	2,353,249	2,344,850
Curzon Funding LLC
5.29%, 11/17/06(6)	3,922,081	3,912,860
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(6)	4,518,825	4,464,171
Falcon Asset Securitization Corp.
5.30%, 11/06/06(6)	3,922,081	3,919,194
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(6)	3,569,094	3,516,988
Galleon Capital Corp.
5.27%, 12/18/06(6)	548,385	544,612
General Electric Capital Services Inc.
5.22%, 12/11/06	392,208	389,933
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(6)	2,314,028	2,268,457
HBOS Treasury Services PLC
5.27%, 12/15/06	784,416	779,368

Landale Funding LLC
5.31%, 11/15/06(6)	3,059,223	3,052,912
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(6)	7,044,920	7,040,016
Mont Blanc Capital Corp.
5.29%, 11/15/06(6)	2,529,742	2,524,538
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	5,098,705	5,001,968
Nestle Capital Corp.
5.19%, 08/09/07	2,353,249	2,257,916
Park Granada LLC
5.35%-5.36%, 11/01/06(6)	6,196,339	6,196,339
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(6)	2,089,685	2,065,381
Sedna Finance Inc.
5.22%, 04/17/07(6)	2,235,586	2,181,451
Sydney Capital Corp.
5.27%, 12/08/06(6)	93,542	93,035
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(6)	1,961,040	1,938,894
Tulip Funding Corp.
5.29%, 11/15/06(6)	2,068,584	2,064,328

		87,455,045
MEDIUM-TERM NOTES(5)—0.05%
Bank of America N.A.
5.28%, 04/20/07	980,520	980,520
Cullinan Finance Corp.
5.71%, 06/28/07(6)	2,941,561	2,941,561
K2 USA LLC
5.39%, 06/04/07(6)	2,941,561	2,941,561
Marshall & Ilsley Bank
5.18%, 12/15/06	3,922,081	3,923,708
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(6)	4,588,835	4,588,834
US Bank N.A.
2.85%, 11/15/06	784,416	783,862

		16,160,046
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(4)(7)	2,623,779	2,623,779

		2,623,779
REPURCHASE AGREEMENTS(5)—0.29%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,845,330 (collateralized by non-U.S. Government debt securities, value $8,082,120, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$7,844,162	7,844,162
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $5,491,737 (collateralized by U.S. Government obligations, value $5,602,557, 5.50%, 10/1/21 to 10/1/36).	5,490,913	5,490,913

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $5,883,999 (collateralized by non-U.S. Government debt securities, value $6,473,605, 0.31% to 6.00%, 7/25/36 to 11/25/46).	5,883,121	5,883,121
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $392,266 (collateralized by non-U.S. Government debt securities, value $404,106, 6.00% to 6.70%, 12/15/10 to 4/15/12).	392,208	392,208
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $13,729,327 (collateralized by non-U.S. Government debt securities, value $14,418,345, 4.11% to 9.32%, 4/15/10 to 5/15/36).	13,727,283	13,727,283
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $4,314,939 (collateralized by non-U.S. Government debt securities, value $4,834,809, 0.00% to 10.00%, 5/27/33 to 10/31/36).	4,314,289	4,314,289
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $2,353,606 (collateralized by non-U.S. Government debt securities, value $2,603,358, 0.00% to 10.00%, 5/27/33 to 10/31/36).	2,353,248	2,353,248
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $7,845,328 (collateralized by non-U.S. Government debt securities, value $8,239,054, 0.00% to 9.00%, 5/1/17 to 9/25/46).	7,844,162	7,844,162
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $6,864,661 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $7,037,847, 0.00% to 7.32%, 11/2/06 to 3/25/45).	6,863,641	6,863,641
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $5,883,997 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $5,995,203, 0.00% to 7.32%, 11/2/06 to 3/25/45).	5,883,121	5,883,121
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $2,353,606 (collateralized by non-U.S. Government debt securities, value $2,471,716, 0.00% to 10.00%, 1/1/10).	2,353,248	2,353,248
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,961,332 (collateralized by non-U.S. Government debt securities, value $2,059,914, 5.26% to 5.35%, 7/1/24 to 6/1/46).	1,961,040	1,961,040
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $980,667 (collateralized by non-U.S. Government debt securities, value $1,030,072, 6.25% to 7.63%, 9/15/13 to 6/1/16).	980,520	980,520

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,845,330 (collateralized by non-U.S. Government debt securities, value $8,082,234, 3.50% to 10.13%, 5/15/07 to 7/1/26).	7,844,162	7,844,162
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $3,922,665 (collateralized by non-U.S. Government debt securities, value $4,323,603, 5.50% to 10.39%, 6/17/08 to 6/25/36).	3,922,081	3,922,081
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,295,612 (collateralized by non-U.S. Government debt securities, value $5,601,529, 0.00% to 10.00%, 11/1/06 to 10/31/36).	5,294,809	5,294,809
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $2,836,222 (collateralized by non-U.S. Government debt securities, value $2,945,317, 0.00% to 10.00%, 11/1/06 to 10/31/36).(8)	2,745,457	2,745,457
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $10,198,934 (collateralized by non-U.S. Government debt securities, value $10,710,770, 3.86% to 8.17%, 11/18/08 to 7/15/45).	10,197,410	10,197,410

		95,894,875
TIME DEPOSITS(5)—0.00%
SunTrust Bank
5.34%, 11/01/06	405,269	405,269

		405,269
VARIABLE & FLOATING RATE NOTES(5)—0.81%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(6)	10,040,527	10,041,681
American Express Bank
5.29%, 02/28/07	3,922,081	3,922,071
American Express Centurion Bank
5.41%, 07/19/07	4,314,289	4,317,849
American Express Credit Corp.
5.42%, 07/05/07	1,176,624	1,177,152
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(6)	707,622	707,622
ASIF Global Financing
5.51%, 05/03/07(6)	392,208	392,318
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(6)	2,549,353	2,549,353
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(6)	5,687,017	5,687,211
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(6)	10,001,306	10,001,708
BMW US Capital LLC
5.32%, 10/15/07(6)	3,922,081	3,922,081
BNP Paribas
5.36%, 05/18/07(6)	7,255,850	7,255,850
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(6)	2,863,119	2,863,118

CC USA Inc.
5.37%, 07/30/07(6)	1,961,040	1,961,248
Commodore CDO Ltd.
5.47%, 06/12/07(6)	980,520	980,520
Credit Agricole SA
5.34%, 07/23/07	3,922,081	3,922,081
Credit Suisse First Boston NY
5.38%, 04/24/07	1,961,040	1,961,100
Cullinan Finance Corp.
5.36%, 04/25/07(6)	980,520	980,520
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(6)	980,520	980,520
DEPFA Bank PLC
5.43%, 09/14/07	3,922,081	3,922,081
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(6)	4,510,393	4,510,612
Eli Lilly Services Inc.
5.31%, 10/01/07(6)	3,922,081	3,922,081
Fifth Third Bancorp
5.30%, 11/23/07(6)	7,844,162	7,844,162
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(6)	3,922,081	3,921,833
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	4,118,185	4,118,963
Granite Master Issuer PLC
5.29%, 08/20/07(6)	13,727,283	13,727,283
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(6)	3,137,665	3,138,043
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	5,883,121	5,883,861
HBOS Treasury Services PLC
5.46%, 07/24/07(6)	3,922,081	3,922,081
Holmes Financing PLC
5.29%, 07/16/07(6)	6,863,641	6,863,641
JP Morgan Chase & Co.
5.29%, 08/02/07	2,941,561	2,941,561
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(6)	2,941,561	2,941,458
Kestrel Funding LLC
5.30%, 07/11/07(6)	1,568,832	1,568,717
Kommunalkredit Austria AG
5.32%, 11/09/07(6)	2,353,249	2,353,248
Leafs LLC
5.32%, 01/22/07-02/20/07(6)	4,087,737	4,087,737
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(6)	4,314,289	4,314,059
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(6)	1,553,160	1,553,160
Marshall & Ilsley Bank
5.30%, 10/15/07	2,157,144	2,157,144
Master Funding LLC
5.35%, 04/25/07(6)	3,529,873	3,529,873
Metropolitan Life Global Funding I
5.33%, 08/06/07(6)	5,883,121	5,883,121
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(6)(8)	392,208	392,208
Monumental Global Funding II
5.38%, 12/27/06(6)	784,416	784,454
Mound Financing PLC
5.29%, 05/08/07(6)	3,686,756	3,686,756

Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(6)	14,119,491	14,119,342
National City Bank of Indiana
5.37%, 05/21/07	1,961,040	1,961,132
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(6)	12,942,867	12,945,381
Newcastle Ltd.
5.34%, 04/24/07(6)	1,382,533	1,382,339
Northern Rock PLC
5.36%, 08/03/07(6)	4,706,497	4,706,588
Northlake CDO I
5.46%, 09/06/07(6)	1,176,624	1,176,624
Principal Life Global Funding I
5.82%, 02/08/07	1,764,936	1,767,168
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(6)	5,687,017	5,686,918
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(6)	3,922,081	3,922,081
Strips III LLC
5.37%, 07/24/07(6)	901,543	901,543
SunTrust Bank
5.29%, 05/01/07	3,922,081	3,922,199
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(6)	9,569,877	9,569,209
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(6)	5,490,913	5,490,913
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(6)	5,255,838	5,255,838
Wachovia Bank N.A.
5.36%, 05/22/07	7,844,162	7,844,162
Wal-Mart Stores Inc.
5.50%, 07/16/07(6)	2,941,561	2,942,957
Wells Fargo & Co.
5.33%, 11/15/07(6)	1,961,040	1,961,154
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(6)	2,941,561	2,941,554
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(6)	11,766,243	11,764,285
Wind Master Trust
5.31%, 07/25/07(6)	1,568,832	1,568,832

		263,422,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $485,571,777)		485,571,777

TOTAL INVESTMENTS IN SECURITIES — 101.14%
(Cost: $25,172,712,017)		32,889,729,108
Other Assets, Less Liabilities — (1.14)%		(372,064,201)

NET ASSETS — 100.00%		$32,517,664,907

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Affiliated issuer. See Note 2.

(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.39%

AUSTRALIA—5.34%
A.B.C. Learning Centres Ltd.	24,180	$131,917
AGL Energy Ltd.(1)	33,228	394,702
Alinta Ltd.	43,828	359,513
Alumina Ltd.	71,526	372,508
AMP Ltd.	38,496	283,006
Aristocrat Leisure Ltd.	21,756	234,524
Australian Stock Exchange Ltd.	9,425	258,191
AXA Asia Pacific Holdings Ltd.	38,591	198,892
Babcock & Brown Ltd.	14,339	242,120
BHP Billiton Ltd.	195,780	4,133,039
Billabong International Ltd.	11,436	138,764
Brambles Industries Ltd.(2)	56,825	548,796
Caltex Australia Ltd.	9,126	156,427
Coca-Cola Amatil Ltd.	53,477	288,027
Cochlear Ltd.	3,549	152,892
Coles Myer Ltd.	69,875	734,308
Computershare Ltd.	27,261	162,439
CSL Ltd.	10,387	450,850
CSR Ltd.	73,905	185,300
Downer EDI Ltd.	22,147	110,372
Foster’s Group Ltd.	129,954	648,644
Harvey Norman Holdings Ltd.	45,396	127,169
James Hardie Industries NV	30,862	187,956
Macquarie Bank Ltd.	14,163	817,071
Macquarie Communications Infrastructure Group	24,068	113,985
Newcrest Mining Ltd.	19,799	365,417
Orica Ltd.	18,877	355,558
Origin Energy Ltd.	59,791	331,751
Paladin Resources Ltd.(1)	25,168	112,378
Publishing & Broadcasting Ltd.	8,034	120,488
QBE Insurance Group Ltd.	44,837	857,019
Rinker Group Ltd.	51,272	736,005
Rio Tinto Ltd.	16,510	1,001,659
Toll Holdings Ltd.	34,039	408,287
Woodside Petroleum Ltd.	26,111	758,735
Woolworths Ltd.	69,530	1,113,242
WorleyParsons Ltd.	7,970	111,942
Zinifex Ltd.	28,809	338,198

		18,042,091
AUSTRIA—0.59%
Erste Bank der Oesterreichischen Sparkassen AG	11,557	786,954
Oesterreichische Elektrizitaetswirtschafts AG Class A	5,460	272,553
Raiffeisen International Bank Holding AG	2,431	278,167
RHI AG(1)	2,851	122,157
Telekom Austria AG	21,957	546,484

		2,006,315

BELGIUM—1.27%
AGFA-Gevaert NV	8,944	225,688
Belgacom SA	12,493	511,211
Delhaize Group	4,758	384,717
D’Ieteren NV SA	307	104,112
InBev	10,348	582,987
KBC Groep NV	10,673	1,166,085
Mobistar SA	1,950	161,653
Omega Pharma SA	1,534	100,343
Solvay SA	4,277	553,537
UCB SA	3,576	221,365
Umicore	1,755	272,383

		4,284,081
DENMARK—0.75%
De Sammensluttede Vognmaend A/S	1,417	261,828
GN Store Nord A/S	14,235	199,892
Novo Nordisk A/S Class B	14,027	1,059,321
Novozymes A/S Class B	3,484	279,221
Topdanmark A/S(1)	1,498	212,662
Vestas Wind Systems A/S(1)	10,842	305,422
William Demant Holding A/S(1)	2,491	206,464

		2,524,810
FINLAND—1.51%
Cargotec Corp. Class B	4,438	201,937
Elisa OYJ Class A	10,608	268,082
Nokia OYJ	226,564	4,496,671
TietoEnator OYJ	5,122	141,994

		5,108,684
FRANCE—9.50%
Accor SA	8,414	584,213
Alcatel SA	50,999	647,671
Alstom(1)	6,370	587,824
Atos Origin SA(1)	4,511	256,790
Bouygues SA	11,285	657,957
Business Objects SA(1)	6,669	245,826
Cap Gemini SA	7,217	409,908
Carrefour SA	22,405	1,365,203
Dassault Systemes SA	3,577	195,221
Essilor International SA	5,876	616,486
European Aeronautic Defence and Space Co.	19,682	533,824
Gaz de France(2)	7,001	281,475
Groupe Danone	13,502	1,978,380
Hermes International	3,720	403,819
Imerys SA	2,210	190,964
Lagardere S.C.A.	3,406	244,967
L’Air Liquide SA	6,721	1,430,869
L’Oreal SA	16,933	1,646,867
LVMH Moet Hennessy Louis Vuitton SA	13,769	1,434,922
Mittal Steel Co. NV	13,364	573,973
Neopost SA	2,106	257,510
Pernod Ricard SA	4,199	840,889
Publicis Groupe	8,035	310,946
Safran SA	10,920	247,116
Sanofi-Aventis	58,994	5,014,780
Societe Television Francaise 1	7,866	267,259

Sodexho Alliance SA	4,595	246,792
STMicroelectronics NV	41,574	719,003
Technip SA	5,915	356,266
Thales SA	5,915	273,371
Total SA	82,264	5,570,126
Unibail	2,665	580,291
Vallourec SA	2,163	538,345
Veolia Environnement	16,148	988,686
Vinci SA	12,233	1,377,899
Zodiac SA	3,133	195,701

		32,072,139
GERMANY—6.56%
Adidas AG	12,168	609,732
ALTANA AG	4,537	253,232
BASF AG	14,620	1,288,676
Bayer AG	41,340	2,081,552
Beiersdorf AG	3,354	190,499
Bilfinger Berger AG	2,692	167,811
Celesio AG	5,317	274,169
Commerzbank AG	35,685	1,266,650
Continental AG	7,456	833,833
Deutsche Boerse AG	6,045	974,781
Fresenius Medical Care AG & Co. KGaA	3,679	490,888
Hochtief AG	2,588	169,123
Hypo Real Estate Holding AG	7,696	483,772
Infineon Technologies AG(1)	44,902	546,744
IVG Immobilien AG	5,707	205,631
KarstadtQuelle AG(1)(2)	4,279	100,492
Linde AG	6,217	616,237
MAN AG	7,545	670,734
Merck KGaA	3,120	328,931
METRO AG	8,827	524,448
Puma AG	719	254,963
Rheinmetall AG	2,563	184,010
RWE AG	16,398	1,620,578
Salzgitter AG	2,743	293,421
SAP AG	12,545	2,495,921
Siemens AG	48,269	4,343,374
SolarWorld AG	2,080	111,874
Volkswagen AG	6,335	625,023
Wincor Nixdorf AG	1,020	141,839

		22,148,938
GREECE—0.50%
Coca-Cola Hellenic Bottling Co. SA ADR	8,892	293,436
Hellenic Telecommunications Organization SA ADR(1)	35,685	458,909
National Bank of Greece SA ADR	102,832	939,884

		1,692,229
HONG KONG—1.74%
Esprit Holdings Ltd.	58,500	566,184
Foxconn International Holdings Ltd.(1)	119,000	395,379
Hang Lung Properties Ltd.	143,000	311,723
Hong Kong & China Gas Co. Ltd. (The)	174,000	398,532
Hong Kong Exchanges & Clearing Ltd.	61,500	486,925
Hutchison Telecommunications International Ltd.(1)	81,000	155,956
Hutchison Whampoa Ltd.	65,000	576,460
Kingboard Chemical Holdings Co. Ltd.	39,000	138,601

Li & Fung Ltd.	107,200	280,392
Link REIT (The)	138,000	283,795
Melco International Development Ltd.	52,000	127,389
PCCW Ltd.	223,000	136,719
Shangri-La Asia Ltd.	104,000	225,638
Sun Hung Kai Properties Ltd.	78,000	852,659
Swire Pacific Ltd. Class A	60,500	638,807
Techtronic Industries Co. Ltd.	91,000	128,893
Television Broadcasts Ltd.	29,000	166,241

		5,870,293
IRELAND—1.00%
Bank of Ireland	21,645	436,224
C&C Group PLC	19,656	326,645
CRH PLC	30,684	1,084,438
DEPFA BANK PLC	21,398	359,417
Elan Corp. PLC(1)	24,479	360,553
Grafton Group PLC(1)	16,289	239,090
IAWS Group PLC	7,891	173,736
Kerry Group PLC Class A	10,023	242,169
Kingspan Group PLC	7,956	168,973

		3,391,245
ITALY—3.99%
Alleanza Assicurazioni SpA(2)	27,534	325,951
Assicurazioni Generali SpA	54,406	2,158,924
Autogrill SpA	9,165	157,569
Autostrade SpA	17,173	507,858
Banca Intesa SpA	224,458	1,534,138
Banca Monte dei Paschi di Siena SpA	66,807	410,144
Banche Popolari Unite Scrl	13,807	378,885
Banco Popolare di Verona e Novara Scrl	23,303	627,275
Bulgari SpA	16,126	225,377
Capitalia SpA	98,449	870,163
Finmeccanica SpA	20,410	490,527
Lottomatica SpA	4,277	156,126
Luxottica Group SpA	8,411	261,621
Mediaset SpA	46,215	518,491
Mediobanca SpA	31,473	731,104
Sanpaolo IMI SpA	63,596	1,357,987
Seat Pagine Gaille SpA	375,773	209,353
Terna SpA	68,947	209,441
UniCredito Italiano SpA German	284,479	2,358,301

		13,489,235
JAPAN—23.00%
Access Co. Ltd.(1)(2)	13	86,441
Advantest Corp.	8,800	443,925
AEON Co. Ltd.	36,400	855,977
Aeon Credit Service Co. Ltd.	6,000	133,925
Aisin Seiki Co. Ltd.	11,000	338,014
Asahi Glass Co. Ltd.	52,000	597,875
Asahi Kasei Corp.	45,000	286,928
ASICS Corp.	13,000	173,881
Astellas Pharma Inc.	20,100	904,161
Bank of Fukuoka Ltd. (The)	39,000	310,921
Bank of Yokohama Ltd. (The)	69,000	532,423
Bridgestone Corp.	36,400	758,107
Casio Computer Co. Ltd.	14,700	296,748
Central Japan Railway Co.	85	914,174
Chiba Bank Ltd. (The)	43,000	384,653

Chiyoda Corp.	13,000	235,244
Chugai Pharmaceutical Co. Ltd.	9,300	190,517
Credit Saison Co. Ltd.	9,100	328,565
CSK Corp.	1,300	57,812
Daido Steel Co. Ltd.	19,000	123,742
Daikin Industries Ltd.	13,600	383,082
Daimaru Inc. (The)	13,000	155,572
Dainippon Ink & Chemical Inc.	39,000	147,138
Dainippon Screen Manufacturing Co. Ltd.	13,000	108,301
Dentsu Inc.	52	142,922
DOWA Holdings Co. Ltd.	26,000	218,377
E*Trade Securities Co. Ltd.	108	113,388
Eisai Co. Ltd.	13,700	700,465
Elpida Memory Inc.(1)	6,500	302,932
Fanuc Ltd.	9,900	857,710
Fast Retailing Co. Ltd.	3,000	283,471
FUJIFILM Holdings Corp.	28,600	1,059,485
Fujikura Ltd.	19,000	202,885
Fujitsu Ltd.	118,000	960,881
Furukawa Electric Co. Ltd. (The)	18,000	128,292
Gunma Bank Ltd.	26,000	181,315
Hankyu Holdings Inc.	26,000	155,794
Haseko Corp.(1)	13,000	44,608
Hikari Tsushin Inc.	2,600	136,708
Hirose Electric Co. Ltd.	1,800	239,682
Hitachi Chemical Co. Ltd.	7,100	183,629
Hitachi Construction Machinery Co. Ltd.	6,500	154,240
Hitachi Ltd.	60,000	345,696
Hoya Corp.	23,800	918,237
IBIDEN Co. Ltd.	7,800	408,126
Index Corp.	65	44,829
INPEX Holdings Inc.(1)	41	334,565
Isetan Co. Ltd.	12,200	214,519
Ishikawajima-Harima Heavy Industries Co. Ltd.	71,000	238,778
JAFCO Co. Ltd.	1,300	67,022
Japan Steel Works Ltd. (The)	19,000	126,986
Japan Tobacco Inc.	253	1,101,361
JGC Corp.	10,000	155,435
Joyo Bank Ltd. (The)	39,000	227,365
JSR Corp.	10,400	260,988
JTEKT Corp.	13,000	270,198
Kajima Corp.	52,000	248,116
Kao Corp.	27,000	707,524
Kawasaki Heavy Industries Ltd.	79,000	291,306
Keihin Electric Express Railway Co. Ltd.(2)	26,000	185,088
Keisei Electric Railway Co. Ltd.	26,000	158,013
Keyence Corp.	3,250	718,493
Kintetsu Corp.	91,000	281,183
KK DaVinci Advisors(1)	68	74,295
Kobe Steel Ltd.	83,000	253,630
Kokuhoku Financial Group Inc.	65,000	241,902
Komatsu Ltd.	50,700	913,124
Konica Minolta Holdings Inc.(1)	28,500	379,011
Kubota Corp.	60,000	523,921
Kuraray Co. Ltd.	13,000	146,916
Leopalace21 Corp.	7,100	266,655
Matsui Securities Co. Ltd.	6,500	57,146
Matsushita Electric Industrial Co. Ltd.	117,000	2,441,765
Millea Holdings Inc.	13,500	509,325
Mitsubishi Electric Corp.	54,000	470,146
Mitsubishi Estate Co. Ltd.	73,000	1,744,697

Mitsubishi Gas Chemical Co. Inc.	21,000	199,684
Mitsubishi Materials Corp.	56,000	220,358
Mitsubishi Rayon Co. Ltd.	31,000	195,280
Mitsubishi UFJ Financial Group Inc.	494	6,198,455
Mitsui Chemicals Inc.	20,000	137,083
Mitsui Engineering & Shipbuilding Co. Ltd.	45,000	167,470
Mitsui Fudosan Co. Ltd.	52,500	1,290,598
Mitsui Mining & Smelting Co. Ltd.	39,000	188,417
Mitsui Trust Holdings Inc.	13,000	152,798
Mizuho Financial Group Inc.	552	4,292,365
Murata Manufacturing Co. Ltd.	3,900	272,306
NGK Spark Plug Co. Ltd.	13,000	273,527
NHK Spring Co. Ltd.	13,000	143,477
Nidec Corp.	6,000	458,367
Nikon Corp.	16,000	328,454
Nippon Electric Glass Co. Ltd.	13,000	279,630
Nippon Steel Corp.	122,000	495,685
Nishi-Nippon City Bank Ltd. (The)	26,000	123,170
Nissan Chemical Industries Ltd.	13,000	167,223
Nitori Co. Ltd.	2,600	105,194
Nitto Denko Corp.	10,400	592,104
NOK Corp.	6,500	170,330
NTT Data Corp.	71	353,318
Odakyu Electric Railway Co. Ltd.	33,000	202,245
Oki Electric Industry Co. Ltd.	39,000	91,878
Okuma Holdings Inc.	13,000	124,391
Olympus Corp.	13,000	412,786
Oriental Land Co. Ltd.	3,300	186,471
ORIX Corp.	5,070	1,425,944
OSG Corp.	5,900	86,822
Otsuka Corp.	800	87,679
Park 24 Co. Ltd.	6,400	92,978
Resona Holdings Inc.	164	498,348
Round One Corp.	21	85,681
Ryohin Keikaku Co. Ltd.	1,300	95,429
Sanken Electric Co. Ltd.	6,000	70,061
SANYO Electric Co. Ltd.(2)	73,000	139,576
SBI Holdings Inc.	650	236,908
Secom Co. Ltd.	11,700	584,226
Sega Sammy Holdings Inc.	10,700	268,516
Seiko Epson Corp.	5,800	146,293
Seven & I Holdings Co. Ltd.	48,100	1,539,627
Shimamura Co. Ltd.	2,600	280,739
Shimano Inc.	5,200	144,697
Shimizu Corp.	33,000	195,485
Shin-Etsu Chemical Co. Ltd.	22,100	1,446,861
Shinko Electric Industries Co. Ltd.	4,300	114,515
Shinsei Bank Ltd.	52,000	299,603
Shionogi & Co. Ltd.	13,000	260,211
Shiseido Co. Ltd.	20,000	389,228
Showa Denko K.K.	65,000	282,958
SMC Corp.	3,100	422,842
SoftBank Corp.(2)	42,900	937,425
Sony Corp.	56,400	2,334,856
Stanley Electric Co. Ltd.	9,100	180,206
Sumco Corp.	2,600	184,644
Sumitomo Chemical Co. Ltd.	84,000	597,977
Sumitomo Electric Industries Ltd.	40,500	572,472
Sumitomo Heavy Industries Ltd.	32,000	273,689
Sumitomo Metal Industries Ltd.	147,000	552,089
Sumitomo Metal Mining Co. Ltd.	29,500	387,021

Sumitomo Mitsui Financial Group Inc.	351	3,834,920
Sumitomo Realty & Development Co. Ltd.	26,000	861,081
Sumitomo Titanium Corp.	1,000	118,561
Suruga Bank Ltd.	13,000	161,342
Suzuken Co. Ltd.	3,900	136,486
T&D Holdings Inc.	13,100	956,041
Taiheiyo Cement Corp.	52,000	208,612
Taisei Corp.	31,000	105,313
Takashimaya Co. Ltd.	17,000	249,294
TDK Corp.	4,600	359,268
Teijin Ltd.	49,000	273,117
Terumo Corp.	10,400	419,888
THK Co. Ltd.	5,300	134,587
Tobu Railway Co. Ltd.	46,000	226,162
Toho Titanium Co. Ltd.	1,500	84,247
Tokuyama Corp.	13,000	163,339
Tokyo Electron Ltd.	9,100	678,878
Tokyo Seimitsu Co. Ltd.	2,000	96,453
Tokyo Steel Manufacturing Co. Ltd.	4,600	70,361
Tokyo Tatemono Co. Ltd.	17,000	202,569
Tokyu Corp.	59,000	398,856
Tokyu Land Corp.	21,000	202,911
TonenGeneral Sekiyu K.K.(2)	15,000	142,632
Toppan Printing Co. Ltd.	13,000	142,256
Toray Industries Inc.	73,000	525,278
Toshiba Corp.	161,000	1,016,943
Toyoda Gosei Co. Ltd.	3,900	90,380
Toyota Tsusho Corp.	11,800	346,481
Trend Micro Inc.	6,500	208,058
Ube Industries Ltd.	58,000	170,799
Ushio Inc.	7,800	162,119
USS Co. Ltd.	2,520	159,604
Yahoo! Japan Corp.	853	331,283
Yamada Denki Co. Ltd.	5,720	568,314
Yamato Holdings Co. Ltd.	20,000	311,724
Yaskawa Electric Corp.	10,000	106,526
Yokogawa Electric Corp.	13,000	178,097
Zeon Corp.	11,000	111,169

		77,693,890
NETHERLANDS—3.74%
Akzo Nobel NV	15,652	877,808
ASML Holding NV(1)	27,776	635,298
Euronext NV	5,291	530,124
Fugro NV	3,406	147,198
Hagemeyer NV(1)(2)	30,824	158,156
Heineken NV	13,806	625,732
Koninklijke Ahold NV(1)	91,988	968,623
Koninklijke Philips Electronics NV	71,818	2,508,868
QIAGEN NV(1)(2)	9,126	144,085
Randstad Holding NV	2,643	166,477
Reed Elsevier NV	42,809	735,991
Rodamco Europe NV	4,147	479,813
Royal Numico NV	10,003	447,240
SBM Offshore NV	8,350	247,148
TNT NV	23,651	910,439
Unilever NV	97,048	2,393,115
Vedior NV	9,741	178,164
Wolters Kluwer NV CVA	16,809	462,123

		12,616,402

NEW ZEALAND—0.11%
Fisher & Paykel Healthcare Corp Ltd.	52,354	146,524
Sky City Entertainment Group Ltd.	68,530	236,304

		382,828
NORWAY—0.94%
Aker Kvaerner ASA	1,900	197,525
Det Norske Oljeselskap AS(1)	52,800	87,987
Ocean Rig ASA(1)	10,900	71,656
Orkla ASA	5,109	261,662
Pan Fish ASA(1)	158,522	124,085
Petroleum Geo-Services ASA(1)	3,510	204,184
ProSafe ASA	1,113	71,126
SeaDrill Ltd.(1)	12,000	170,067
Statoil ASA	38,389	969,856
Tandberg ASA	6,474	74,727
Tandberg Television ASA(1)	4,914	50,861
Telenor ASA	42,900	677,184
TGS NOPEC Geophysical Co. ASA(1)	6,500	115,771
Tomra Systems ASA	12,442	83,600

		3,160,291
PORTUGAL—0.36%
BPI-SPGS SA Registered	30,363	230,585
Brisa-Auto Estradas de Portugal SA	26,847	296,745
Portugal Telecom SGPS SA	46,826	583,320
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,488	90,794

		1,201,444
SINGAPORE—0.80%
CapitaLand Ltd.	84,000	293,999
City Developments Ltd.	33,000	233,118
Keppel Corp. Ltd.	39,000	395,723
Oversea-Chinese Banking Corp.	106,000	476,512
Singapore Exchange Ltd.	99,000	286,100
Singapore Press Holdings Ltd.	104,000	279,177
Singapore Telecommunications Ltd.	431,750	734,764

		2,699,393
SPAIN—4.12%
Abertis Infraestructuras SA(2)	14,430	390,640
Acciona SA	1,716	302,250
Acerinox SA	14,957	351,263
Actividades de Construcciones y Servicios SA	14,131	709,360
Altadis SA	15,834	757,865
Antena 3 de Television SA	5,629	121,994
Banco Bilbao Vizcaya Argentaria SA	188,669	4,556,081
Banco Popular Espanol SA	30,174	523,001
Cintra Concesiones de Infraestructuras de Transporte SA(2)	12,779	195,889
Corporacion Mapfre SA	38,610	171,001
Fadesa Inmobiliaria SA	3,621	160,880
Fomento de Construcciones y Contratas SA	2,938	256,119
Gamesa Corp. Tecnologica SA	12,199	280,108
Grupo Ferrovial SA(2)	3,731	344,773
Indra Sistemas SA	12,631	280,515
Industria de Diseno Textil SA	13,078	625,286
Sacyr Vallehermoso SA(2)	6,370	325,702
Sogecable SA(1)(2)	3,354	107,664
Telefonica SA	163,098	3,143,369
Union Fenosa SA	6,164	313,123

		13,916,883

SWEDEN—2.50%
Alfa Laval AB	6,272	232,332
Assa Abloy AB Class B	18,668	359,328
Atlas Copco AB Class A	19,227	561,788
Atlas Copco AB Class B	12,637	360,487
Boliden AB	17,641	389,639
Eniro AB	12,055	144,398
Getinge AB	11,765	208,128
Hennes & Mauritz AB Class B	28,756	1,240,410
Husqvarna AB(1)	16,367	200,582
Lundin Petroleum AB(1)	14,885	164,899
Modern Times Group MTG AB Class B(1)	3,419	196,957
Securitas AB Class B	18,382	241,822
Securitas Direct AB Class B(1)	18,382	56,001
Securitas Systems AB Class B(1)	18,382	61,346
Swedish Match AB	24,453	391,104
Tele2 AB Class B	11,819	124,386
Telefonaktiebolaget LM Ericsson Class B	850,005	3,225,155
TeliaSonera AB	39,006	283,576

		8,442,338
SWITZERLAND—7.49%
ABB Ltd. Registered	113,802	1,692,597
Adecco SA Registered	7,607	469,991
Compagnie Financiere Richemont AG Class A	19,409	960,424
Geberit AG Registered	249	324,500
Holcim Ltd. Registered	4,394	378,339
Kudelski SA Bearer	3,276	101,005
Kuehne & Nagel International AG	3,900	268,079
Kuoni Reisen Holding AG Registered(1)	224	122,278
Logitech International SA Registered(1)	10,772	283,189
Nobel Biocare Holding AG	1,456	398,575
Novartis AG Registered	132,548	8,045,483
OC Oerlikon Corp. AG Registered(1)	409	155,284
Phonak Holding AG Registered	2,912	185,885
Roche Holding AG	39,923	6,987,368
Schindler Holding AG Participation Certificates	3,692	212,078
Serono SA	301	263,044
SGS SA Registered	273	289,933
Straumann Holding AG Registered	585	132,981
Sulzer AG Registered	239	210,399
Syngenta AG Registered(1)	6,305	1,018,350
Synthes Inc.	3,029	343,604
UBS AG Registered	41,366	2,470,952

		25,314,338
UNITED KINGDOM—23.58%
Acergy SA(1)	11,310	204,467
Aegis Group PLC	56,968	145,322
Alliance Boots PLC	17,401	268,823
AMVESCAP PLC	43,641	498,990
Anglo American PLC	80,639	3,635,802
ARM Holdings PLC	88,621	199,024
AstraZeneca PLC	89,076	5,263,198
BAE Systems PLC	184,951	1,479,777
Balfour Beatty PLC	23,928	184,943
BG Group PLC	194,610	2,581,487
BHP Billiton PLC	139,893	2,697,458

BP PLC	1,141,439	12,691,966
Brambles Industries PLC	41,119	387,023
British Airways PLC(1)	35,282	309,205
British Land Co. PLC	29,243	833,817
British Sky Broadcasting Group PLC	68,458	708,323
Bunzl PLC	19,286	254,908
Burberry Group PLC	28,184	300,484
Cadbury Schweppes PLC	120,112	1,208,416
Capita Group PLC	38,939	400,296
Carnival PLC	10,101	492,995
Carphone Warehouse Group (The) PLC	24,585	132,932
Charter PLC(1)	9,750	171,452
Cobham PLC	75,062	275,229
Collins Stewart Tullett PLC	13,757	225,122
CSR PLC(1)	7,478	107,966
Daily Mail & General Trust PLC Class A	22,048	282,163
De La Rue PLC	11,682	138,362
Diageo PLC	78,918	1,460,009
Emap PLC	12,062	180,361
EMI Group PLC	32,635	167,745
Enterprise Inns PLC	20,347	418,337
Experian Group Ltd.(1)	58,395	642,627
First Choice Holidays PLC	35,503	152,524
Gallaher Group PLC	38,922	660,682
GlaxoSmithKline PLC	329,264	8,791,843
Group 4 Securicor PLC	68,198	227,624
Hammerson PLC	12,371	317,819
Hays PLC	88,614	251,401
ICAP PLC	29,867	289,946
Imperial Chemical Industries PLC	35,673	276,742
Imperial Tobacco Group PLC	40,149	1,421,983
Inchcape PLC	27,828	274,796
InterContinental Hotels Group PLC	15,556	299,362
International Power PLC	83,928	535,840
Intertek Group PLC	10,972	172,224
Invensys PLC(1)	46,196	201,325
Investec PLC	20,735	209,598
J Sainsbury PLC	83,720	625,527
Johnson Matthey PLC	8,203	224,508
Ladbrokes PLC	28,591	222,756
Land Securities Group PLC	13,459	538,036
Liberty International PLC	16,642	426,592
LogicaCMG PLC	69,073	218,029
London Stock Exchange Group PLC	10,497	252,657
Man Group PLC	100,888	939,003
Marks & Spencer Group PLC	96,219	1,204,767
Michael Page International PLC	20,592	158,667
Misys PLC	32,149	124,932
Next PLC	14,235	510,414
Prudential PLC	134,394	1,646,875
Punch Taverns PLC	15,509	304,373
Reckitt Benckiser PLC	34,619	1,506,078
Reed Elsevier PLC	71,545	814,632
Reuters Group PLC	77,324	659,587
Rio Tinto PLC	59,592	3,286,956
Rolls-Royce Group PLC(1)	102,624	919,440
Rolls-Royce Group PLC Class B(3)	3,766,301	7,183
SABMiller PLC	50,648	979,508
Sage Group PLC	73,003	334,164
Schroders PLC	8,049	152,133
Serco Group PLC	27,771	188,030

Smith & Nephew PLC	58,708	573,571
Smiths Group PLC	31,928	576,064
Tesco PLC	288,184	2,162,829
3i Group PLC	27,978	512,266
Tomkins PLC	51,948	240,759
Travis Perkins PLC	8,008	273,697
Unilever PLC	70,048	1,738,124
United Business Media PLC	16,666	220,596
Whitbread PLC	8,203	219,189
William Hill PLC	25,389	315,235
Wolseley PLC	37,635	889,346
WPP Group PLC	67,926	869,941
Xstrata PLC	34,563	1,476,614
Yell Group PLC	25,572	303,851

		79,649,667

TOTAL COMMON STOCKS
(Cost: $311,143,632)		335,707,534

Security	Shares	Value
PREFERRED STOCKS—0.35%

GERMANY—0.35%
Henkel KGaA	3,707	496,563
Porsche AG	462	538,667
ProSiebenSat.1 Media AG	5,304	151,643

		1,186,873

TOTAL PREFERRED STOCKS
(Cost: $968,148)		1,186,873

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.91%

CERTIFICATES OF DEPOSIT(4)—0.04%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$17,363	17,363
Societe Generale
5.33%, 12/08/06	24,804	24,804
Washington Mutual Bank
5.36%, 11/13/06	62,011	62,011
Wells Fargo Bank N.A.
4.78%, 12/05/06	19,843	19,843

		124,021
COMMERCIAL PAPER(4)—0.17%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(5)	37,030	36,380
Amsterdam Funding Corp.
5.33%, 11/01/06(5)	37,206	37,212
ASAP Funding Ltd.
5.29%, 11/02/06(5)	6,201	6,200
Atlantis One Funding
5.30%, 11/14/06(5)	34,033	33,968
Beta Finance Inc.
5.27%, 01/25/07(5)	4,961	4,899

Bryant Park Funding LLC
5.28%, 12/14/06(5)	7,831	7,781
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(5)	12,574	12,550
Cantabric Finance LLC
5.26%, 01/25/07(5)	9,922	9,798
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(5)	28,525	28,483
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(5)	18,603	18,145
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(5)	14,883	14,830
Curzon Funding LLC
5.29%, 11/17/06(5)	24,804	24,746
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(5)	28,578	28,232
Falcon Asset Securitization Corp.
5.30%, 11/06/06(5)	24,804	24,786
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(5)	22,572	22,243
Galleon Capital Corp.
5.27%, 12/18/06(5)	3,468	3,444
General Electric Capital Services Inc.
5.22%, 12/11/06	2,480	2,466
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(5)	14,634	14,346
HBOS Treasury Services PLC
5.27%, 12/15/06	4,961	4,929
Landale Funding LLC
5.31%, 11/15/06(5)	19,347	19,307
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(5)	44,554	44,523
Mont Blanc Capital Corp.
5.29%, 11/15/06(5)	15,999	15,966
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	32,245	31,634
Nestle Capital Corp.
5.19%, 08/09/07	14,883	14,280
Park Granada LLC
5.35%-5.36%, 11/01/06(5)	39,187	39,187
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(5)	13,216	13,062
Sedna Finance Inc.
5.22%, 04/17/07(5)	14,138	13,796
Sydney Capital Corp.
5.27%, 12/08/06(5)	592	588
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(5)	12,402	12,262
Tulip Funding Corp.
5.29%, 11/15/06(5)	13,082	13,055

		553,098
MEDIUM-TERM NOTES(4)—0.03%
Bank of America N.A.
5.28%, 04/20/07	6,201	6,201
Cullinan Finance Corp.
5.71%, 06/28/07(5)	18,603	18,603
K2 USA LLC
5.39%, 06/04/07(5)	18,603	18,603
Marshall & Ilsley Bank
5.18%, 12/15/06	24,804	24,815

Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(5)	29,021	29,020
US Bank N.A.
2.85%, 11/15/06	4,961	4,957

		102,199
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(6)(7)	12,581	12,581

		12,581
REPURCHASE AGREEMENTS(4)—0.18%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $49,615 (collateralized by non-U.S. Government debt securities, value $51,113, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$49,608	49,608
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $34,731 (collateralized by U.S. Government obligations, value $35,432, 5.50%, 10/1/21 to 10/1/36).	34,726	34,726
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $37,212 (collateralized by non-U.S. Government debt securities, value $40,941, 0.31% to 6.00%, 7/25/36 to 11/25/46).	37,206	37,206
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,480 (collateralized by non-U.S. Government debt securities, value $2,556, 6.00% to 6.70%, 12/15/10 to 4/15/12).	2,480	2,480
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $86,827 (collateralized by non-U.S. Government debt securities, value $91,185, 4.11% to 9.32%, 4/15/10 to 5/15/36).	86,814	86,814
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $27,289 (collateralized by non-U.S. Government debt securities, value $30,577, 0.00% to 10.00%, 5/27/33 to 10/31/36).	27,285	27,285
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $14,885 (collateralized by non-U.S. Government debt securities, value $16,464, 0.00% to 10.00%, 5/27/33 to 10/31/36).	14,883	14,883
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $49,615 (collateralized by non-U.S. Government debt securities, value $52,106, 0.00% to 9.00%, 5/1/17 to 9/25/46).	49,608	49,608
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $43,413 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $44,509, 0.00% to 7.32%, 11/2/06 to 3/25/45).	43,407	43,407

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $37,212 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $37,915, 0.00% to 7.32%, 11/2/06 to 3/25/45).	37,206	37,206
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $14,885 (collateralized by non-U.S. Government debt securities, value $15,632, 0.00% to 10.00%, 1/1/10).	14,883	14,883
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $12,404 (collateralized by non-U.S. Government debt securities, value $13,027, 5.26% to 5.35%, 7/1/24 to 6/1/46).	12,402	12,402
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $6,202 (collateralized by non-U.S. Government debt securities, value $6,514, 6.25% to 7.63%, 9/15/13 to 6/1/16).	6,201	6,201
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $49,615 (collateralized by non-U.S. Government debt securities, value $51,114, 3.50% to 10.13%, 5/15/07 to 7/1/26).	49,608	49,608
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $24,808 (collateralized by non-U.S. Government debt securities, value $27,344, 5.50% to 10.39%, 6/17/08 to 6/25/36).	24,804	24,804
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $33,491 (collateralized by non-U.S. Government debt securities, value $35,425, 0.00% to 10.00%, 11/1/06 to 10/31/36).	33,486	33,486
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $17,937 (collateralized by non-U.S. Government debt securities, value $18,627, 0.00% to 10.00%, 11/1/06 to 10/31/36).(8)	17,363	17,363
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $64,501 (collateralized by non-U.S. Government debt securities, value $67,738, 3.86% to 8.17%, 11/18/08 to 7/15/45).	64,491	64,491

		606,461
TIME DEPOSITS(4)—0.00%
SunTrust Bank
5.34%, 11/01/06	2,563	2,563

		2,563
VARIABLE & FLOATING RATE NOTES(4)—0.49%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(5)	63,499	63,506
American Express Bank
5.29%, 02/28/07	24,804	24,804
American Express Centurion Bank
5.41%, 07/19/07	27,285	27,307
American Express Credit Corp.
5.42%, 07/05/07	7,441	7,445
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(5)	4,475	4,475

ASIF Global Financing
5.51%, 05/03/07(5)	2,480	2,481
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(5)	16,123	16,123
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(5)	35,966	35,967
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(5)	63,251	63,253
BMW US Capital LLC
5.32%, 10/15/07(5)	24,804	24,804
BNP Paribas
5.36%, 05/18/07(5)	45,888	45,888
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(5)	18,107	18,106
CC USA Inc.
5.37%, 07/30/07(5)	12,402	12,403
Commodore CDO Ltd.
5.47%, 06/12/07(5)	6,201	6,201
Credit Agricole SA
5.34%, 07/23/07	24,804	24,804
Credit Suisse First Boston NY
5.38%, 04/24/07	12,402	12,402
Cullinan Finance Corp.
5.36%, 04/25/07(5)	6,201	6,201
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(5)	6,201	6,201
DEPFA Bank PLC
5.43%, 09/14/07	24,804	24,804
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(5)	28,525	28,526
Eli Lilly Services Inc.
5.31%, 10/01/07(5)	24,804	24,804
Fifth Third Bancorp
5.30%, 11/23/07(5)	49,608	49,608
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(5)	24,804	24,803
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	26,044	26,050
Granite Master Issuer PLC
5.29%, 08/20/07(5)	86,815	86,815
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(5)	19,843	19,845
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	37,206	37,211
HBOS Treasury Services PLC
5.46%, 07/24/07(5)	24,804	24,804
Holmes Financing PLC
5.29%, 07/16/07(5)	43,407	43,407
JP Morgan Chase & Co.
5.29%, 08/02/07	18,603	18,603
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(5)	18,603	18,602
Kestrel Funding LLC
5.30%, 07/11/07(5)	9,922	9,921
Kommunalkredit Austria AG
5.32%, 11/09/07(5)	14,883	14,883
Leafs LLC
5.32%, 01/22/07-02/20/07(5)	25,852	25,851
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(5)	27,285	27,283

Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	9,823	9,823
Marshall & Ilsley Bank
5.30%, 10/15/07	13,642	13,642
Master Funding LLC
5.35%, 04/25/07(5)	22,324	22,324
Metropolitan Life Global Funding I
5.33%, 08/06/07(5)	37,206	37,206
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(5)(8)	2,480	2,480
Monumental Global Funding II
5.38%, 12/27/06(5)	4,961	4,961
Mound Financing PLC
5.29%, 05/08/07(5)	23,316	23,316
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(5)	89,295	89,294
National City Bank of Indiana
5.37%, 05/21/07	12,402	12,403
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(5)	81,854	81,870
Newcastle Ltd.
5.34%, 04/24/07(5)	8,743	8,742
Northern Rock PLC
5.36%, 08/03/07(5)	29,765	29,766
Northlake CDO I
5.46%, 09/06/07(5)	7,441	7,441
Principal Life Global Funding I
5.82%, 02/08/07	11,162	11,176
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(5)	35,966	35,965
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(5)	24,804	24,804
Strips III LLC
5.37%, 07/24/07(5)	5,702	5,702
SunTrust Bank
5.29%, 05/01/07	24,804	24,805
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(5)	60,522	60,517
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(5)	34,726	34,726
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(5)	33,239	33,240
Wachovia Bank N.A.
5.36%, 05/22/07	49,608	49,608
Wal-Mart Stores Inc.
5.50%, 07/16/07(5)	18,603	18,612
Wells Fargo & Co.
5.33%, 11/15/07(5)	12,402	12,403
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(5)	18,603	18,603
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(5)	74,413	74,400
Wind Master Trust
5.31%, 07/25/07(5)	9,922	9,922

		1,665,942

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,066,865)	3,066,865

TOTAL INVESTMENTS IN SECURITIES — 100.65%
(Cost: $315,178,645)	339,961,272
Other Assets, Less Liabilities — (0.65)%	(2,205,776)

NET ASSETS — 100.00%	$337,755,496

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	Affiliated issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.38%

AUSTRALIA—5.58%
Amcor Ltd.	91,077	$487,721
AMP Ltd.	111,741	821,472
Ansell Ltd.	16,947	145,439
Australia & New Zealand Banking Group Ltd.	170,835	3,839,107
AXA Asia Pacific Holdings Ltd.	30,303	156,177
BlueScope Steel Ltd.	64,722	362,616
Boral Ltd.	55,818	314,026
Centro Properties Group	83,958	500,926
CFS Retail Property Trust	125,727	194,101
Commonwealth Bank of Australia	119,490	4,410,692
Commonwealth Property Office Fund	171,738	188,717
DB RREEF Trust	227,262	290,180
Futuris Corp. Ltd.	55,167	75,136
Goodman Fielder Ltd.	97,272	156,570
GPT Group	160,020	584,485
Insurance Australia Group Ltd.	139,167	597,704
Investa Property Group	169,260	314,356
John Fairfax Holdings Ltd.	77,448	291,275
Leighton Holdings Ltd.	4,557	75,007
Lend Lease Corp. Ltd.	33,453	435,947
Lion Nathan Ltd.	35,973	230,775
Macquarie Airports	66,192	164,425
Macquarie Goodman Group	116,277	595,674
Macquarie Infrastructure Group	276,045	722,027
Mayne Pharma Ltd.	60,165	203,461
Mirvac Group	97,062	368,046
Multiplex Group	33,957	96,702
National Australia Bank Ltd.	147,903	4,369,882
OneSteel Ltd.	46,158	150,379
Pacific Brands Ltd.	50,736	104,044
PaperlinX Ltd.	55,104	175,686
Qantas Airways Ltd.	74,025	242,885
Santos Ltd.	66,276	543,137
Stockland	124,068	727,756
Suncorp-Metway Ltd.	50,736	816,651
Sydney Roads Group(1)	103,509	91,314
Tabcorp Holdings Ltd.	57,288	731,483
Tattersall’s Ltd.	105,273	296,534
Telstra Corp. Ltd.(2)	214,158	656,276
Transurban Group	85,512	477,772
Wesfarmers Ltd.	35,553	950,288
Westfield Group	135,198	1,949,126
Westpac Banking Corp.	169,848	3,147,913

		32,053,890

AUSTRIA—0.78%
Andritz AG	651	118,105
Boehler-Uddeholm AG	4,620	286,464
Immoeast Immobilien Anlagen AG(1)	25,200	316,494
Immofinanz Immobilien Anlagen AG(1)	30,534	370,235
Mayr-Melnhof Karton AG	1,197	220,796
Meinl European Land Ltd.(1)	67,725	1,494,562
Meinl European Land Ltd. Rights	67,725	864
OMV AG	12,600	684,933
voestalpine AG	10,344	487,835
Wienerberger AG	8,946	465,064

		4,445,352
BELGIUM—1.34%
Cofinimmo	2,403	455,460
Compagnie Maritime Belge SA	2,793	103,024
Dexia	54,180	1,463,270
Euronav SA	1,365	42,075
Fortis	112,119	4,706,660
Groupe Bruxelles Lambert SA	5,523	608,000
UCB SA	4,560	282,278

		7,660,767
DENMARK—0.68%
AP Moller - Maersk A/S	105	951,194
Carlsberg A/S Class B	3,087	265,378
Dampskibsselskabet TORM A/S	1,050	56,820
Danisco A/S	4,389	353,255
Danske Bank A/S	38,094	1,598,258
FLS Industries A/S Class B	2,310	121,839
Jyske Bank A/S(1)	4,515	269,454
Sydbank A/S	4,074	161,160
Trygvesta A/S	2,100	135,756

		3,913,114
FINLAND—1.37%
Amer Group OYJ	5,607	124,308
Fortum OYJ	40,026	1,101,440
Kesko OYJ Class B	6,174	291,803
Kone OYJ	6,972	330,320
Metso OYJ	11,739	510,174
Neste Oil OYJ	15,225	479,204
Nokian Renkaat OYJ	14,469	277,013
Orion OYJ(1)	7,854	157,083
Outokumpu OYJ	11,046	340,903
Rautaruukki OYJ	8,190	270,532
Sampo OYJ	37,905	821,493
SanomaWSOY OYJ Class B	5,817	150,050
Stora Enso OYJ Class R	58,611	948,567
TietoEnator OYJ	2,940	81,504
UPM-Kymmene OYJ	50,085	1,271,488
Uponor OYJ	5,376	162,964
Wartsila OYJ Class B	6,006	275,584
YIT OYJ	10,626	264,197

		7,858,627
FRANCE—10.12%
Accor SA	7,917	549,705
Air France-KLM	9,324	332,148
Alcatel SA	43,785	556,056
AXA	153,617	5,852,661
BNP Paribas	76,314	8,391,301

Carrefour SA	20,538	1,251,441
Casino Guichard-Perrachon SA	4,305	365,122
CNP Assurances	3,360	353,590
Compagnie de Saint-Gobain	29,127	2,146,928
Compagnie Generale des Etablissements Michelin Class B	14,028	1,144,106
Credit Agricole SA	55,671	2,366,865
France Telecom	156,576	4,066,862
Gaz de France	7,518	302,261
Gecina SA	819	116,241
Lafarge SA	13,587	1,826,088
Lagardere S.C.A.	6,027	433,476
M6-Metropole Television SA	2,394	74,128
Mittal Steel Co. NV	45,276	1,944,567
PagesJaunes SA(3)	5,712	171,473
PPR SA	6,216	927,460
PSA Peugeot Citroen SA	15,057	865,002
Renault SA	17,010	1,989,787
Schneider Electric SA	20,895	2,170,884
SCOR	79,611	200,175
Societe BIC	1,254	80,667
Societe Generale Class A	33,316	5,536,479
Sodexho Alliance SA	4,368	234,600
Suez SA	92,421	4,135,732
Thomson	24,633	424,759
Total SA	72,933	4,938,320
Valeo SA	8,715	328,029
Vivendi SA	105,378	3,990,592

		58,067,505
GERMANY—7.22%
Allianz AG	38,976	7,234,211
BASF AG	23,604	2,080,568
DaimlerChrysler AG Registered	84,651	4,829,580
Deutsche Bank AG	47,187	5,938,997
Deutsche Lufthansa AG	20,622	475,618
Deutsche Post AG	69,363	1,921,133
Deutsche Postbank AG	5,943	442,074
Deutsche Telekom AG	260,883	4,515,182
Douglas Holding AG	2,499	120,950
E.ON AG	57,288	6,873,237
Heidelberger Druckmaschinen AG	2,751	125,211
Muenchener Rueckversicherungs-Gesellschaft AG	17,997	2,921,384
RWE AG	14,658	1,448,618
Suedzucker AG	6,846	168,991
ThyssenKrupp AG	33,999	1,261,916
TUI AG(2)	23,520	514,539
Volkswagen AG	5,796	571,844

		41,444,053
HONG KONG—1.47%
Bank of East Asia Ltd.	130,200	621,693
BOC Hong Kong Holdings Ltd.	325,500	727,959
Cheung Kong (Holdings) Ltd.	126,000	1,370,084
Cheung Kong Infrastructure Holdings Ltd.	42,000	125,780
CLP Holdings Ltd.	147,000	933,363
Hang Seng Bank Ltd.	69,300	882,700
Henderson Land Development Co. Ltd.	63,000	346,570
Hong Kong & China Gas Co. Ltd. (The)	105,000	240,494
Hongkong Electric Holdings Ltd.	115,500	543,337

Hopewell Holdings Ltd.	63,000	187,051
Hutchison Whampoa Ltd.	84,000	744,963
Hysan Development Co. Ltd.	63,000	158,710
MTR Corp. Ltd.	126,000	302,520
New World Development Co. Ltd.	252,000	431,431
Noble Group Ltd.(2)	105,000	78,220
Orient Overseas International Ltd.	21,000	91,501
Wharf Holdings Ltd. (The)	126,000	427,544
Wing Hang Bank Ltd.	21,000	204,055

		8,417,975
IRELAND—0.90%
Allied Irish Banks PLC	86,583	2,359,393
Bank of Ireland	65,877	1,327,657
DCC PLC	8,904	240,930
Fyffes PLC	68,103	147,770
Greencore Group PLC	32,172	164,251
Independent News & Media PLC	83,475	280,209
Irish Life & Permanent PLC	26,376	648,051

		5,168,261
ITALY—3.67%
Banca Popolare di Milano Scrl	41,076	607,633
Banche Popolari Unite Scrl	17,262	473,696
Enel SpA	396,165	3,802,452
Eni SpA	241,962	7,297,610
Fiat SpA(1)	51,135	902,631
Fondiaria-Sai SpA	7,077	315,062
Italcementi SpA	7,455	197,440
Pirelli & C. SpA	386,106	352,603
Snam Rete Gas SpA	95,844	488,099
Telecom Italia SpA	979,608	2,969,516
Telecom Italia SpA RNC	564,207	1,425,849
UniCredito Italiano SpA German	269,367	2,233,024

		21,065,615
JAPAN—23.05%
AIFUL Corp.	10,500	362,084
Ajinomoto Co. Inc.	63,000	727,575
All Nippon Airways Co. Ltd.	21,000	82,096
Alps Electric Co. Ltd.	18,900	188,911
Amada Co. Ltd.	42,000	416,218
Aoyama Trading Co. Ltd.	6,300	193,052
Asahi Breweries Ltd.	35,700	507,976
Asahi Kasei Corp.	42,000	267,799
Astellas Pharma Inc.	18,900	850,181
Autobacs Seven Co. Ltd.	500	18,096
Bank of Kyoto Ltd. (The)	42,000	430,558
Benesse Corp.	6,300	225,855
Canon Inc.	97,300	5,207,383
Canon Marketing Japan Inc.	10,500	248,261
Central Glass Co. Ltd.	21,000	116,333
Chubu Electric Power Co. Inc.	58,800	1,626,153
Chugai Pharmaceutical Co. Ltd.	12,600	258,120
Circle K Sunkus Co. Ltd.	8,400	159,891
Citizen Watch Co. Ltd.	33,600	278,482
Coca-Cola West Japan Co. Ltd.	4,200	78,332
COMSYS Holdings Corp.	21,000	221,911
CSK Corp.	4,200	186,778
Dai Nippon Printing Co. Ltd.	63,000	936,221
Daicel Chemical Industries Ltd.	21,000	139,277

Daiichi Sankyo Co. Ltd.	67,318	1,999,630
Daito Trust Construction Co. Ltd.	8,400	442,388
Daiwa House Industry Co. Ltd.	42,000	756,434
Daiwa Securities Group Inc.	126,000	1,427,186
Denki Kagaku Kogyo Kabushiki Kaisha	42,000	159,532
Denso Corp.	52,500	1,998,634
Dentsu Inc.	84	230,874
East Japan Railway Co.	315	2,199,394
Ebara Corp.	21,000	81,917
Electric Power Development Co.	14,820	616,051
FamilyMart Co. Ltd.	6,300	170,466
Fuji Electric Holdings Co. Ltd.	42,000	228,006
Fuji Television Network Inc.	63	131,211
Furukawa Electric Co. Ltd. (The)	42,000	299,347
Glory Ltd.	6,300	115,078
Hankyu Department Stores Inc.	21,000	172,259
Hankyu Holdings Inc.	42,000	251,667
Haseko Corp.(1)	52,500	180,146
Hino Motors Ltd.	21,000	103,606
Hitachi Cable Ltd.	21,000	107,191
Hitachi Credit Corp.	6,300	124,220
Hitachi High-Technologies Corp.	6,300	187,137
Hitachi Ltd.	210,000	1,209,936
Honda Motor Co. Ltd.	142,800	5,046,238
ITOCHU Corp.	147,000	1,169,425
Itochu Techno-Science Corp.	2,100	117,229
JAFCO Co. Ltd.	2,100	108,267
Japan Prime Realty Investment Corp.	42	132,286
Japan Real Estate Investment Corp.	21	191,797
Japan Retail Fund Investment Corp.	21	162,221
JFE Holdings Inc.	52,500	2,106,184
JS Group Corp.	25,200	516,239
Kamigumi Co. Ltd.	21,000	171,900
Kaneka Corp.	42,000	405,104
Kansai Electric Power Co. Inc. (The)	69,300	1,632,606
Kansai Paint Co. Ltd.	21,000	175,485
Kao Corp.	21,000	550,297
Katokichi Co. Ltd.	8,400	65,677
Kawasaki Kisen Kaisha Ltd.	63,000	447,407
KDDI Corp.	231	1,437,403
Keio Corp.	63,000	419,444
Kinden Corp.	21,000	156,485
Kirin Brewery Co. Ltd.	84,000	1,115,650
Kobe Steel Ltd.	147,000	449,200
Kokuyo Co. Ltd.	6,300	97,171
Konami Corp.	8,400	231,591
Kuraray Co. Ltd.	21,000	237,327
Kurita Water Industries Ltd.	10,500	214,203
Kyocera Corp.	14,700	1,316,231
Kyowa Hakko Kogyo Co. Ltd.	21,000	161,325
Kyushu Electric Power Co. Inc.	31,500	735,372
Lawson Inc.	6,300	213,486
Mabuchi Motor Co. Ltd.	2,100	122,248
Makita Corp.	6,300	187,137
Marubeni Corp.	147,000	751,594
Marui Co. Ltd.	8,400	112,784
Matsushita Electric Works Ltd.	21,000	235,355
Mediceo Paltac Holdings Co. Ltd.	8,400	166,344
Meiji Seika Kaisha Ltd.	21,000	106,474
Millea Holdings Inc.	42,000	1,584,567
Mitsubishi Chemical Holdings Corp.	105,000	670,394

Mitsubishi Corp.	117,600	2,268,584
Mitsubishi Electric Corp.	105,000	914,174
Mitsubishi Heavy Industries Ltd.	294,000	1,309,957
Mitsubishi UFJ Securities Co.	21,000	256,327
Mitsui & Co. Ltd.	147,000	2,003,833
Mitsui Chemicals Inc.	42,000	287,875
Mitsui O.S.K. Lines Ltd.	105,000	873,842
Mitsui Sumitomo Insurance Co. Ltd.	126,000	1,564,850
Mitsui Trust Holdings Inc.	42,000	493,654
Mitsukoshi Ltd.	21,000	107,550
Mitsumi Electric Co. Ltd.	6,300	92,224
Murata Manufacturing Co. Ltd.	12,600	879,758
Namco Bandai Holdings Inc.	21,000	333,225
NEC Corp.	189,000	971,175
NEC Electronics Corp.(1)(2)	4,200	134,079
Nichirei Corp.	21,000	112,031
Nikko Cordial Corp.	73,500	878,951
Nintendo Co. Ltd.	10,500	2,143,827
Nippon Building Fund Inc.	42	451,709
Nippon Express Co. Ltd.	84,000	453,860
Nippon Kayaku Co. Ltd.	21,000	169,391
Nippon Light Metal Co. Ltd.	63,000	155,409
Nippon Meat Packers Inc.	21,000	231,770
Nippon Oil Corp.	126,000	935,683
Nippon Paper Group Inc.	105	375,528
Nippon Sheet Glass Co. Ltd.	18,000	80,662
Nippon Shokubai Co. Ltd.	21,000	224,600
Nippon Steel Corp.	378,000	1,535,811
Nippon Telegraph & Telephone Corp.	483	2,428,296
Nippon Yusen Kabushiki Kaisha	105,000	680,253
Nishimatsu Construction Co. Ltd.(2)	21,000	72,417
Nishi-Nippon City Bank Ltd. (The)	21,000	99,484
Nissan Motor Co. Ltd.	207,900	2,486,176
Nisshin Seifun Group Inc.	10,700	112,156
Nisshin Steel Co. Ltd.	84,000	259,554
Nissin Food Products Co. Ltd.	8,400	253,101
Nomura Holdings Inc.	159,600	2,813,145
Nomura Real Estate Office Fund Inc.	21	177,636
NSK Ltd.	42,000	351,329
NTN Corp.	42,000	345,235
NTT DoCoMo Inc.	1,722	2,631,027
Obayashi Corp.	63,000	412,454
Odakyu Electric Railway Co. Ltd.	21,000	128,701
Oji Paper Co. Ltd.	84,000	444,539
Okumura Corp.	21,000	105,937
Omron Corp.	18,900	487,201
Oracle Corp. Japan	2,100	97,691
Osaka Gas Co. Ltd.	189,000	680,790
Pioneer Corp.	14,700	233,509
Resona Holdings Inc.	168	510,503
Ricoh Co. Ltd.	63,000	1,242,200
Rinnai Corp.	4,200	119,022
Rohm Co. Ltd.	10,500	964,363
Sankyo Co. Ltd.	2,100	107,012
Santen Pharmaceutical Co. Ltd.	6,300	164,013
Sanwa Shutter Corp.	21,000	120,097
SANYO Electric Co. Ltd.(2)	63,000	120,456
Sapporo Hokuyo Holdings Inc.	42	419,444
Sapporo Holdings Ltd.(2)	21,000	107,550
Seiko Epson Corp.	6,300	158,905
Seino Holdings Co. Ltd.	21,000	228,364

Sekisui Chemical Co. Ltd.	42,000	370,688
Sekisui House Ltd.	42,000	662,865
77 Bank Ltd. (The)	42,000	275,686
SFCG Co. Ltd.	840	155,087
Sharp Corp.	84,000	1,494,943
Shimachu Co. Ltd.	4,200	120,097
Shinko Securities Co. Ltd.	42,000	162,400
Shinsei Bank Ltd.	63,000	362,981
Shionogi & Co. Ltd.	21,000	420,341
Shizuoka Bank Ltd. (The)	63,000	672,186
Showa Shell Sekiyu K.K.	23,100	258,496
Sojitz Corp.(1)	35,700	118,233
Sompo Japan Insurance Inc.	84,000	1,115,650
Sumitomo Bakelite Co. Ltd.	21,000	158,995
Sumitomo Corp.	105,000	1,378,430
Sumitomo Metal Industries Ltd.	126,000	473,219
Sumitomo Osaka Cement Co. Ltd.	42,000	123,324
Sumitomo Rubber Industries Inc.	18,900	216,659
Sumitomo Trust & Banking Co. Ltd. (The)	126,000	1,352,977
Taisei Corp.	42,000	142,683
Taisho Pharmaceutical Co. Ltd.	21,000	376,424
Taiyo Nippon Sanso Corp.	21,000	184,269
Taiyo Yuden Co. Ltd.	21,000	323,008
Takara Holdings Inc.(2)	21,000	131,032
Takeda Pharmaceutical Co. Ltd.	81,900	5,250,045
Tanabe Seiyaku Co. Ltd.	21,000	258,120
TDK Corp.	4,200	328,027
THK Co. Ltd.	1,800	45,709
TIS Inc.	4,200	93,031
Toda Corp.	21,000	92,134
Tohoku Electric Power Co. Inc.	37,800	835,662
Tokai Rika Co. Ltd.	8,400	167,778
Tokyo Broadcasting System Inc.	4,200	96,436
Tokyo Electric Power Co. Inc. (The)	107,100	3,108,190
Tokyo Gas Co. Ltd.	210,000	1,070,121
Tokyo Steel Manufacturing Co. Ltd.	4,200	64,243
TonenGeneral Sekiyu K.K.(2)	21,000	199,684
Toppan Printing Co. Ltd.	42,000	459,596
Tosoh Corp.	21,000	88,729
TOTO Ltd.	21,000	207,571
Toyo Seikan Kaisha Ltd.	14,700	284,828
Toyota Industries Corp.	21,000	914,174
Toyota Motor Corp.	266,700	15,775,946
UNY Co. Ltd.	5,000	62,695
West Japan Railway Co.	168	716,999
Yamaha Corp.	14,700	313,687
Yamaha Motor Co. Ltd.	14,700	401,519

		132,328,496
NETHERLANDS—3.20%
ABN AMRO Holding NV	166,173	4,846,369
Aegon NV	131,250	2,413,977
Buhrmann NV	7,077	110,019
Corio NV	3,570	259,269
ING Groep NV	174,006	7,708,833
Koninklijke DSM NV	9,443	430,397
Koninklijke KPN NV	176,358	2,356,740
Oce NV	5,299	80,958
Wereldhave NV	1,618	185,552

		18,392,114

NEW ZEALAND—0.15%
Fletcher Building Ltd.	36,981	235,226
Telecom Corp. of New Zealand Ltd.	155,400	485,904
Tower Ltd.(1)	30,261	70,104
Warehouse Group Ltd. (The)	15,561	66,889

		858,123
NORWAY—0.73%
DnB NOR ASA	63,462	830,513
Frontline Ltd.	5,565	210,359
Norsk Hydro ASA	68,754	1,579,325
Norske Skogindustrier ASA	17,578	276,800
Orkla ASA	10,878	557,126
ProSafe ASA	1,638	104,677
Storebrand ASA	20,706	244,067
Yara International ASA	21,861	382,679

		4,185,546
PORTUGAL—0.47%
Banco Comercial Portugues SA Class R	269,052	875,682
Banco Espirito Santo SA	27,447	435,097
Brisa-Auto Estradas de Portugal SA	32,718	361,638
CIMPOR-Cimentos de Portugal SGPS SA	38,346	270,165
Energias de Portugal SA	170,646	766,670

		2,709,252
SINGAPORE—0.95%
Allgreen Properties Ltd.	105,000	113,958
Ascendas Real Estate Investment Trust	105,000	146,325
CapitaMall Trust Management Ltd.	105,000	174,646
ComfortDelGro Corp. Ltd.	210,000	219,825
DBS Group Holdings Ltd.	126,000	1,650,708
Jardine Cycle & Carriage Ltd.	21,000	167,229
Neptune Orient Lines Ltd.	63,000	82,131
Oversea-Chinese Banking Corp.	147,000	660,823
Singapore Airlines Ltd.	42,000	409,980
Singapore Press Holdings Ltd.	42,000	112,744
SMRT Corp. Ltd.	105,000	75,523
Suntec REIT	105,000	104,518
United Overseas Bank Ltd.	105,000	1,193,527
UOL Group Ltd.	63,000	161,834
Venture Corp. Ltd.	21,000	192,852

		5,466,623
SPAIN—4.47%
Banco Popular Espanol SA	49,203	852,827
Banco Santander Central Hispano SA	556,941	9,639,148
Ebro Puleva SA	11,760	261,172
Endesa SA	90,321	4,004,869
Gas Natural SDG SA	21,000	834,120
Iberdrola SA	77,196	3,542,122
Repsol YPF SA	90,804	3,013,340
Sociedad General de Aguas de Barcelona SA Class A	5,397	189,502
Sociedad General de Aguas de Barcelona SA Rights(1)	5,397	1,791
Telefonica SA	148,911	2,869,945
Union Fenosa SA	6,657	338,167
Zeltia SA(1)	16,821	123,020

		25,670,023

SWEDEN—2.32%
Axfood AB	2,940	96,488
Castellum AB	13,482	161,491
D. Carnegie & Co. AB	5,670	108,353
Electrolux AB Class B	23,898	437,659
Fabege AB	5,796	135,241
Hoganas AB Class B	1,764	45,313
Holmen AB Class B	4,956	218,241
Nordea Bank AB	199,311	2,746,205
Oriflame Cosmetics SA	798	28,842
Sandvik AB	91,140	1,113,787
Scania AB Class B	7,770	532,066
Skandinaviska Enskilda Banken AB Class A	42,441	1,187,177
Skanska AB Class B	33,579	598,678
SKF AB	35,259	567,599
SSAB Svenskt Stal AB Class A	14,931	317,377
Svenska Cellulosa AB Class B	18,102	830,976
Svenska Handelsbanken AB Class A	48,825	1,264,336
Tele2 AB Class B	14,868	156,475
TeliaSonera AB	110,670	804,577
Trelleborg AB Class B	7,056	148,519
Volvo AB Class A	8,904	574,579
Volvo AB Class B	20,097	1,256,515

		13,330,494
SWITZERLAND—6.54%
Ciba Specialty Chemicals AG Registered	7,266	444,833
Clariant AG Registered(1)	23,058	318,847
Compagnie Financiere Richemont AG Class A	13,440	665,058
Credit Suisse Group Registered	110,754	6,678,096
Givaudan SA Registered	630	521,687
Holcim Ltd. Registered	12,877	1,108,756
Micronas Semiconductor Holdings AG Registered(1)	4,179	84,665
Nestle SA Registered	37,044	12,657,234
PSP Swiss Property AG(1)	5,292	276,970
Rieter Holding AG	693	328,435
Swatch Group (The) AG Class B	1,806	356,452
Swiss Reinsurance Co. Registered	31,164	2,555,556
Swisscom AG Registered	1,680	586,855
UBS AG Registered	128,793	7,693,307
Zurich Financial Services AG Registered	13,188	3,260,289

		37,537,040
UNITED KINGDOM—24.37%
Alliance Boots PLC	74,970	1,158,191
AMEC PLC	30,513	217,071
Arriva PLC	19,215	262,032
Aviva PLC	234,171	3,461,325
Barclays PLC(4)	593,628	8,010,294
Barratt Developments PLC	20,328	419,885
BBA Group PLC	40,635	207,703
Bellway PLC	8,694	223,355
Berkeley Group Holdings (The) PLC(1)	5,481	150,532
Biffa PLC(1)	31,143	158,294
Bovis Homes Group PLC	8,862	159,893
British American Tobacco PLC	144,963	3,950,909
Brixton PLC	22,995	235,733
BT Group PLC	762,489	4,046,470
Cattles PLC	24,507	175,980
Centrica PLC	322,476	2,037,328

Close Brothers Group PLC	8,757	162,091
Compass Group PLC	211,386	1,130,880
Cookson Group PLC	9,891	109,415
Corus Group PLC	82,572	736,244
Diageo PLC	132,594	2,453,032
DSG International PLC	174,342	723,217
Electrocomponents PLC	36,918	203,138
EMI Group PLC	29,337	150,793
FirstGroup PLC	28,581	292,861
FKI PLC	58,506	106,843
Friends Provident PLC	153,804	607,219
GKN PLC	78,498	457,380
Hammerson PLC	10,164	261,120
Hanson PLC	66,612	922,987
HBOS PLC	350,595	7,268,468
HMV Group PLC	64,113	193,813
Home Retail Group(1)	41,896	320,424
HSBC Holdings PLC	1,045,212	19,815,197
IMI PLC	16,212	162,950
Imperial Chemical Industries PLC	55,419	429,926
InterContinental Hotels Group PLC	14,220	273,652
ITV PLC	397,551	799,932
Johnson Matthey PLC	7,014	191,966
Kelda Group PLC	32,088	529,991
Kesa Electricals PLC	30,870	206,510
Kingfisher PLC	212,835	1,068,610
Ladbrokes PLC	23,058	179,648
Land Securities Group PLC	18,039	721,126
Legal & General Group PLC	568,785	1,567,558
Lloyds TSB Group PLC	512,232	5,466,060
Meggitt PLC	24,234	154,607
Mitchells & Butlers PLC	33,088	376,118
National Express Group PLC	13,923	258,908
National Grid PLC	243,684	3,113,934
Old Mutual PLC	474,306	1,533,331
Pearson PLC	72,030	1,062,628
Persimmon PLC	24,759	630,408
Premier Farnell PLC	20,538	73,054
Provident Financial PLC	29,127	344,148
Rank Group PLC	92,169	443,429
Rentokil Initial PLC	157,122	454,001
Resolution PLC	58,233	690,824
Rexam PLC	42,252	475,855
Royal & Sun Alliance Insurance Group PLC	266,259	749,038
Royal Bank of Scotland Group PLC	291,522	10,386,180
Royal Dutch Shell PLC Class A	359,415	12,462,286
Royal Dutch Shell PLC Class B	256,095	9,172,850
Scottish & Newcastle PLC	76,272	820,450
Scottish & Southern Energy PLC	75,306	1,887,264
Scottish Power PLC	134,029	1,670,521
Severn Trent PLC	22,341	594,834
Signet Group PLC	171,612	391,950
Slough Estates PLC	38,283	501,250
Stagecoach Group PLC	79,443	211,367
Standard Life PLC(1)	179,991	976,654
Stolt-Nielsen SA	4,032	115,888
Tate & Lyle PLC	43,974	660,891
Taylor Woodrow PLC	49,560	343,829
Tesco PLC	248,304	1,863,529
Trinity Mirror PLC	35,847	335,351
United Utilities PLC	75,642	1,029,354

Vodafone Group PLC	4,864,546	12,525,172
Whitbread PLC	15,486	413,795
Wimpey (George) PLC	35,637	357,515
Yell Group PLC	36,603	434,923

		139,904,182

TOTAL COMMON STOCKS
(Cost: $525,961,835)		570,477,052

Security	Shares	Value
PREFERRED STOCKS—0.29%

GERMANY—0.18%
RWE AG	4,116	365,378
Volkswagen AG	10,164	671,343

		1,036,721
ITALY—0.11%
Banca Intesa SpA	56,154	372,337
Unipol SpA	79,968	245,727

		618,064

TOTAL PREFERRED STOCKS
(Cost: $1,385,644)		1,654,785

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.22%

CERTIFICATES OF DEPOSIT(5)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$6,449	6,449
Societe Generale
5.33%, 12/08/06	9,209	9,209
Washington Mutual Bank
5.36%, 11/13/06	23,023	23,023
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,367	7,367

		46,048
COMMERCIAL PAPER(5)—0.03%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(6)	13,749	13,506
Amsterdam Funding Corp.
5.33%, 11/01/06(6)	13,814	13,814
ASAP Funding Ltd.
5.29%, 11/02/06(6)	2,302	2,302
Atlantis One Funding
5.30%, 11/14/06(6)	12,636	12,612
Beta Finance Inc.
5.27%, 01/25/07(6)	1,842	1,819
Bryant Park Funding LLC
5.28%, 12/14/06(6)	2,907	2,889
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(6)	4,668	4,659
Cantabric Finance LLC
5.26%, 01/25/07(6)	3,684	3,638

Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(6)	10,591	10,576
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(6)	6,907	6,737
Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(6)	5,526	5,506
Curzon Funding LLC
5.29%, 11/17/06(6)	9,209	9,188
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(6)	10,611	10,483
Falcon Asset Securitization Corp.
5.30%, 11/06/06(6)	9,209	9,203
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(6)	8,381	8,258
Galleon Capital Corp.
5.27%, 12/18/06(6)	1,288	1,279
General Electric Capital Services Inc.
5.22%, 12/11/06	921	916
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(6)	5,434	5,326
HBOS Treasury Services PLC
5.27%, 12/15/06	1,842	1,830
Landale Funding LLC
5.31%, 11/15/06(6)	7,183	7,168
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(6)	16,542	16,530
Mont Blanc Capital Corp.
5.29%, 11/15/06(6)	5,940	5,928
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	11,972	11,746
Nestle Capital Corp.
5.19%, 08/09/07	5,526	5,302
Park Granada LLC
5.35%-5.36%, 11/01/06(6)	14,550	14,550
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(6)	4,907	4,850
Sedna Finance Inc.
5.22%, 04/17/07(6)	5,249	5,122
Sydney Capital Corp.
5.27%, 12/08/06(6)	220	218
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(6)	4,605	4,553
Tulip Funding Corp.
5.29%, 11/15/06(6)	4,857	4,847

		205,355
MEDIUM-TERM NOTES(5)—0.01%
Bank of America N.A.
5.28%, 04/20/07	2,302	2,302
Cullinan Finance Corp.
5.71%, 06/28/07(6)	6,907	6,907
K2 USA LLC
5.39%, 06/04/07(6)	6,907	6,907
Marshall & Ilsley Bank
5.18%, 12/15/06	9,209	9,213
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(6)	10,775	10,775
US Bank N.A.
2.85%, 11/15/06	1,842	1,841

		37,945

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(4)(7)	124,986	124,986

		124,986
REPURCHASE AGREEMENTS(5)—0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $18,422 (collateralized by non-U.S. Government debt securities, value $18,977, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$18,419	18,419
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $12,895 (collateralized by U.S. Government obligations, value $13,155, 5.50%, 10/1/21 to 10/1/36).	12,893	12,893
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $13,816 (collateralized by non-U.S. Government debt securities, value $15,201, 0.31% to 6.00%, 7/25/36 to 11/25/46).	13,814	13,814
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $921 (collateralized by non-U.S. Government debt securities, value $949, 6.00% to 6.70%, 12/15/10 to 4/15/12).	921	921
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $32,238 (collateralized by non-U.S. Government debt securities, value $33,855, 4.11% to 9.32%, 4/15/10 to 5/15/36).	32,233	32,233
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $10,132 (collateralized by non-U.S. Government debt securities, value $11,353, 0.00% to 10.00%, 5/27/33 to 10/31/36).	10,130	10,130
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,527 (collateralized by non-U.S. Government debt securities, value $6,113, 0.00% to 10.00%, 5/27/33 to 10/31/36).	5,526	5,526
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $18,422 (collateralized by non-U.S. Government debt securities, value $19,346, 0.00% to 9.00%, 5/1/17 to 9/25/46).	18,419	18,419
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $16,118 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $16,525, 0.00% to 7.32%, 11/2/06 to 3/25/45).	16,116	16,116
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $13,816 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $14,077, 0.00% to 7.32%, 11/2/06 to 3/25/45).	13,814	13,814

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,527 (collateralized by non-U.S. Government debt securities, value $5,804, 0.00% to 10.00%, 1/1/10).	5,526	5,526
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,606 (collateralized by non-U.S. Government debt securities, value $4,837, 5.26% to 5.35%, 7/1/24 to 6/1/46).	4,605	4,605
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $2,302 (collateralized by non-U.S. Government debt securities, value $2,419, 6.25% to 7.63%, 9/15/13 to 6/1/16).	2,302	2,302
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $18,422 (collateralized by non-U.S. Government debt securities, value $18,978, 3.50% to 10.13%, 5/15/07 to 7/1/26).	18,419	18,419
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $9,210 (collateralized by non-U.S. Government debt securities, value $10,152, 5.50% to 10.39%, 6/17/08 to 6/25/36).	9,209	9,209
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $12,435 (collateralized by non-U.S. Government debt securities, value $13,153, 0.00% to 10.00%, 11/1/06 to 10/31/36).	12,433	12,433
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $6,660 (collateralized by non-U.S. Government debt securities, value $6,916, 0.00% to 10.00%, 11/1/06 to 10/31/36).(8)	6,447	6,447
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $23,948 (collateralized by non-U.S. Government debt securities, value $25,150, 3.86% to 8.17%, 11/18/08 to 7/15/45).	23,944	23,944

		225,170
TIME DEPOSITS(5)—0.00%
SunTrust Bank
5.34%, 11/01/06	952	952

		952
VARIABLE & FLOATING RATE NOTES(5)—0.11%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(6)	23,576	23,579
American Express Bank
5.29%, 02/28/07	9,209	9,210
American Express Centurion Bank
5.41%, 07/19/07	10,130	10,139
American Express Credit Corp.
5.42%, 07/05/07	2,763	2,764
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(6)	1,662	1,662
ASIF Global Financing
5.51%, 05/03/07(6)	921	921
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(6)	5,986	5,986
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(6)	13,354	13,354

Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(6)	23,484	23,484
BMW US Capital LLC
5.32%, 10/15/07(6)	9,209	9,209
BNP Paribas
5.36%, 05/18/07(6)	17,037	17,037
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(6)	6,723	6,723
CC USA Inc.
5.37%, 07/30/07(6)	4,605	4,605
Commodore CDO Ltd.
5.47%, 06/12/07(6)	2,302	2,302
Credit Agricole SA
5.34%, 07/23/07	9,209	9,209
Credit Suisse First Boston NY
5.38%, 04/24/07	4,605	4,605
Cullinan Finance Corp.
5.36%, 04/25/07(6)	2,302	2,302
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(6)	2,302	2,302
DEPFA Bank PLC
5.43%, 09/14/07	9,209	9,209
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(6)	10,591	10,591
Eli Lilly Services Inc.
5.31%, 10/01/07(6)	9,209	9,209
Fifth Third Bancorp
5.30%, 11/23/07(6)	18,419	18,419
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(6)	9,209	9,208
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	9,670	9,672
Granite Master Issuer PLC
5.29%, 08/20/07(6)	32,233	32,233
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(6)	7,367	7,368
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	13,814	13,815
HBOS Treasury Services PLC
5.46%, 07/24/07(6)	9,209	9,209
Holmes Financing PLC
5.29%, 07/16/07(6)	16,116	16,116
JP Morgan Chase & Co.
5.29%, 08/02/07	6,907	6,907
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(6)	6,907	6,907
Kestrel Funding LLC
5.30%, 07/11/07(6)	3,684	3,683
Kommunalkredit Austria AG
5.32%, 11/09/07(6)	5,526	5,526
Leafs LLC
5.32%, 01/22/07-02/20/07(6)	9,598	9,598
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(6)	10,130	10,130
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(6)	3,647	3,647
Marshall & Ilsley Bank
5.30%, 10/15/07	5,065	5,065
Master Funding LLC
5.35%, 04/25/07(6)	8,288	8,288

Metropolitan Life Global Funding I
5.33%, 08/06/07(6)	13,814	13,814
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(6) (8)	921	921
Monumental Global Funding II
5.38%, 12/27/06(6)	1,842	1,842
Mound Financing PLC
5.29%, 05/08/07(6)	8,657	8,657
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(6)	33,154	33,154
National City Bank of Indiana
5.37%, 05/21/07	4,605	4,605
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(6)	30,391	30,397
Newcastle Ltd.
5.34%, 04/24/07(6)	3,246	3,246
Northern Rock PLC
5.36%, 08/03/07(6)	11,051	11,051
Northlake CDO I
5.46%, 09/06/07(6)	2,763	2,763
Principal Life Global Funding I
5.82%, 02/08/07	4,144	4,149
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(6)	13,354	13,353
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(6)	9,209	9,209
Strips III LLC
5.37%, 07/24/07(6)	2,117	2,117
SunTrust Bank
5.29%, 05/01/07	9,209	9,210
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(6)	22,471	22,470
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(6)	12,893	12,893
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(6)	12,341	12,341
Wachovia Bank N.A.
5.36%, 05/22/07	18,419	18,419
Wal-Mart Stores Inc.
5.50%, 07/16/07(6)	6,907	6,910
Wells Fargo & Co.
5.33%, 11/15/07(6)	4,605	4,605
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(6)	6,907	6,907
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(6)	27,628	27,622
Wind Master Trust
5.31%, 07/25/07(6)	3,684	3,684

		618,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,258,988)		1,258,988

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $528,606,467)		573,390,825
Other Assets, Less Liabilities — 0.11%		632,274

NET ASSETS – 100.00%		$574,023,099

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Affiliated issuer. See Note 2.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.71%

ADVERTISING—0.18%
ADVO Inc.	150	$4,404
Catalina Marketing Corp.	250	6,337
Donnelley (R.H.) Corp.	279	16,801
Harte-Hanks Inc.	275	6,944
Interpublic Group of Companies Inc.(1)	2,474	26,991
Omnicom Group Inc.	949	96,276
Publicis Groupe ADR	703	27,101

		184,854
AEROSPACE & DEFENSE—1.33%
AAR Corp.(1)	222	5,781
Alliant Techsystems Inc.(1)	200	15,442
Armor Holdings Inc.(1)	175	9,005
Boeing Co. (The)	3,775	301,471
CAE Inc.	1,275	11,322
Curtiss-Wright Corp.	296	10,017
DRS Technologies Inc.	154	6,810
EDO Corp.	75	1,793
Esterline Technologies Corp.(1)	275	10,367
General Dynamics Corp.	1,700	120,870
Goodrich Corp.	600	26,454
L-3 Communications Holdings Inc.	599	48,231
Lockheed Martin Corp.	1,723	149,780
Moog Inc. Class A(1)	150	5,595
Northrop Grumman Corp.	1,749	116,116
Orbital Sciences Corp.(1)	355	6,447
Raytheon Co.	2,150	107,392
Rockwell Collins Inc.	850	49,368
Sequa Corp. Class A(1)	76	8,064
Teledyne Technologies Inc.(1)	150	6,258
Triumph Group Inc.	75	3,611
United Industrial Corp.	50	2,250
United Technologies Corp.	4,799	315,390

		1,337,834
AGRICULTURE—1.48%
Altria Group Inc.	10,605	862,505
Archer-Daniels-Midland Co.	3,094	119,119
Bunge Ltd.(2)	553	35,453
Delta & Pine Land Co.	175	7,089
Gallaher Group PLC ADR	874	59,528
Imperial Tobacco Group ADR	1,951	139,184
Loews Corp.-Carolina Group	474	27,407
Monsanto Co.	2,748	121,517
Reynolds American Inc.	850	53,686
Tejon Ranch Co.(1)	144	6,984
Universal Corp.	125	4,602
UST Inc.	824	44,133
Vector Group Ltd.	289	4,953

		1,486,160

AIRLINES—0.21%
Air France-KLM ADR	876	31,256
Alaska Air Group Inc.(1)	150	6,022
AMR Corp.(1)	1,346	38,146
British Airways PLC ADR(1)	275	24,035
China Eastern Airlines Corp. Ltd. ADR(1)	222	3,858
China Southern Airlines Co. Ltd. ADR(1)	449	7,328
Continental Airlines Inc. Class B(1)	849	31,311
LAN Airlines SA ADR	200	8,630
Southwest Airlines Co.	3,777	56,768

		207,354
APPAREL—0.35%
Benetton Group SpA ADR	204	7,703
Coach Inc.(1)	1,900	75,316
Gildan Activewear Inc.(1)	298	15,207
Hanesbrands Inc.(1)	508	11,989
Hartmarx Corp.(1)	457	3,249
Jones Apparel Group Inc.	650	21,710
Kellwood Co.	150	4,590
Liz Claiborne Inc.	575	24,248
Nike Inc. Class B	900	82,692
Oxford Industries Inc.	75	3,958
Phillips-Van Heusen Corp.	224	10,250
Polo Ralph Lauren Corp.	275	19,525
Quiksilver Inc.(1)	851	11,871
Skechers U.S.A. Inc. Class A(1)	172	5,141
Stride Rite Corp.	200	2,950
Timberland Co. Class A(1)	277	7,991
VF Corp.	450	34,204
Wolverine World Wide Inc.	300	8,508

		351,102
AUTO MANUFACTURERS—1.77%
DaimlerChrysler AG	4,831	275,029
Fiat SpA ADR(1)	3,202	56,323
Ford Motor Co.	6,420	53,158
General Motors Corp.	2,399	83,773
Honda Motor Co. Ltd. ADR	9,525	336,518
Navistar International Corp.(1)	476	13,199
Oshkosh Truck Corp.	427	19,305
Tata Motors Ltd. Sponsored ADR	618	11,235
Toyota Motor Corp. ADR	7,920	934,560

		1,783,100
AUTO PARTS & EQUIPMENT—0.23%
American Axle & Manufacturing Holdings Inc.	776	14,550
ArvinMeritor Inc.	600	9,012
Autoliv Inc.	500	28,435
BorgWarner Inc.	300	17,250
Goodyear Tire & Rubber Co. (The)(1)	1,269	19,454
Johnson Controls Inc.	975	79,501
Magna International Inc. Class A	500	37,400
Superior Industries International Inc.(2)	350	5,915
Tenneco Inc.(1)	302	6,855
TRW Automotive Holdings Corp.(1)	125	3,206
Visteon Corp.(1)	1,750	12,915

		234,493

BANKS—11.14%
ABN AMRO Holding NV ADR	9,725	283,678
Allied Irish Banks PLC ADR	2,250	122,940
AmSouth Bancorp	1,800	54,396
Australia & New Zealand Banking Group Ltd. ADR	1,850	206,552
Banco Bilbao Vizcaya Argentaria SA ADR	17,500	423,500
Banco de Chile ADR	277	12,008
Banco Latinoamericano de Exportaciones SA	150	2,451
Banco Santander Central Hispano SA ADR	32,031	548,371
Banco Santander Chile SA ADR	325	15,675
BancorpSouth Inc.	375	9,581
Bank of America Corp.	23,725	1,278,066
Bank of Hawaii Corp.	275	14,347
Bank of Ireland ADR	1,175	94,470
Bank of Montreal	2,575	159,650
Bank of New York Co. Inc. (The)	4,000	137,480
Bank of Nova Scotia	5,200	228,332
Barclays PLC ADR(3)	8,231	447,026
BB&T Corp.	2,824	122,900
Canadian Imperial Bank of Commerce	1,800	140,184
Capitol Bancorp Ltd.	148	6,944
Central Pacific Financial Corp.	249	9,161
Chittenden Corp.	250	7,372
City National Corp.	225	14,976
Colonial BancGroup Inc. (The)	650	15,496
Comerica Inc.	825	48,007
Commerce Bancorp Inc.	800	27,936
Community Bank System Inc.	150	3,727
Credicorp Ltd.	175	7,385
Credit Suisse Group PLC ADR	5,604	338,930
Cullen/Frost Bankers Inc.	275	14,894
Deutsche Bank AG	2,724	344,177
F.N.B. Corp. (Pennsylvania)	250	4,232
First Commonwealth Financial Corp.	300	4,011
First Horizon National Corp.	650	25,558
First Republic Bank	124	4,829
HDFC Bank Ltd. ADR	500	34,630
HSBC Holdings PLC ADR	11,649	1,112,130
ICICI Bank Ltd. ADR	1,727	60,704
Irwin Financial Corp.	100	2,217
KeyCorp	2,051	76,174
Kookmin Bank ADR	1,725	136,896
Lloyds TSB Group PLC ADR	7,100	304,306
M&T Bank Corp.	448	54,571
Marshall & Ilsley Corp.	1,075	51,535
Mellon Financial Corp.	2,225	86,330
Mitsubishi UFJ Financial Group Inc. ADR	54,014	688,678
National Australia Bank Ltd. ADR(2)	1,605	236,256
National Bank of Greece SA ADR	11,769	107,569
National City Corp.	2,923	108,882
North Fork Bancorp Inc.	2,175	62,161
Old National Bancorp	374	7,099
PNC Financial Services Group	1,475	103,294
Regions Financial Corp.	2,375	90,131
Royal Bank of Canada	6,750	299,632
Sanpaolo IMI SpA ADR	2,775	118,409
State Street Corp.	1,725	110,797
SunTrust Banks Inc.	1,798	142,024
Synovus Financial Corp.	1,300	38,194
TCF Financial Corp.	700	18,221
TD Banknorth Inc.	1,100	32,538
Toronto-Dominion Bank	3,671	212,661
U.S. Bancorp	9,474	320,600

UnionBanCal Corp.	250	14,395
Valley National Bancorp	526	13,708
W Holding Co. Inc.	1,203	6,845
Wachovia Corp.	9,926	550,893
Webster Financial Corp.	250	12,080
Wells Fargo & Co.	16,998	616,857
Westpac Banking Corp. ADR	1,895	175,818
Wilmington Trust Corp.	350	14,553

		11,201,030
BEVERAGES—1.66%
Anheuser-Busch Companies Inc.	3,922	185,981
Brown-Forman Corp. Class B	226	16,315
Coca-Cola Bottling Co. SA ADR	603	19,899
Coca-Cola Co. (The)	11,024	515,041
Coca-Cola Enterprises Inc.	1,225	24,537
Coca-Cola Femsa SA ADR	178	6,184
Compania Cervecerias Unidas ADR	355	9,766
Constellation Brands Inc.(1)	972	26,720
Diageo PLC ADR	3,518	261,985
Embotelladora Andina SA Class A ADR	300	4,440
Embotelladora Andina SA Class B ADR	300	4,665
Molson Coors Brewing Co. Class B	354	25,198
Pepsi Bottling Group Inc.	850	26,877
PepsiAmericas Inc.	425	8,691
PepsiCo Inc.	8,230	522,111
Vina Concha y Toro SA ADR	204	6,324

		1,664,734
BIOTECHNOLOGY—0.26%
Applera Corp.—Celera Genomics Group(1)	800	12,416
Cambrex Corp.	245	5,733
Charles River Laboratories International Inc.(1)	425	18,241
Enzo Biochem Inc.(1)	548	7,836
Genentech Inc.(1)	2,424	201,919
Millipore Corp.(1)	272	17,552

		263,697
BUILDING MATERIALS—0.66%
American Standard Companies Inc.	900	39,861
Cemex SAB de CV ADR(1)	3,706	113,922
Comfort Systems USA Inc.	478	5,550
CRH PLC Sponsored ADR	2,197	78,631
Eagle Materials Inc.	327	12,001
ElkCorp	147	3,693
Florida Rock Industries Inc.	346	14,843
Hanson PLC ADR	875	60,839
Lafarge SA ADR	3,524	118,230
Lennox International Inc.	302	8,142
Martin Marietta Materials Inc.	250	22,000
Masco Corp.	2,275	62,904
NCI Building Systems Inc.(1)	146	8,738
Rinker Group Ltd. ADR	1,000	71,360
Simpson Manufacturing Co. Inc.(2)	200	5,678
Texas Industries Inc.	178	11,054
USG Corp.(1)	431	21,072

		658,518
CHEMICALS—1.80%
Agrium Inc.	650	18,213
Air Products & Chemicals Inc.	1,100	76,637
Airgas Inc.	325	12,288
Albemarle Corp.	175	11,380

Arch Chemicals Inc.	125	4,182
Ashland Inc.	350	20,685
BASF AG ADR	2,722	239,482
Bayer AG ADR	3,873	194,386
Cabot Corp.	325	12,854
Chemtura Corp.	1,673	14,354
Ciba Specialty Chemicals AG ADR	700	21,406
Cytec Industries Inc.	175	9,693
Dow Chemical Co. (The)	4,824	196,771
Du Pont (E.I.) de Nemours and Co.	5,075	232,435
Eastman Chemical Co.	400	24,368
Ecolab Inc.	950	43,082
Ferro Corp.	200	3,944
FMC Corp.	175	11,996
Fuller (H.B.) Co.	300	7,437
Grace (W.R.) & Co.(1)	472	6,325
Hercules Inc.(1)	525	9,555
Imperial Chemical Industries PLC ADR	1,525	47,549
International Flavors & Fragrances Inc.	525	22,302
Koor Industries Ltd. ADR(1)	422	4,106
Lubrizol Corp.	275	12,375
Lyondell Chemical Co.	1,224	31,420
MacDermid Inc.	125	4,181
Minerals Technologies Inc.	100	5,516
Mosaic Co. (The)(1)	525	9,828
Nova Chemicals Corp.	450	13,207
Olin Corp.	350	6,055
OM Group Inc.(1)	272	15,504
PolyOne Corp.(1)	475	3,895
Potash Corp. of Saskatchewan	574	71,693
PPG Industries Inc.	875	59,850
Praxair Inc.	1,624	97,846
Rhodia SA ADR	7,949	21,462
Rohm & Haas Co.	750	38,865
RPM International Inc.	600	11,490
Sensient Technologies Corp.	225	5,186
SGL Carbon AG ADR(1)	1,175	8,530
Sherwin-Williams Co. (The)	624	36,960
Sinopec Shanghai Petrochemical Co. Ltd. ADR	125	5,341
Sociedad Quimica y Minera de Chile SA ADR	50	6,119
Spartech Corp.	150	4,110
Syngenta AG ADR	2,625	84,604
Tronox Inc. Class B	98	1,282
Valspar Corp. (The)	500	13,395

		1,814,144
COAL—0.10%
Arch Coal Inc.	698	24,172
CONSOL Energy Inc.	950	33,620
Peabody Energy Corp.	872	36,598
Yanzhou Coal Mining Co. Ltd. ADR	151	5,012

		99,402
COMMERCIAL SERVICES—0.95%
Aaron Rents Inc.	200	4,976
ABM Industries Inc.	200	3,972
Accenture Ltd.	2,954	97,216
Adecco SA ADR	2,700	41,796
ADESA Inc.	400	10,056
Alliance Data Systems Corp.(1)	351	21,313
ARAMARK Corp. Class B	551	18,420
Arbitron Inc.	150	6,300
Banta Corp.	125	5,535

BearingPoint Inc.(1)	1,350	11,245
Block (H & R) Inc.	1,600	34,976
Bowne & Co. Inc.	322	5,033
Central Parking Corp.	498	8,541
Chemed Corp.	172	6,104
ChoicePoint Inc.(1)	450	16,375
Consolidated Graphics Inc.(1)	101	6,279
Convergys Corp.(1)	725	15,377
Corrections Corp. of America(1)	376	17,179
DeVry Inc.(1)	526	12,808
Dollar Thrifty Automotive Group Inc.(1)	125	5,020
Donnelley (R.R.) & Sons Co.	1,100	37,246
Equifax Inc.	725	27,572
FTI Consulting Inc.(1)	225	6,392
Gartner Inc.(1)	425	7,905
Geo Group Inc. (The)(1)	111	4,218
Hewitt Associates Inc. Class A(1)	294	7,359
Interactive Data Corp.(1)	175	3,997
Iron Mountain Inc.(1)	600	26,022
ITT Educational Services Inc.(1)	225	15,514
Korn/Ferry International(1)	175	3,869
Labor Ready Inc.(1)	323	5,656
Landauer Inc.	50	2,738
Live Nation Inc.(1)	347	7,377
Manpower Inc.	450	30,496
MAXIMUS Inc.	178	4,968
McKesson Corp.	1,400	70,126
Midas Inc.(1)	176	3,631
Moody’s Corp.	1,305	86,521
MPS Group Inc.(1)	550	8,387
Navigant Consulting Inc.(1)	225	4,007
PHH Corp.(1)	274	7,562
Pre-Paid Legal Services Inc.(2)	76	3,226
Quanta Services Inc.(1)	926	16,946
Quebecor World Inc.	776	9,871
Robert Half International Inc.	875	31,981
Rollins Inc.	199	4,306
Service Corp. International	1,550	14,136
ServiceMaster Co. (The)	1,525	17,278
Sotheby’s Holdings Inc. Class A	281	10,678
Spherion Corp.(1)	300	2,175
United Rentals Inc.(1)	650	15,398
Viad Corp.	125	4,619
Watson Wyatt Worldwide Inc.	175	7,901
Weight Watchers International Inc.	225	9,810
Western Union Co.(1)	4,123	90,912

		959,321
COMPUTERS—2.03%
Affiliated Computer Services Inc. Class A(1)	625	33,425
CACI International Inc. Class A(1)	150	8,631
Ceridian Corp.(1)	775	18,267
CGI Group Inc.(1)	1,750	11,935
CIBER Inc.(1)	544	3,726
Computer Sciences Corp.(1)	950	50,207
Diebold Inc.	450	19,656
DST Systems Inc.(1)	374	23,109
Electronic Data Systems Corp.	2,672	67,682
EMC Corp.(1)	12,475	152,819
FactSet Research Systems Inc.	199	10,129
Hewlett-Packard Co.	15,028	582,185
Imation Corp.	175	8,010
International Business Machines Corp.	8,179	755,167

Lexmark International Inc.(1)	650	41,333
NCR Corp.(1)	1,000	41,520
Perot Systems Corp. Class A(1)	375	5,531
Quantum Corp.(1)	2,870	6,257
Seagate Technology	2,781	62,795
SRA International Inc. Class A(1)	227	7,275
TDK Corp. ADR	675	52,785
Thomson Corp.	975	40,267
Tyler Technologies Inc.(1)	403	5,719
Western Digital Corp.(1)	1,649	30,144

		2,038,574
COSMETICS & PERSONAL CARE—1.34%
Alberto-Culver Co.	475	24,135
Avon Products Inc.	1,748	53,157
Colgate-Palmolive Co.	2,699	172,655
Estee Lauder Companies Inc. (The) Class A	697	28,152
Procter & Gamble Co.	16,906	1,071,671

		1,349,770
DISTRIBUTION & WHOLESALE—0.20%
Buhrmann NV ADR(2)	1,044	16,234
Genuine Parts Co.	900	40,968
Grainger (W.W.) Inc.	425	30,931
Ingram Micro Inc. Class A(1)	625	12,881
Owens & Minor Inc.	200	6,302
Watsco Inc.	100	4,980
WESCO International Inc.(1)	298	19,450
Wolseley PLC ADR	3,000	71,460

		203,206
DIVERSIFIED FINANCIAL SERVICES—6.62%
Affiliated Managers Group Inc.(1)	175	17,524
American Express Co.	5,674	328,014
AmeriCredit Corp.(1)	800	20,456
Ameriprise Financial Inc.	1,127	58,040
AMVESCAP PLC ADR	2,524	58,002
Bear Stearns Companies Inc. (The)	500	75,675
BlackRock Inc.	75	11,313
Capital One Financial Corp.	1,498	118,836
Chicago Mercantile Exchange Holdings Inc.	152	76,152
CIT Group Inc.	1,100	57,255
Citigroup Inc.	25,995	1,303,909
Countrywide Financial Corp.	2,952	112,530
E*TRADE Financial Corp.(1)	2,321	54,033
Eaton Vance Corp.	600	18,624
Edwards (A.G.) Inc.	425	24,246
Federal Home Loan Mortgage Corp.	3,549	244,846
Federal National Mortgage Association	4,925	291,855
Federated Investors Inc. Class B	500	17,145
Financial Federal Corp.	272	7,485
Franklin Resources Inc.	822	93,675
GAMCO Investors Inc. Class A	200	7,920
Goldman Sachs Group Inc. (The)	2,074	393,624
IndyMac Bancorp Inc.	300	13,635
Investment Technology Group Inc.(1)	250	11,675
Janus Capital Group Inc.	1,250	25,100
Jefferies Group Inc.	602	17,295
JP Morgan Chase & Co.	18,150	861,036
LaBranche & Co. Inc.(1)	874	7,752
Lazard Ltd. Class A	402	17,045
Legg Mason Inc.	647	58,243
Lehman Brothers Holdings Inc.	2,748	213,904

Merrill Lynch & Co. Inc.	4,620	403,880
Morgan Stanley	5,100	389,793
National Financial Partners Corp.	253	9,968
Nelnet Inc. Class A(1)	127	3,739
Nomura Holdings Inc. ADR	10,125	178,402
Nuveen Investments Inc. Class A	376	18,537
Ocwen Financial Corp.(1)	346	5,415
ORIX Corp. ADR	928	130,941
Petrobras Energia Participaciones SA ADR(1)	450	5,130
Piper Jaffray Companies(1)	224	15,490
Raymond James Financial Inc.	450	14,337
Ritchie Bros. Auctioneers Inc.	196	10,688
Shinhan Financial Group Co. Ltd. ADR	845	78,078
SLM Corp.	2,249	109,481
Stewart (W.P.) & Co. Ltd.	446	6,155
Student Loan Corp. (The)	25	5,175
SWS Group Inc.	170	4,724
UBS AG New	10,302	616,472
Waddell & Reed Financial Inc. Class A	520	13,260
Woori Finance Holdings Co. Ltd. ADR	274	17,358

		6,653,867
ELECTRIC—3.98%
AES Corp. (The)(1)	3,599	79,142
Allegheny Energy Inc.(1)	901	38,770
ALLETE Inc.	300	13,530
Alliant Energy Corp.	648	24,851
Ameren Corp.	1,104	59,726
American Electric Power Co. Inc.	2,025	83,896
Aquila Inc.(1)	2,644	12,136
Avista Corp.	398	10,245
Black Hills Corp.	199	6,867
CenterPoint Energy Inc.	1,400	21,672
Central Vermont Public Service Corp.	295	6,658
CH Energy Group Inc.	249	12,953
Cleco Corp.	399	10,254
CMS Energy Corp.(1)	1,200	17,868
Companhia Paranaense de Energia ADR	770	8,763
Consolidated Edison Inc.	1,270	61,404
Constellation Energy Group Inc.	925	57,720
Dominion Resources Inc.	1,753	141,975
DPL Inc.	824	23,665
DTE Energy Co.	875	39,751
Duke Energy Corp.	6,249	197,718
Duquesne Light Holdings Inc.	400	7,932
Dynegy Inc. Class A(1)	3,070	18,666
E.ON AG ADR	10,948	439,343
Edison International	1,675	74,437
El Paso Electric Co.(1)	373	8,713
Empire District Electric Co. (The)	520	12,345
Empresa Nacional de Electricidad SA ADR	977	31,821
Endesa SA ADR	3,608	158,211
Enel SpA ADR	4,553	218,180
Energias de Portugal SA ADR	1,475	66,331
Energy East Corp.	750	18,232
Enersis SA ADR	1,552	21,402
Entergy Corp.	1,097	94,156
Exelon Corp.	3,551	220,091
FirstEnergy Corp.	1,777	104,576
FPL Group Inc.	1,922	98,022
Great Plains Energy Inc.	550	17,897
Hawaiian Electric Industries Inc.	400	11,208
Huaneng Power International Inc. ADR	626	19,732

IDACORP Inc.	302	11,908
International Power PLC ADR	879	56,564
Korea Electric Power Corp. ADR	2,821	55,799
MDU Resources Group Inc.	825	21,186
Mirant Corp.(1)	525	15,524
National Grid PLC ADR	2,776	176,137
Northeast Utilities	974	24,360
NRG Energy Inc.(1)	525	25,279
NSTAR	629	21,883
OGE Energy Corp.	552	21,296
Pepco Holdings Inc.	1,076	27,352
PG&E Corp.	2,025	87,358
Pinnacle West Capital Corp.	475	22,710
PNM Resources Inc.	300	8,448
PPL Corp.	2,000	69,040
Progress Energy Inc.	1,275	58,650
Public Service Enterprise Group Inc.	1,299	79,304
Puget Energy Inc.	605	14,447
Reliant Energy Inc.(1)	1,977	25,068
SCANA Corp.	600	23,976
Scottish Power PLC ADR	2,080	103,563
Sierra Pacific Resources Corp.(1)	1,155	17,510
Southern Co. (The)	3,901	141,996
TECO Energy Inc.	975	16,078
TransAlta Corp.	1,422	30,075
TXU Corp.	2,377	150,060
UIL Holdings Corp.	346	13,753
UniSource Energy Corp.	277	9,856
Westar Energy Inc.	503	12,736
Wisconsin Energy Corp.	651	29,907
WPS Resources Corp.	248	13,196
Xcel Energy Inc.	2,050	45,243

		4,001,121
ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
AMETEK Inc.	350	16,338
Belden CDT Inc.	250	9,050
Emerson Electric Co.	2,125	179,350
Energizer Holdings Inc.(1)	425	33,214
General Cable Corp.(1)	396	14,890
Hitachi Ltd. ADR	1,724	98,682
Hubbell Inc. Class B	250	12,380

		363,904
ELECTRONICS—0.93%
Advantest Corp. ADR	851	42,720
Agilent Technologies Inc.(1)	2,375	84,550
Amphenol Corp. Class A	400	27,160
Applera Corp.-Applied Biosystems Group	1,075	40,097
Arrow Electronics Inc.(1)	575	17,164
AU Optronics Corp. ADR	2,969	40,319
AVX Corp.	397	6,257
Benchmark Electronics Inc.(1)	377	10,009
Brady Corp. Class A	200	7,400
Celestica Inc.(1)	1,743	17,134
Checkpoint Systems Inc.(1)	177	3,223
CTS Corp.	299	4,222
Epcos AG ADR(1)	522	8,352
Fisher Scientific International Inc.(1)	603	51,629
Jabil Circuit Inc.	1,246	35,773
Koninklijke Philips Electronics NV NYS	6,624	230,714
Kyocera Corp. ADR	899	80,739
Mettler Toledo International Inc.(1)	225	15,446

Park Electrochemical Corp.	173	5,315
Paxar Corp.(1)	175	3,503
PerkinElmer Inc.	600	12,816
Rogers Corp.(1)	225	15,743
Solectron Corp.(1)	8,243	27,532
Symbol Technologies Inc.	1,579	23,574
Technitrol Inc.	282	7,112
Tektronix Inc.	425	12,907
Thermo Fisher Scientific Inc.(1)	850	36,439
Thomas & Betts Corp.(1)	300	15,459
Vishay Intertechnology Inc.(1)	1,278	17,240
Waters Corp.(1)	625	31,125
Watts Water Technologies Inc. Class A	125	4,652

		936,325
ENGINEERING & CONSTRUCTION—0.32%
ABB Ltd. ADR	10,424	155,526
Chicago Bridge & Iron Co. NV NYS	500	12,280
Dycom Industries Inc.(1)	370	8,625
EMCOR Group Inc.(1)	199	11,771
Empresas ICA Sociedad Controladora SA de CV Sponsored ADR(1)	245	10,079
Fluor Corp.	450	35,293
Granite Construction Inc.	229	11,931
Grupo Aeroportuario del Sureste SA de CV ADR	200	7,586
Jacobs Engineering Group Inc.(1)	323	24,399
McDermott International Inc.(1)	532	23,780
Shaw Group Inc. (The)(1)	398	10,571
URS Corp.(1)	346	13,982

		325,823
ENTERTAINMENT—0.11%
DreamWorks Animation SKG Inc. Class A(1)	225	5,951
International Game Technology Inc.	1,800	76,518
Pinnacle Entertainment Inc.(1)	274	8,291
Regal Entertainment Group Class A	200	4,146
Speedway Motorsports Inc.	152	5,726
Vail Resorts Inc.(1)	199	7,691

		108,323
ENVIRONMENTAL CONTROL—0.17%
Aleris International Inc.(1)	201	10,354
Mine Safety Appliances Co.	174	6,581
Nalco Holding Co.(1)	350	7,080
Republic Services Inc.	625	25,631
Waste Connections Inc.(1)	225	9,155
Waste Management Inc.	2,951	110,603

		169,404
FOOD—1.81%
Cadbury Schweppes PLC ADR	2,726	110,648
Campbell Soup Co.	1,325	49,528
ConAgra Foods Inc.	2,775	72,566
Corn Products International Inc.	350	12,666
Dean Foods Co.(1)	800	33,512
Del Monte Foods Co.	1,025	11,060
Distribucion y Servicio D&S SA ADR	224	4,180
Flowers Foods Inc.	348	9,455
General Mills Inc.	1,800	102,276
Groupe Danone ADR	6,450	202,465
Gruma SA de CV ADR	175	2,287
Heinz (H.J.) Co.	1,726	72,768
Hershey Co. (The)	900	47,619

Hormel Foods Corp.	375	13,541
Kellogg Co.	1,032	51,920
Koninklijke Ahold NV ADR(1)	8,000	84,240
Kraft Foods Inc.	1,274	43,826
Kroger Co.	3,580	80,514
McCormick & Co. Inc. NVS	625	23,375
Pilgrim’s Pride Corp.	245	6,120
Ralcorp Holdings Inc.(1)	150	7,417
Ruddick Corp.	200	5,640
Safeway Inc.	2,275	66,794
Sara Lee Corp.	4,075	69,682
Smithfield Foods Inc.(1)	450	12,096
Smucker (J.M.) Co. (The)	275	13,475
SUPERVALU Inc.	1,000	33,400
Sysco Corp.	3,299	115,399
Tootsie Roll Industries Inc.	126	4,004
TreeHouse Foods Inc.(1)	350	8,876
Tyson Foods Inc. Class A	1,200	17,340
Unilever NV NYS	8,972	217,122
Unilever PLC ADR	6,723	163,234
Weis Markets Inc.	50	2,030
Wimm-Bill-Dann Foods OJSC ADR	176	7,418
Wrigley (William Jr.) Co.	827	42,963

		1,821,456
FOOD SERVICE—0.03%
Sodexho Alliance SA ADR	549	29,399

		29,399
FOREST PRODUCTS & PAPER—0.47%
Aracruz Celulose SA ADR	225	12,379
Bowater Inc.	444	9,284
Buckeye Technologies Inc.(1)	175	1,818
Deltic Timber Corp.	175	8,909
Domtar Inc.(1)	1,851	12,124
Glatfelter Co.	150	2,196
International Paper Co.	2,474	82,508
Louisiana-Pacific Corp.	500	9,890
MeadWestvaco Corp.	1,250	34,400
Neenah Paper Inc.	75	2,762
Plum Creek Timber Co. Inc.	950	34,143
Potlatch Corp.	223	9,054
Rayonier Inc.	375	15,371
Rock-Tenn Co. Class A	125	2,580
Sappi Ltd. ADR	1,075	15,222
Schweitzer-Mauduit International Inc.	75	1,729
Stora Enso OYJ ADR	3,300	53,229
Temple-Inland Inc.	550	21,692
UPM-Kymmene OYJ ADR	2,700	68,580
Wausau Paper Corp.	250	3,390
Weyerhaeuser Co.	1,074	68,296

		469,556
GAS—0.29%
AGL Resources Inc.	300	11,250
Atmos Energy Corp.	377	11,585
Energen Corp.	350	14,987
KeySpan Corp.	825	33,478
Laclede Group Inc. (The)	172	6,128
New Jersey Resources Corp.	324	16,803
Nicor Inc.	150	6,894
NiSource Inc.	1,350	31,414
Northwest Natural Gas Co.	375	15,514

Peoples Energy Corp.	200	8,738
Piedmont Natural Gas Co.	350	9,450
Sempra Energy	1,101	58,397
South Jersey Industries Inc.	398	12,310
Southern Union Co.	552	15,279
Southwest Gas Corp.	300	10,764
UGI Corp.	500	13,250
Vectren Corp.	400	11,624
WGL Holdings Inc.	250	8,112

		295,977
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	150	4,812
Black & Decker Corp.	400	33,552
Kennametal Inc.	175	10,799
Nidec Corp. ADR	2,522	48,649
Snap-On Inc.	275	12,933
Stanley Works (The)	425	20,251

		130,996
HEALTH CARE-PRODUCTS—2.25%
Advanced Medical Optics Inc.(1)	373	15,237
Alcon Inc.	420	44,554
Bard (C.R.) Inc.	550	45,078
Bausch & Lomb Inc.	179	9,584
Baxter International Inc.	3,125	143,656
Beckman Coulter Inc.	325	18,710
Becton, Dickinson & Co.	1,200	84,036
Boston Scientific Corp.(1)	5,697	90,639
Cantel Medical Corp.(1)	96	1,380
Cooper Companies Inc.	179	10,316
DJO Inc.(1)	100	4,023
Edwards Lifesciences Corp.(1)	300	12,879
Fresenius Medical Care AG & Co. KGaA	955	42,383
Haemonetics Corp.(1)	125	5,700
Hillenbrand Industries Inc.	318	18,660
Johnson & Johnson	15,019	1,012,281
Kinetic Concepts Inc.(1)	331	11,506
Luxottica Group SpA ADR	778	23,885
Medtronic Inc.	6,154	299,577
Mentor Corp.	200	9,360
Oakley Inc.	125	2,322
ResMed Inc.(1)	350	15,396
Smith & Nephew PLC ADR	975	47,473
St. Jude Medical Inc.(1)	1,854	63,685
Steris Corp.	350	8,529
Stryker Corp.	1,449	75,768
Varian Medical Systems Inc.(1)	700	38,402
Viasys Healthcare Inc.(1)	401	11,489
West Pharmaceutical Services Inc.	150	6,306
Zimmer Holdings Inc.(1)	1,250	90,012

		2,262,826
HEALTH CARE-SERVICES—1.25%
Aetna Inc.	3,028	124,814
AMERIGROUP Corp.(1)	250	7,490
Centene Corp.(1)	24	566
Community Health Systems Inc.(1)	701	22,747
Covance Inc.(1)	325	19,012
Coventry Health Care Inc.(1)	823	38,640
DaVita Inc.(1)	500	27,815
Extendicare Inc. Class A	374	8,434
HCA Inc.	2,152	108,719

Health Management Associates Inc. Class A	1,250	24,625
Health Net Inc.(1)	575	23,868
Humana Inc.(1)	825	49,500
Laboratory Corp. of America Holdings(1)	550	37,669
Manor Care Inc.	450	21,595
MDS Inc.	725	12,680
Molina Healthcare Inc.(1)	75	2,942
Pediatrix Medical Group Inc.(1)	250	11,232
Quest Diagnostics Inc.	800	39,792
Sierra Health Services Inc.(1)	346	11,847
Sunrise Senior Living Inc.(1)	200	6,242
Tenet Healthcare Corp.(1)	2,693	19,013
Triad Hospitals Inc.(1)	597	22,107
UnitedHealth Group Inc.	6,980	340,484
Universal Health Services Inc. Class B	250	13,237
WellPoint Inc.(1)	3,410	260,251

		1,255,321
HOLDING COMPANIES-DIVERSIFIED—0.65%
Berkshire Hathaway Inc. Class B(1)	170	597,550
Leucadia National Corp.	800	21,096
Quinenco SA ADR	425	5,525
Tomkins PLC ADR	1,000	18,780
Walter Industries Inc.	275	12,785

		655,736
HOME BUILDERS—0.29%
Beazer Homes USA Inc.	272	11,788
Brookfield Homes Corp.(2)	202	6,555
Centex Corp.	682	35,669
Champion Enterprises Inc.(1)	368	3,408
Fleetwood Enterprises Inc.(1)	1,247	8,904
Horton (D.R.) Inc.	1,598	37,441
KB Home	498	22,380
Lennar Corp. Class A	703	33,378
M.D.C. Holdings Inc.	247	12,315
Meritage Homes Corp.(1)	244	11,170
Monaco Coach Corp.	449	5,361
Pulte Homes Inc.	1,223	37,901
Standard-Pacific Corp.	619	14,998
Thor Industries Inc.	200	8,764
Toll Brothers Inc.(1)	971	28,072
Winnebago Industries Inc.(2)	297	9,887

		287,991
HOME FURNISHINGS—0.57%
Ethan Allen Interiors Inc.	200	7,124
Furniture Brands International Inc.	275	5,115
Harman International Industries Inc.	350	35,822
La-Z-Boy Inc.(2)	404	4,949
Matsushita Electric Industrial Co. Ltd. ADR	12,323	256,318
Sony Corp. ADR	5,125	210,022
Thomson SA ADR	1,477	25,611
Whirlpool Corp.	325	28,252

		573,213
HOUSEHOLD PRODUCTS & WARES—0.39%
ACCO Brands Corp.(1)	450	10,935
American Greetings Corp. Class A	325	7,771
Avery Dennison Corp.	500	31,570
Blyth Inc.	175	4,186
Church & Dwight Co. Inc.	473	19,190
Clorox Co. (The)	826	53,327

Ennis Inc.	250	5,742
Fortune Brands Inc.	750	57,712
Harland (John H.) Co.	150	6,133
Jarden Corp.(1)	272	9,787
Kimberly-Clark Corp.	2,397	159,448
Playtex Products Inc.(1)	200	2,788
Scotts Miracle-Gro Co. (The) Class A	200	9,892
Tupperware Brands Corp.	402	8,534
Yankee Candle Co. Inc. (The)	275	9,309

		396,324
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	1,425	41,011
Toro Co. (The)	250	10,790

		51,801
INSURANCE—5.42%
ACE Ltd.	1,570	89,882
Aegon NV ADR	7,300	134,101
AFLAC Inc.	2,575	115,669
Alleghany Corp.(1)	25	7,644
Allianz SE ADR	21,290	395,781
Allstate Corp. (The)	3,401	208,685
Ambac Financial Group Inc.	550	45,919
American Financial Group Inc.	299	14,310
American International Group Inc.	11,651	782,598
AmerUs Group Co.	200	13,696
Aon Corp.	1,425	49,576
Aspen Insurance Holdings Ltd.	299	7,421
Assurant Inc.	529	27,857
Assured Guaranty Ltd.	375	9,439
AXA ADR	8,645	329,547
Axis Capital Holdings Ltd.	625	20,531
Berkley (W.R.) Corp.	854	31,478
Brown & Brown Inc.	600	17,556
China Life Insurance Co. Ltd. ADR	975	82,417
Chubb Corp.	2,190	116,398
CIGNA Corp.	700	81,886
CNA Financial Corp.(1)	150	5,617
Commerce Group Inc.	300	8,880
Conseco Inc.(1)	875	17,797
Delphi Financial Group Inc. Class A	225	8,831
Endurance Specialty Holdings Ltd.	301	10,731
Everest Re Group Ltd.	275	27,274
FBL Financial Group Inc. Class A	150	5,302
Fidelity National Financial Inc.	775	17,283
Fidelity National Financial Inc.	939	20,667
First American Corp.	350	14,291
Gallagher (Arthur J.) & Co.	475	13,229
Genworth Financial Inc. Class A	2,170	72,565
Hanover Insurance Group Inc. (The)	275	12,471
Hartford Financial Services Group Inc. (The)	1,578	137,554
HCC Insurance Holdings Inc.	529	17,806
Hilb, Rogal & Hobbs Co.	150	5,988
Horace Mann Educators Corp.	225	4,532
Hub International Ltd.	150	4,499
ING Groep NV ADR	10,381	460,190
Kingsway Financial Services Inc.	300	6,900
LandAmerica Financial Group Inc.	100	6,309
Lincoln National Corp.	1,527	96,674
Loews Corp.	1,947	75,777
Manulife Financial Corp.	8,327	270,045
Markel Corp.(1)	50	19,975

Marsh & McLennan Companies Inc.	2,606	76,721
MBIA Inc.	750	46,515
Mercury General Corp.	125	6,471
MetLife Inc.	2,024	115,631
MGIC Investment Corp.	500	29,380
Nationwide Financial Services Inc.	300	15,276
Old Republic International Corp.	1,097	24,715
PartnerRe Ltd.	275	19,228
Penn Treaty American Corp.(1)	800	5,848
Phoenix Companies Inc.	475	7,524
Platinum Underwriters Holdings Ltd.	318	9,495
PMI Group Inc. (The)	450	19,193
Principal Financial Group Inc.	1,550	87,560
ProAssurance Corp.(1)	198	9,643
Progressive Corp. (The)	3,700	89,429
Protective Life Corp.	325	14,381
Prudential Financial Inc.	2,550	196,172
Prudential PLC ADR	6,145	151,720
Radian Group Inc.	475	25,318
Reinsurance Group of America Inc.	125	7,050
RenaissanceRe Holdings Ltd.	382	20,781
RLI Corp.	100	5,421
SCOR ADR	6,375	15,938
Scottish Re Group Ltd.	72	823
St. Paul Travelers Companies Inc.	3,457	176,756
StanCorp Financial Group Inc.	300	13,707
Stewart Information Services Corp.	76	2,817
Sun Life Financial Services of Canada Inc.	3,025	127,201
Torchmark Corp.	523	32,259
Transatlantic Holdings Inc.	125	7,618
21st Century Insurance Group	125	1,972
Unitrin Inc.	225	9,659
UnumProvident Corp.	1,375	27,198
White Mountains Insurance Group Ltd.	49	27,820
Willis Group Holdings Ltd.	750	28,523
XL Capital Ltd. Class A	803	56,652
Zenith National Insurance Corp.	148	6,885

		5,442,878
INTERNET—0.02%
McAfee Inc.(1)	825	23,867

		23,867
IRON & STEEL—0.57%
AK Steel Holding Corp.(1)	1,100	16,423
Allegheny Technologies Inc.	452	35,586
Carpenter Technology Corp.	150	16,049
Cleveland-Cliffs Inc.	298	12,602
Companhia Siderurgica Nacional SA ADR	800	24,936
IPSCO Inc.	250	22,860
Mittal Steel Co. NV Class A NYS	3,454	147,659
Nucor Corp.	1,498	87,498
Oregon Steel Mills Inc.(1)	400	21,760
POSCO ADR	1,798	126,795
Reliance Steel & Aluminum Co.	300	10,305
Ryerson Inc.	125	3,013
United States Steel Corp.	649	43,872

		569,358
LEISURE TIME—0.30%
Brunswick Corp.	450	14,175
Carnival Corp.	2,147	104,817
Harley-Davidson Inc.	1,575	108,092

K2 Inc.(1)	518	7,076
Nautilus Inc.(2)	480	6,782
Polaris Industries Inc.	225	9,635
Royal Caribbean Cruises Ltd.	650	26,325
Sabre Holdings Corp.	725	18,430
WMS Industries Inc.(1)	194	6,854

		302,186
LODGING—0.46%
Aztar Corp.(1)	175	9,375
Boyd Gaming Corp.	273	10,775
Choice Hotels International Inc.	200	8,384
Four Seasons Hotels Inc.	147	9,429
Gaylord Entertainment Co.(1)	275	12,799
Harrah’s Entertainment Inc.	899	66,823
Hilton Hotels Corp.	1,950	56,394
InterContinental Hotels Group PLC ADR	2,168	42,189
Las Vegas Sands Corp.(1)	653	49,759
Marcus Corp.	100	2,499
Marriott International Inc. Class A	1,900	79,363
MGM Mirage(1)	650	27,963
Orient-Express Hotels Ltd.	249	9,823
Starwood Hotels & Resorts Worldwide Inc.	1,076	64,280
Station Casinos Inc.	275	16,583

		466,438
MACHINERY—0.63%
AGCO Corp.(1)	400	10,700
Albany International Corp. Class A	125	4,201
Applied Industrial Technologies Inc.	225	6,467
Cascade Corp.	100	5,120
Caterpillar Inc.	3,450	209,450
CNH Global NV	100	2,668
Cummins Inc.	175	22,222
Deere & Co.	1,275	108,541
Flowserve Corp.(1)	275	14,575
Gardner Denver Inc.(1)	302	10,265
Graco Inc.	375	15,285
IDEX Corp.	225	10,553
JLG Industries Inc.	598	16,535
Kadant Inc.(1)	75	2,048
Kubota Corp. ADR	1,275	55,667
Manitowoc Co. Inc. (The)	347	19,043
Metso OYJ ADR	626	27,106
NACCO Industries Inc.	25	3,765
Pfeiffer Vacuum Technology AG ADR	50	3,385
Rockwell Automation Inc.	850	52,700
Terex Corp.(1)	500	25,880
Wabtec Corp.	200	6,278

		632,454
MANUFACTURING—3.93%
Acuity Brands Inc.	225	11,147
Ameron International Corp.	124	9,083
AptarGroup Inc.	175	9,609
Barnes Group Inc.	200	4,010
Blount International Inc.(1)	150	1,643
Brink’s Co. (The)	275	14,435
Carlisle Companies Inc.	150	12,554
CLARCOR Inc.	250	8,145
Cooper Industries Ltd.	474	42,399
Crane Co.	300	11,682
Danaher Corp.	1,274	91,435

Donaldson Co. Inc.	400	15,020
Dover Corp.	1,050	49,875
Eastman Kodak Co.	1,475	35,990
Eaton Corp.	775	56,133
EnPro Industries Inc.(1)	100	3,200
ESCO Technologies Inc.(1)	150	6,513
Federal Signal Corp.	375	5,723
General Electric Co.	53,924	1,893,272
Griffon Corp.(1)	150	3,689
Harsco Corp.	200	16,326
Hexcel Corp.(1)	794	12,855
Honeywell International Inc.	4,049	170,544
Illinois Tool Works Inc.	2,546	122,030
Ingersoll-Rand Co. Class A	1,750	64,243
ITT Industries Inc.	950	51,671
Jacuzzi Brands Inc.(1)	1,022	12,663
Leggett & Platt Inc.	1,000	23,350
Myers Industries Inc.	150	2,718
Pall Corp.	650	20,735
Parker Hannifin Corp.	625	52,269
Pentair Inc.	500	16,470
Roper Industries Inc.	550	26,318
Siemens AG ADR	4,249	381,603
Smith (A.O.) Corp.	100	3,516
SPX Corp.	450	25,884
Teleflex Inc.	175	10,885
Textron Inc.	600	54,558
3M Co.	3,524	277,832
Tredegar Corp.	125	2,180
Trinity Industries Inc.	400	14,424
Tyco International Ltd.	10,376	305,366

		3,953,997
MEDIA—2.44%
Belo Corp.	500	8,760
British Sky Broadcasting Group PLC ADR	1,625	67,779
Cablevision Systems Corp.	1,318	36,627
CanWest Global Communications Corp.(1)	150	1,466
CBS Corp. Class B	3,624	104,879
Clear Channel Communications Inc.	2,749	95,803
Corus Entertainment Inc. Class B	200	7,528
Cox Radio Inc. Class A(1)	200	3,368
DIRECTV Group Inc. (The)(1)	4,700	104,716
Dow Jones & Co. Inc.	200	7,018
Entercom Communications Corp.	200	5,534
Entravision Communications Corp.(1)	526	3,861
Gannett Co. Inc.	1,298	76,764
Grupo Televisa SA ADR	2,378	58,689
Hearst-Argyle Television Inc.	150	3,780
Lee Enterprises Inc.	175	4,993
McClatchy Co. (The) Class A	376	16,300
McGraw-Hill Companies Inc. (The)	1,926	123,591
Meredith Corp.	200	10,500
New York Times Co. Class A(2)	775	18,732
News Corp. Class A	10,649	222,032
News Corp. Class B	3,300	71,742
Pearson PLC ADR	4,125	60,844
PRIMEDIA Inc.(1)	4,203	7,103
Readers Digest Association Inc. (The)	450	6,471
Reed Elsevier NV ADR	1,700	57,800
Reed Elsevier PLC ADR	1,650	74,762
Rogers Communications Inc. Class B	1,249	74,715
Scripps (E.W.) Co. Class A	400	19,784

Shaw Communications Inc. Class B	1,025	33,610
Time Warner Inc.	23,153	463,292
Tribune Co.	1,075	35,830
Univision Communications Inc. Class A(1)	1,326	46,490
Viacom Inc. Class B(1)	3,624	141,046
Walt Disney Co. (The)	10,507	330,550
Washington Post Co. (The) Class B	48	36,149
Wiley (John) & Sons Inc. Class A	200	7,060

		2,449,968
METAL FABRICATE & HARDWARE—0.12%
CIRCOR International Inc.	75	2,473
Commercial Metals Co.	500	13,305
Kaydon Corp.	375	15,675
Mueller Industries Inc.	175	6,417
NS Group Inc.(1)	151	9,869
Precision Castparts Corp.	650	44,239
Quanex Corp.	255	8,545
Timken Co. (The)	350	10,518
Valmont Industries Inc.	75	4,185
Worthington Industries Inc.	350	6,048

		121,274
MINING—2.17%
Agnico-Eagle Mines Ltd.	579	21,406
Alcan Inc.	2,075	97,753
Alcoa Inc.	4,374	126,452
Alumina Ltd. ADR	1,500	31,290
Aluminum Corp. of China Ltd. ADR	592	10,467
AMCOL International Corp.	125	3,289
AngloGold Ashanti Ltd. ADR	773	32,907
Barrick Gold Corp.	4,502	139,562
BHP Billiton Ltd. ADR	9,623	409,651
BHP Billiton PLC ADR	6,375	247,988
Cameco Corp.	1,800	63,234
Companhia Vale do Rio Doce ADR	3,150	80,136
Compania de Minas Buenaventura SA ADR	625	16,156
Compass Minerals International Inc.	222	6,871
Corus Group PLC	2,275	40,495
Freeport-McMoRan Copper & Gold Inc.	907	54,855
Glamis Gold Ltd.(1)	823	36,294
Gold Fields Ltd. ADR	1,850	31,006
Goldcorp Inc.	1,807	47,488
Harmony Gold Mining Co. Ltd. ADR(1)	1,730	26,884
Hecla Mining Co.(1)	1,481	9,641
Kinross Gold Corp.(1)	1,775	23,430
Meridian Gold Inc.(1)	800	20,248
Newmont Mining Corp.	2,224	100,680
Novelis Inc.	374	9,387
Phelps Dodge Corp.	1,026	102,990
Rio Tinto PLC ADR	1,379	305,297
RTI International Metals Inc.(1)	144	8,830
Southern Copper Corp.(2)	398	20,449
Stillwater Mining Co.(1)	900	9,675
USEC Inc.	575	6,417
Vulcan Materials Co.	496	40,414

		2,181,642
OFFICE & BUSINESS EQUIPMENT—0.48%
Canon Inc. ADR	6,378	340,521
IKON Office Solutions Inc.	750	11,183
Pitney Bowes Inc.	1,200	56,052
Xerox Corp.(1)	4,649	79,033

		486,789

OFFICE FURNISHINGS—0.02%
HNI Corp.	250	11,243
Steelcase Inc. Class A	225	3,728

		14,971
OIL & GAS—11.08%
Anadarko Petroleum Corp.	2,398	111,315
Apache Corp.	1,650	107,778
Atwood Oceanics Inc.(1)	398	18,388
Berry Petroleum Co. Class A	200	5,970
BG Group PLC ADR	3,697	245,666
BP PLC ADR	17,522	1,175,726
Cabot Oil & Gas Corp.	274	14,497
Canadian Natural Resources Ltd.	2,800	146,020
Chesapeake Energy Corp.	1,825	59,203
Chevron Corp.	11,575	777,840
China Petroleum & Chemical Corp. ADR	845	58,618
Cimarex Energy Co.	323	11,634
CNOOC Ltd. ADR	575	48,197
Comstock Resources Inc.(1)	175	4,883
ConocoPhillips	7,874	474,330
Denbury Resources Inc.(1)	550	15,807
Devon Energy Corp.	2,349	157,007
Diamond Offshore Drilling Inc.	325	22,500
EnCana Corp.	4,704	223,393
Encore Acquisition Co.(1)	348	8,714
Energy Partners Ltd.(1)	355	8,673
ENI-Ente Nazionale Idrocarburi SpA ADR	6,457	392,004
ENSCO International Inc.	775	37,952
EOG Resources Inc.	1,200	79,836
Exxon Mobil Corp.	31,403	2,242,802
Forest Oil Corp.(1)	275	8,976
Frontier Oil Corp.	602	17,699
Giant Industries Inc.(1)	101	8,179
GlobalSantaFe Corp.	1,270	65,913
Harvest Natural Resources Inc.(1)	175	1,944
Helmerich & Payne Inc.	500	11,975
Hess Corp.	1,275	54,060
Houston Exploration Co.(1)	175	9,478
Marathon Oil Corp.	1,825	157,680
Mariner Energy Inc.(1)	449	8,899
McMoRan Exploration Co.(1)	400	6,048
Murphy Oil Corp.	900	42,444
Nabors Industries Ltd.(1)	1,600	49,408
Newfield Exploration Co.(1)	596	24,311
Nexen Inc.	1,354	72,195
Noble Corp.	699	49,000
Noble Energy Inc.	827	40,217
Norsk Hydro ASA ADR	3,870	89,591
Occidental Petroleum Corp.	4,242	199,119
Parker Drilling Co.(1)	723	5,921
Penn Virginia Corp.	100	7,155
Petro-Canada	2,652	112,949
PetroChina Co. Ltd. ADR	950	104,871
Petroleo Brasileiro SA ADR	1,450	128,702
Pioneer Natural Resources Co.	799	32,543
Plains Exploration & Production Co.(1)	425	17,973
Pogo Producing Co.	300	13,425
Pride International Inc.(1)	773	21,343
Quicksilver Resources Inc.(1)	355	12,169
Range Resources Corp.	674	18,299

Repsol YPF SA ADR	5,043	168,688
Rowan Companies Inc.	550	18,359
Royal Dutch Shell PLC Class A ADR	10,171	708,105
Royal Dutch Shell PLC Class B ADR	7,150	514,800
Sasol Ltd. ADR	2,451	83,849
Southwestern Energy Co.(1)	871	30,990
St. Mary Land & Exploration Co.	300	11,187
Statoil ASA ADR	3,355	85,083
Stone Energy Corp.(1)	274	10,678
Suncor Energy Inc.	2,374	181,967
Sunoco Inc.	800	52,904
Swift Energy Co.(1)	150	7,008
Talisman Energy Inc.	5,850	96,584
Tesoro Corp.	373	23,850
TODCO(1)	216	7,372
Total SA ADR	11,902	811,002
Transocean Inc.(1)	1,674	121,432
Unit Corp.(1)	200	9,278
Valero Energy Corp.	3,145	164,578
Whiting Petroleum Corp.(1)	176	7,851
XTO Energy Inc.	1,825	85,155
Yacimientos Petroliferos Fiscales SA ADR	2,025	94,730

		11,136,689
OIL & GAS SERVICES—1.26%
Baker Hughes Inc.	1,748	120,699
BJ Services Co.	1,650	49,764
Cameron International Corp.(1)	550	27,555
Compagnie Generale de Geophysique SA ADR	430	14,637
Core Laboratories NV(1)	150	10,934
Dril-Quip Inc.(1)	350	13,783
FMC Technologies Inc.(1)	350	21,158
Grant Prideco Inc.(1)	696	26,288
Halliburton Co.	5,256	170,032
Hanover Compressor Co.(1)	544	10,075
Helix Energy Solutions Group Inc.(1)	305	9,852
Input/Output Inc.(1)	1,174	13,161
Lone Star Technologies Inc.(1)	150	7,242
National Oilwell Varco Inc.(1)	900	54,360
Newpark Resources Inc.(1)	721	4,239
Oceaneering International Inc.(1)	250	8,998
Oil States International Inc.(1)	225	6,534
Petroleum Geo-Services ASA ADR(1)	225	13,120
RPC Inc.	222	4,822
Schlumberger Ltd.	6,073	383,085
SEACOR Holdings Inc.(1)	100	8,948
Smith International Inc.	1,050	41,454
Superior Energy Services Inc.(1)	423	13,240
Technip SA ADR	604	36,572
Tenaris SA ADR	1,375	53,061
Tetra Technologies Inc.(1)	394	10,205
Tidewater Inc.	275	13,676
Universal Compression Holdings Inc.(1)	151	9,099
Veritas DGC Inc.(1)	324	23,331
Weatherford International Ltd.(1)	1,803	74,067
W-H Energy Services Inc.(1)	249	11,661
Willbros Group Inc.(1)(2)	331	5,081

		1,270,733
PACKAGING & CONTAINERS—0.16%
Ball Corp.	525	21,835
Bemis Co. Inc.	550	18,491
Chesapeake Corp.	330	5,118

Crown Holdings Inc.(1)	850	16,524
Greif Inc. Class A	50	4,686
Owens-Illinois Inc.(1)	825	13,695
Packaging Corp. of America	325	7,465
Pactiv Corp.(1)	800	24,672
Sealed Air Corp.	450	26,784
Sonoco Products Co.	500	17,740

		157,010
PHARMACEUTICALS—6.32%
Abbott Laboratories	7,875	374,141
Allergan Inc.	771	89,051
Alpharma Inc. Class A	549	12,116
Altana AG ADR	350	19,513
AmerisourceBergen Corp.	1,150	54,280
AstraZeneca PLC ADR	8,072	473,826
Barr Pharmaceuticals Inc.(1)	498	26,080
Bristol-Myers Squibb Co.	10,074	249,332
Cardinal Health Inc.	2,199	143,925
Caremark Rx Inc.	2,350	115,691
Dr. Reddy’s Laboratories Ltd. ADR	600	10,080
Elan Corp. PLC ADR(1)	2,354	34,086
Forest Laboratories Inc.(1)	1,876	91,811
GlaxoSmithKline PLC ADR	15,129	805,619
Hospira Inc.(1)	800	29,080
K-V Pharmaceutical Co. Class A(1)	374	8,348
Lilly (Eli) & Co.	4,923	275,737
Medco Health Solutions Inc.(1)	1,556	83,246
Medicis Pharmaceutical Corp. Class A	344	12,054
Merck & Co. Inc.	11,274	512,065
Mylan Laboratories Inc.	1,425	29,213
NBTY Inc.(1)	450	12,519
Novartis AG ADR	11,729	712,302
Novo-Nordisk A/S ADR	1,300	97,760
Omnicare Inc.	600	22,728
Pfizer Inc.	38,151	1,016,724
Sanofi-Aventis ADR	10,805	461,265
Schering-Plough Corp.	7,575	167,711
Serono SA ADR	1,450	31,596
Valeant Pharmaceuticals International	551	10,293
Watson Pharmaceuticals Inc.(1)	600	16,146
Wyeth	6,874	350,780

		6,349,118
PIPELINES—0.42%
El Paso Corp.	3,625	49,663
Enbridge Inc.	1,674	56,749
Equitable Resources Inc.	650	26,338
Kinder Morgan Inc.	547	57,490
National Fuel Gas Co.	400	14,960
ONEOK Inc.	500	20,815
Questar Corp.	473	38,540
TransCanada Corp.	2,500	80,900
Transportadora de Gas del Sur SA ADR(1)	300	1,767
Williams Companies Inc.	3,001	73,314

		420,536
REAL ESTATE—0.22%
Brookfield Asset Management Inc. Class A	2,032	90,505
Brookfield Properties Corp.	723	27,394
CB Richard Ellis Group Inc. Class A(1)	282	8,468
Forest City Enterprises Inc. Class A	300	16,470
Jones Lang LaSalle Inc.	180	16,560

MI Developments Inc. Class A	296	10,715
Realogy Corp.(1)	1,324	34,133
Trammell Crow Co.(1)	246	11,993

		216,238
REAL ESTATE INVESTMENT TRUSTS—1.96%
Affordable Residential Communities Inc.(1)	651	7,148
Alexandria Real Estate Equities Inc.	100	9,970
AMB Property Corp.	425	24,824
American Financial Realty Trust	1,821	21,251
American Home Mortgage Investment Corp.	303	10,354
Annaly Capital Management Inc.	1,082	14,196
Anthracite Capital Inc.	225	3,222
Anworth Mortgage Asset Corp.	727	6,601
Apartment Investment & Management Co. Class A	575	32,959
Archstone-Smith Trust	956	57,561
AvalonBay Communities Inc.	375	49,148
Boston Properties Inc.	550	58,757
Brandywine Realty Trust	425	14,178
BRE Properties Inc. Class A	250	16,575
Camden Property Trust	275	22,198
Capital Lease Funding Inc.	600	7,068
CapitalSource Inc.	673	18,669
CBL & Associates Properties Inc.	498	21,778
CentraCore Properties Trust	197	6,383
Colonial Properties Trust	199	10,028
Corporate Office Properties Trust	301	14,385
Cousins Properties Inc.	200	7,154
Crescent Real Estate Equities Co.	475	10,355
Developers Diversified Realty Corp.	496	30,206
Duke Realty Corp.	650	26,039
EastGroup Properties Inc.	250	13,308
Entertainment Properties Trust	175	9,625
Equity Inns Inc.	552	9,263
Equity Lifestyle Properties Inc.	299	14,732
Equity Office Properties Trust	2,075	88,188
Equity One Inc.	200	5,024
Equity Residential	1,425	77,819
Essex Property Trust Inc.	100	13,328
Federal Realty Investment Trust	250	20,038
FelCor Lodging Trust Inc.	480	9,965
First Industrial Realty Trust Inc.	200	9,194
First Potomac Realty Trust	451	13,954
General Growth Properties Inc.	1,198	62,176
Getty Realty Corp.	247	7,904
Glenborough Realty Trust Inc.	198	5,144
Glimcher Realty Trust	425	10,948
Health Care Property Investors Inc.	675	21,195
Health Care REIT Inc.	300	12,384
Healthcare Realty Trust Inc.	225	9,113
Highland Hospitality Corp.	545	7,532
Highwoods Properties Inc.	275	10,505
Home Properties Inc.	300	18,951
Hospitality Properties Trust	325	15,750
Host Hotels & Resorts Inc.	2,246	51,793
HRPT Properties Trust	900	10,710
Inland Real Estate Corp.	425	7,943
Innkeepers USA Trust	375	6,431
iStar Financial Inc.	525	24,323
Kilroy Realty Corp.	150	11,300
Kimco Realty Corp.	1,043	46,343
LaSalle Hotel Properties	398	16,816

Lexington Corporate Properties Trust	252	5,368
Liberty Property Trust	400	19,280
Longview Fibre Co.	347	7,308
Macerich Co. (The)	300	24,105
Mack-Cali Realty Corp.	300	15,870
Maguire Properties Inc.	450	19,242
MFA Mortgage Investments Inc.	969	7,674
Mid-America Apartment Communities Inc.	324	20,623
National Health Investors Inc.	200	6,428
National Retail Properties Inc.	250	5,618
Nationwide Health Properties Inc.	325	9,341
New Century Financial Corp.	450	17,721
New Plan Excel Realty Trust Inc.	500	14,400
Newcastle Investment Corp.	374	11,097
NovaStar Financial Inc.(2)	250	7,980
Omega Healthcare Investors Inc.	677	11,428
Parkway Properties Inc.	324	15,986
Pennsylvania Real Estate Investment Trust	374	16,119
Post Properties Inc.	200	9,796
ProLogis	1,252	79,214
Public Storage Inc.	633	56,786
RAIT Investment Trust	426	12,806
Ramco-Gershenson Properties Trust	181	5,939
Realty Income Corp.	400	10,560
Reckson Associates Realty Corp.	346	15,266
Redwood Trust Inc.	224	12,313
Regency Centers Corp.	275	19,844
Saul Centers Inc.	149	7,241
Senior Housing Properties Trust	250	5,733
Simon Property Group Inc.	1,076	104,480
SL Green Realty Corp.	223	26,994
Sovran Self Storage Inc.	200	11,796
Sun Communities Inc.	353	12,351
Tanger Factory Outlet Centers Inc.	425	15,853
Taubman Centers Inc.	250	11,725
Thornburg Mortgage Inc.	503	12,917
Trustreet Properties Inc.	548	9,300
United Dominion Realty Trust Inc.	625	20,231
Universal Health Realty Income Trust	322	12,529
Ventas Inc.	526	20,503
Vornado Realty Trust	603	71,908
Washington Real Estate Investment Trust	225	9,484
Weingarten Realty Investors	375	17,438

		1,971,301
RETAIL—3.82%
Abercrombie & Fitch Co. Class A	500	38,325
Advance Auto Parts Inc.	296	10,366
Aeropostale Inc.(1)	357	10,464
AnnTaylor Stores Corp.(1)	350	15,407
AutoNation Inc.(1)	1,050	21,053
AutoZone Inc.(1)	350	39,200
Barnes & Noble Inc.	275	11,360
Best Buy Co. Inc.	2,073	114,533
Big Lots Inc.(1)	600	12,648
BJ’s Wholesale Club Inc.(1)	350	10,028
Borders Group Inc.	400	8,236
Brinker International Inc.	500	23,215
Buckle Inc. (The)	50	1,979
CarMax Inc.(1)	674	29,858
Cash America International Inc.	202	8,349
Cato Corp. Class A	150	3,434
CEC Entertainment Inc.(1)	200	6,894

Chico’s FAS Inc.(1)	979	23,427
Christopher & Banks Corp.	200	5,398
Circuit City Stores Inc.	975	26,306
CKE Restaurants Inc.	250	4,885
Claire’s Stores Inc.	425	12,049
CSK Auto Corp.(1)	373	5,819
CVS Corp.	4,050	127,089
Darden Restaurants Inc.	775	32,473
Delhaize Group ADR	475	38,309
Dick’s Sporting Goods Inc.(1)	150	7,464
Dillard’s Inc. Class A	350	10,560
Family Dollar Stores Inc.	850	25,033
Federated Department Stores Inc.	2,796	122,772
Foot Locker Inc.	750	17,393
GameStop Corp. Class A(1)	100	5,106
GameStop Corp. Class B(1)	148	7,363
Gap Inc. (The)	3,375	70,943
Genesco Inc.(1)	100	3,757
Group 1 Automotive Inc.	100	5,731
Home Depot Inc.	11,051	412,534
IHOP Corp.	100	5,217
Jack in the Box Inc.(1)	200	11,222
Kenneth Cole Productions Inc. Class A	224	5,696
Kohl’s Corp.(1)	1,575	111,195
Landry’s Restaurants Inc.	125	3,663
Limited Brands Inc.	1,925	56,730
Lithia Motors Inc. Class A	171	4,361
Longs Drug Stores Corp.	150	6,456
Lowe’s Companies Inc.	7,298	219,962
MarineMax Inc.(1)	73	2,081
McDonald’s Corp.	6,625	277,720
Men’s Wearhouse Inc. (The)	273	10,879
Michaels Stores Inc.	700	30,793
Movado Group Inc.	100	2,575
MSC Industrial Direct Co. Inc. Class A	200	8,184
Nordstrom Inc.	1,300	61,555
Nu Skin Enterprises Inc. Class A	275	5,258
Office Depot Inc.(1)	1,600	67,184
OfficeMax Inc.	450	21,411
OSI Restaurant Partners Inc.	350	11,645
Payless ShoeSource Inc.(1)	350	9,363
Penney (J.C.) Co. Inc.	1,350	101,561
Regis Corp.	225	8,449
Retail Ventures Inc.(1)	446	7,636
Rite Aid Corp.(1)	3,101	14,513
Ruby Tuesday Inc.	350	9,713
Saks Inc.	625	12,088
Sonic Automotive Inc.	150	3,945
Steak n Shake Co. (The)(1)	426	7,919
Target Corp.	4,174	247,017
Tiffany & Co.	750	26,790
Tim Hortons Inc.	781	22,571
TJX Companies Inc.	2,600	75,270
Triarc Companies Inc. Class B	253	4,248
Tween Brands Inc.(1)	175	7,319
United Auto Group Inc.	200	4,596
Walgreen Co.	5,275	230,412
Wal-Mart Stores Inc.	13,106	645,864
Wendy’s International Inc.	577	19,964
Williams-Sonoma Inc.	500	17,005
World Fuel Services Corp.	198	8,518
Yum! Brands Inc.	1,500	89,190
Zale Corp.(1)	250	7,210

		3,834,708

SAVINGS & LOANS—0.33%
Astoria Financial Corp.	574	16,652
BankAtlantic Bancorp Inc. Class A	250	3,275
Downey Financial Corp.	100	6,888
FirstFed Financial Corp.(1)	126	7,783
Flagstar Bancorp Inc.	150	2,255
Great Lakes Bancorp Inc.(1)	400	6,060
New York Community Bancorp Inc.	1,476	24,133
PFF Bancorp Inc.	124	3,845
Provident Financial Services Inc.	325	5,961
Sovereign Bancorp Inc.	1,882	44,905
Washington Mutual Inc.	4,974	210,400

		332,157
SEMICONDUCTORS—1.10%
Advanced Micro Devices Inc.(1)	1,729	36,776
Advanced Semiconductor Engineering Inc. ADR(1)	5,101	23,261
Agere Systems Inc.(1)	1,595	27,083
Analog Devices Inc.	1,182	37,611
Fairchild Semiconductor International Inc. Class A(1)	1,198	19,300
Freescale Semiconductor Inc. Class A(1)	874	34,409
Freescale Semiconductor Inc. Class B(1)	1,382	54,354
Infineon Technologies AG ADR(1)	4,655	56,605
International Rectifier Corp.(1)	657	23,632
MEMC Electronic Materials Inc.(1)	1,025	36,388
Micron Technology Inc.(1)	4,177	60,358
National Semiconductor Corp.	2,118	51,446
Semiconductor Manufacturing International Corp. ADR(1)	4,149	23,898
STMicroelectronics NV NYS	3,473	60,291
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,899	202,720
Teradyne Inc.(1)	1,650	23,133
Texas Instruments Inc.	8,677	261,872
United Microelectronics Corp. ADR	23,273	70,517

		1,103,654
SOFTWARE—0.82%
Automatic Data Processing Inc.	2,925	144,612
BMC Software Inc.(1)	1,150	34,857
CA Inc.	2,400	59,424
Dun & Bradstreet Corp.(1)	374	28,888
eFunds Corp.(1)	250	6,200
Fair Isaac Corp.	424	15,531
Fidelity National Information Services Inc.	426	17,709
First Data Corp.	4,123	99,983
Global Payments Inc.	400	17,484
IMS Health Inc.	1,225	34,116
Keane Inc.(1)	300	3,477
Konami Corp. ADR	547	15,152
MasterCard Inc. Class A	190	14,079
MoneyGram International Inc.	450	15,395
SAP AG ADR	4,432	220,004
Satyam Computer Services Ltd. ADR	1,790	39,577
Sybase Inc.(1)	500	12,175
SYNNEX Corp.(1)	207	4,647
Total System Services Inc.	200	4,816
Wipro Ltd. ADR(2)	2,276	33,139

		821,265

TELECOMMUNICATIONS—7.39%
Alcatel SA ADR	5,714	72,568
Alltel Corp.	1,925	102,622
Amdocs Ltd.(1)	974	37,752
America Movil SA de CV Series L ADR	4,851	207,962
American Tower Corp. Class A(1)	2,197	79,136
Anixter International Inc.(1)	175	10,458
AT&T Inc.	20,249	693,528
Avaya Inc.(1)	2,800	35,868
BCE Inc.	4,453	125,931
BellSouth Corp.	9,423	424,977
British Telecom PLC ADR	4,494	240,519
CenturyTel Inc.	700	28,168
China Mobile Hong Kong Ltd. ADR	4,420	180,248
China Netcom Group Corp. Ltd. ADR	350	12,579
China Telecom Corp. Ltd. ADR	700	26,446
China Unicom Ltd. ADR	1,721	18,948
Cincinnati Bell Inc.(1)	2,225	10,435
Citizens Communications Co.	1,772	25,978
CommScope Inc.(1)	395	12,604
Companhia Anonima Nacional Telefonos de Venezuela ADR	275	5,338
Corning Inc.(1)	8,052	164,502
Crown Castle International Corp.(1)	1,229	41,356
Deutsche Telekom AG ADR	14,494	252,196
Embarq Corp.	803	38,825
France Telecom SA ADR	8,951	233,621
Harris Corp.	700	29,820
Hellenic Telecommunications Organization SA ADR(1)	3,326	42,772
Hutchison Telecommunications International Ltd. ADR(1)	700	20,545
IDT Corp. Class B(1)	428	5,560
KT Corp. ADR	1,450	32,451
Lucent Technologies Inc.(1)	26,149	63,542
Magyar Telekom Telecommunications PLC Sponsored ADR(1)	552	12,790
Mahanagar Telephone Nigam Ltd. ADR	802	5,213
MasTec Inc.(1)	553	6,055
Mobile Telesystems ADR	1,047	46,152
Motorola Inc.	12,647	291,640
Nippon Telegraph & Telephone Corp. ADR	5,244	131,782
Nokia OYJ ADR	22,276	442,847
Nortel Networks Corp.(1)	27,443	61,198
NTT DoCoMo Inc. ADR	9,372	142,454
PCCW Ltd. ADR	2,304	13,962
Philippine Long Distance Telephone Co. ADR	625	29,756
Plantronics Inc.	603	12,729
Portugal Telecom SGPS ADR	5,850	73,067
PT Indosat Tbk ADR	302	8,743
PT Telekomunikasi Indonesia ADR	1,375	50,270
Qwest Communications International Inc.(1)	8,202	70,783
Rostelecom ADR	382	11,632
Royal KPN NV ADR	10,495	141,053
SK Telecom Co. Ltd. ADR	2,249	54,156
Spirent PLC ADR(1)	3,032	13,098
Sprint Nextel Corp.	14,476	270,556
Swisscom AG ADR	1,149	40,181
Telecom Argentina SA ADR(1)	574	8,667
Telecom Corp. of New Zealand Ltd. ADR	373	9,235
Telecom Italia SpA ADR	5,777	174,754
Telefonica SA ADR	7,529	434,423

Telefonos de Mexico ADR	3,020	79,698
Telekom Austria AG ADR	956	47,867
Telkom SA Ltd. ADR	280	20,625
Telstra Corp. Ltd. ADR	2,275	35,149
TELUS Corp.	953	54,664
Turkcell Iletisim Hizmetleri AS ADR	1,003	14,483
Verizon Communications Inc.	14,975	554,075
Videsh Sanchar Nigam Ltd. ADR	303	6,208
Vimpel-Communications ADR(1)	504	33,259
Vodafone Group PLC ADR	27,493	710,694
Windstream Corp.	2,447	33,573

		7,424,746
TEXTILES—0.03%
Mohawk Industries Inc.(1)	275	19,993
UniFirst Corp.	147	5,299

		25,292
TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.	800	20,736
LeapFrog Enterprises Inc.(1)	798	7,693
Marvel Entertainment Inc.(1)	475	12,041
Mattel Inc.	2,225	50,352

		90,822
TRANSPORTATION—1.30%
Bristow Group Inc.(1)	100	3,320
Burlington Northern Santa Fe Corp.	1,897	147,074
Canadian National Railway Co.	2,948	140,443
Canadian Pacific Railway Ltd.	825	46,604
CHC Helicopter Corp. Class A	200	4,458
Con-way Inc.	250	11,793
CSX Corp.	2,200	78,474
FedEx Corp.	1,574	180,286
Florida East Coast Industries Inc.	200	11,950
Frontline Ltd.	301	11,387
General Maritime Corp.	175	6,395
Genesee & Wyoming Inc. Class A(1)	220	6,180
Guangshen Railway Co. Ltd. ADR	271	6,390
Kansas City Southern Industries Inc.(1)	325	9,227
Kirby Corp.(1)	200	7,006
Laidlaw International Inc.	525	15,230
Norfolk Southern Corp.	2,101	110,450
OMI Corp.	624	13,928
Overseas Shipholding Group Inc.	125	7,819
RailAmerica Inc.(1)	150	1,757
Ryder System Inc.	325	17,111
Ship Finance International Ltd.	396	8,344
Teekay Shipping Corp.	350	14,389
TNT NV ADR	2,098	80,563
Tsakos Energy Navigation Ltd.	100	4,434
Union Pacific Corp.	1,325	120,085
United Parcel Service Inc. Class B	3,175	239,236

		1,304,333
TRUCKING & LEASING—0.01%
GATX Corp.	276	12,025

		12,025
WATER—0.48%
American States Water Co.	252	10,584
Aqua America Inc.	627	15,205
California Water Service Group	221	8,597

Companhia de Saneamento Basico do Estado de Sao Paulo ADR	298	9,009
Suez SA ADR	6,075	272,282
United Utilities PLC ADR	2,346	63,811
Veolia Environnement ADR	1,678	102,694

		482,182
TOTAL COMMON STOCKS
(Cost: $91,373,282)		100,225,287

Security	Shares	Value
PREFERRED STOCKS—0.00%

REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Inc. Class A	50	1,347

		1,347
TOTAL PREFERRED STOCKS
(Cost: $1,378)		1,347

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.38%

CERTIFICATES OF DEPOSIT(4)—0.01%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	$816	816
Societe Generale
5.33%, 12/08/06	1,185	1,185
Washington Mutual Bank
5.36%, 11/13/06	2,963	2,963
Wells Fargo Bank N.A.
4.78%, 12/05/06	948	948

		5,912
COMMERCIAL PAPER(4)-0.03%
Amstel Funding Corp.
5.20%-5.27%, 11/21/06-04/17/07(5)	1,769	1,738
Amsterdam Funding Corp.
5.33%, 11/01/06(5)	1,778	1,778
ASAP Funding Ltd.
5.29%, 11/02/06(5)	296	296
Atlantis One Funding
5.30%, 11/14/06(5)	1,626	1,623
Beta Finance Inc.
5.27%, 01/25/07(5)	237	234
Bryant Park Funding LLC
5.28%, 12/14/06(5)	374	372
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06(5)	601	600
Cantabric Finance LLC
5.26%, 01/25/07(5)	474	468
Charta LLC
5.27%-5.30%, 11/06/06-12/14/06(5)	1,363	1,361
Cheyne Finance LLC
5.24%, 04/12/07-04/23/07(5)	889	867

Concord Minutemen Capital Co. LLC
5.27%-5.29%, 11/16/06-01/11/07(5)	711	708
Curzon Funding LLC
5.29%, 11/17/06(5)	1,185	1,182
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(5)	1,365	1,349
Falcon Asset Securitization Corp.
5.30%, 11/06/06(5)	1,185	1,184
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(5)	1,078	1,063
Galleon Capital Corp.
5.27%, 12/18/06(5)	166	165
General Electric Capital Services Inc.
5.22%, 12/11/06	119	118
Grampian Funding LLC
5.23%-5.30%, 11/16/06-04/23/07(5)	699	686
HBOS Treasury Services PLC
5.27%, 12/15/06	237	235
Landale Funding LLC
5.31%, 11/15/06(5)	924	922
Lexington Parker Capital Co. LLC
5.19%-5.32%, 11/15/06-01/10/07(5)	2,129	2,127
Mont Blanc Capital Corp.
5.29%, 11/15/06(5)	764	763
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	1,541	1,511
Nestle Capital Corp.
5.19%, 08/09/07	711	682
Park Granada LLC
5.35%-5.36%, 11/01/06(5)	1,872	1,873
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(5)	631	624
Sedna Finance Inc.
5.22%, 04/17/07(5)	675	659
Sydney Capital Corp.
5.27%, 12/08/06(5)	28	28
Thornburg Mortgage Capital Resources
5.28%, 01/17/07(5)	593	586
Tulip Funding Corp.
5.29%, 11/15/06(5)	625	624

		26,426
MEDIUM-TERM NOTES(4)—0.00%
Bank of America N.A.
5.28%, 04/20/07	296	296
Cullinan Finance Corp.
5.71%, 06/28/07(5)	889	889
K2 USA LLC
5.39%, 06/04/07(5)	889	889
Marshall & Ilsley Bank
5.18%, 12/15/06	1,185	1,186
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(5)	1,386	1,387
US Bank N.A.
2.85%, 11/15/06	237	237

		4,884
MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(3)(6)	235,541	235,541

		235,541

REPURCHASE AGREEMENTS(4)—0.03%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,370 (collateralized by non-U.S. Government debt securities, value $2,442, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$2,370	2,370
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $1,659 (collateralized by U.S. Government obligations, value $1,693, 5.50%, 10/1/21 to 10/1/36).	1,659	1,659
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $1,778 (collateralized by non-U.S. Government debt securities, value $1,956, 0.31% to 6.00%, 7/25/36 to 11/25/46).	1,778	1,778
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $119 (collateralized by non-U.S. Government debt securities, value $122, 6.00% to 6.70%, 12/15/10 to 4/15/12).	119	119
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,148 (collateralized by non-U.S. Government debt securities, value $4,356, 4.11% to 9.32%, 4/15/10 to 5/15/36).	4,148	4,148
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $1,304 (collateralized by non-U.S. Government debt securities, value $1,461, 0.00% to 10.00%, 5/27/33 to 10/31/36).	1,304	1,304
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $711 (collateralized by non-U.S. Government debt securities, value $787, 0.00% to 10.00%, 5/27/33 to 10/31/36).	711	711
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $2,370 (collateralized by non-U.S. Government debt securities, value $2,489, 0.00% to 9.00%, 5/1/17 to 9/25/46).	2,370	2,370
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $2,074 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,126, 0.00% to 7.32%, 11/2/06 to 3/25/45).	2,074	2,074
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,778 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,811, 0.00% to 7.32%, 11/2/06 to 3/25/45).	1,778	1,778
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $711 (collateralized by non-U.S. Government debt securities, value $747, 0.00% to 10.00%, 1/1/10).	711	711

HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $593 (collateralized by non-U.S. Government debt securities, value $622, 5.26% to 5.35%, 7/1/24 to 6/1/46).	593	593
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $296 (collateralized by non-U.S. Government debt securities, value $311, 6.25% to 7.63%, 9/15/13 to 6/1/16).	296	296
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,370 (collateralized by non-U.S. Government debt securities, value $2,442, 3.50% to 10.13%, 5/15/07 to 7/1/26).	2,370	2,370
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,185 (collateralized by non-U.S. Government debt securities, value $1,306, 5.50% to 10.39%, 6/17/08 to 6/25/36).	1,185	1,185
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $1,600 (collateralized by non-U.S. Government debt securities, value $1,692, 0.00% to 10.00%, 11/1/06 to 10/31/36).	1,600	1,600
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $857 (collateralized by non-U.S. Government debt securities, value $890, 0.00% to 10.00%, 11/1/06 to 10/31/36).(7)	830	830
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $3,081 (collateralized by non-U.S. Government debt securities, value $3,236, 3.86% to 8.17%, 11/18/08 to 7/15/45).	3,081	3,081

		28,977
TIME DEPOSITS(4)—0.00%
SunTrust Bank
5.34%, 11/01/06	122	122

		122
VARIABLE & FLOATING RATE NOTES(4)—0.08%
Allstate Life Global Funding II
5.30%-5.38%, 10/15/07-11/08/07(5)	3,034	3,035
American Express Bank
5.29%, 02/28/07	1,185	1,186
American Express Centurion Bank
5.41%, 07/19/07	1,304	1,305
American Express Credit Corp.
5.42%, 07/05/07	356	356
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(5)	214	214
ASIF Global Financing
5.51%, 05/03/07(5)	119	119
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(5)	770	770
Bank of Ireland
5.30%-5.32%, 08/14/07-08/20/07(5)	1,718	1,719
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(5)	3,022	3,021
BMW US Capital LLC
5.32%, 10/15/07(5)	1,185	1,185

BNP Paribas
5.36%, 05/18/07(5)	2,192	2,192
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(5)	865	865
CC USA Inc.
5.37%, 07/30/07(5)	593	593
Commodore CDO Ltd.
5.47%, 06/12/07(5)	296	296
Credit Agricole SA
5.34%, 07/23/07	1,185	1,185
Credit Suisse First Boston NY
5.38%, 04/24/07	593	593
Cullinan Finance Corp.
5.36%, 04/25/07(5)	296	296
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(5)	296	296
DEPFA Bank PLC
5.43%, 09/14/07	1,185	1,185
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(5)	1,363	1,363
Eli Lilly Services Inc.
5.31%, 10/01/07(5)	1,185	1,185
Fifth Third Bancorp
5.30%, 11/23/07(5)	2,370	2,370
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(5)	1,185	1,185
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-11/23/07	1,244	1,244
Granite Master Issuer PLC
5.29%, 08/20/07(5)	4,148	4,148
Harrier Finance Funding LLC
5.33%-5.41%, 07/25/07-08/15/07(5)	948	949
Hartford Life Global Funding Trusts
5.34%-5.41%, 07/13/07-10/15/07	1,778	1,778
HBOS Treasury Services PLC
5.46%, 07/24/07(5)	1,185	1,185
Holmes Financing PLC
5.29%, 07/16/07(5)	2,074	2,074
JP Morgan Chase & Co.
5.29%, 08/02/07	889	889
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(5)	889	889
Kestrel Funding LLC
5.30%, 07/11/07(5)	474	474
Kommunalkredit Austria AG
5.32%, 11/09/07(5)	711	711
Leafs LLC
5.32%, 01/22/07-02/20/07(5)	1,235	1,235
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(5)	1,304	1,303
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(5)	469	469
Marshall & Ilsley Bank
5.30%, 10/15/07	652	652
Master Funding LLC
5.35%, 04/25/07(5)	1,067	1,067
Metropolitan Life Global Funding I
5.33%, 08/06/07(5)	1,778	1,778
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(5)(7)	119	118
Monumental Global Funding II
5.38%, 12/27/06(5)	237	237

Mound Financing PLC
5.29%, 05/08/07(5)	1,114	1,114
Natexis Banques Populaires
5.31%-5.38%, 02/05/07-11/09/07(5)	4,266	4,266
National City Bank of Indiana
5.37%, 05/21/07	593	593
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(5)	3,911	3,912
Newcastle Ltd.
5.34%, 04/24/07(5)	418	418
Northern Rock PLC
5.36%, 08/03/07(5)	1,422	1,422
Northlake CDO I
5.46%, 09/06/07(5)	356	356
Principal Life Global Funding I
5.82%, 02/08/07	533	534
Sedna Finance Inc.
5.36%-5.37%, 05/25/07-08/21/07(5)	1,718	1,718
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07(5)	1,185	1,185
Strips III LLC
5.37%, 07/24/07(5)	272	272
SunTrust Bank
5.29%, 05/01/07	1,185	1,185
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(5)	2,891	2,892
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(5)	1,659	1,659
Wachovia Asset Securitization Inc.
5.31%, 11/27/06(5)	1,588	1,588
Wachovia Bank N.A.
5.36%, 05/22/07	2,370	2,370
Wal-Mart Stores Inc.
5.50%, 07/16/07(5)	889	889
Wells Fargo & Co.
5.33%, 11/15/07(5)	593	593
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(5)	889	889
White Pine Finance LLC
5.28%-5.35%, 05/22/07-08/20/07(5)	3,555	3,555
Wind Master Trust
5.31%, 07/25/07(5)	474	474

		79,598

TOTAL SHORT-TERM INVESTMENTS
(Cost: $381,460)		381,460

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $91,756,120)		100,608,094
Other Assets, Less Liabilities — (0.09)%		(91,904)

NET ASSETS — 100.00%		$100,516,190

ADR  -  American Depositary Receipts

NVS  -  Non-Voting Shares

NYS  -  New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Affiliated issuer. See Note 2.

(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—2.08%
Boeing Co. (The)	41,712	$3,331,120
Lockheed Martin Corp.	19,927	1,732,254
United Technologies Corp.	54,128	3,557,292

		8,620,666
AGRICULTURE—2.38%
Altria Group Inc.	121,137	9,852,072

		9,852,072
BANKS—8.16%
Bank of America Corp.	266,505	14,356,624
Bank of New York Co. Inc. (The)	44,262	1,521,285
SunTrust Banks Inc.	20,952	1,654,998
U.S. Bancorp	103,393	3,498,819
Wachovia Corp.	108,528	6,023,304
Wells Fargo & Co.	184,596	6,698,989

		33,754,019
BEVERAGES—3.40%
Anheuser-Busch Companies Inc.	42,504	2,015,540
Coca-Cola Co. (The)	126,216	5,896,812
PepsiCo Inc.	97,117	6,161,103

		14,073,455
BIOTECHNOLOGY—0.54%
Genentech Inc.(1)	26,916	2,242,103

		2,242,103
CHEMICALS—1.14%
Dow Chemical Co. (The)	56,014	2,284,811
Du Pont (E.I.) de Nemours and Co.	53,344	2,443,155

		4,727,966
COMPUTERS—3.91%
EMC Corp.(1)	134,072	1,642,382
Hewlett-Packard Co.	163,029	6,315,743
International Business Machines Corp.	89,161	8,232,235

		16,190,360
COSMETICS & PERSONAL CARE—3.31%
Colgate-Palmolive Co.	30,087	1,924,665
Procter & Gamble Co.	185,686	11,770,636

		13,695,301
DIVERSIFIED FINANCIAL SERVICES—11.98%
American Express Co.	63,156	3,651,048
Citigroup Inc.	290,387	14,565,812
Federal Home Loan Mortgage Corp.	40,122	2,768,017
Federal National Mortgage Association	56,228	3,332,071
Goldman Sachs Group Inc. (The)	21,659	4,110,662
JP Morgan Chase & Co.	202,596	9,611,154
Lehman Brothers Holdings Inc.	31,447	2,447,834
Merrill Lynch & Co. Inc.	53,678	4,692,531
Morgan Stanley	57,336	4,382,190

		49,561,319

ELECTRIC—2.32%
Dominion Resources Inc.	20,186	1,634,864
Duke Energy Corp.	71,586	2,264,981
Exelon Corp.	38,874	2,409,411
Southern Co. (The)	43,171	1,571,424
TXU Corp.	27,119	1,712,022

		9,592,702
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Emerson Electric Co.	23,822	2,010,577

		2,010,577
HEALTH CARE - PRODUCTS—4.47%
Alcon Inc.	4,562	483,937
Baxter International Inc.	37,962	1,745,113
Boston Scientific Corp.(1)	78,680	1,251,799
Johnson & Johnson	173,973	11,725,780
Medtronic Inc.	67,854	3,303,133

		18,509,762
HEALTH CARE - SERVICES—1.59%
UnitedHealth Group Inc.	78,190	3,814,108
WellPoint Inc.(1)	36,466	2,783,085

		6,597,193
HOUSEHOLD PRODUCTS & WARES—0.43%
Kimberly-Clark Corp.	26,776	1,781,140

		1,781,140
INSURANCE—4.48%
Allstate Corp. (The)	37,169	2,280,690
American International Group Inc.	133,007	8,934,080
Hartford Financial Services Group Inc. (The)	17,894	1,559,820
MetLife Inc.	26,787	1,530,341
Prudential Financial Inc.	28,482	2,191,120
St. Paul Travelers Companies Inc.	40,258	2,058,392

		18,554,443
LEISURE TIME—0.29%
Carnival Corp.	24,740	1,207,807

		1,207,807
MACHINERY—0.57%
Caterpillar Inc.	38,552	2,340,492

		2,340,492
MANUFACTURING—7.55%
General Electric Co.	607,831	21,340,946
Honeywell International Inc.	43,978	1,852,353
Illinois Tool Works Inc.	28,306	1,356,707
3M Co.	40,234	3,172,049
Tyco International Ltd.	118,670	3,492,458

		31,214,513
MEDIA—2.89%
News Corp. Class A	107,844	2,248,547
Time Warner Inc.	235,739	4,717,137
Viacom Inc. Class B(1)	35,655	1,387,693
Walt Disney Co. (The)	114,791	3,611,325

		11,964,702
MINING—0.35%
Alcoa Inc.	50,715	1,466,171

		1,466,171

OIL & GAS—11.57%
Chevron Corp.	128,613	8,642,794
ConocoPhillips	89,476	5,390,034
Devon Energy Corp.	24,393	1,630,428
Exxon Mobil Corp.	347,501	24,818,521
Marathon Oil Corp.	21,108	1,823,731
Occidental Petroleum Corp.	49,488	2,322,967
Transocean Inc.(1)	18,572	1,347,213
Valero Energy Corp.	35,904	1,878,856

		47,854,544
OIL & GAS SERVICES—1.83%
Baker Hughes Inc.	19,265	1,330,248
Halliburton Co.	59,586	1,927,607
Schlumberger Ltd.	68,496	4,320,728

		7,578,583
PHARMACEUTICALS—8.46%
Abbott Laboratories	90,050	4,278,276
Bristol-Myers Squibb Co.	114,682	2,838,380
Cardinal Health Inc.	24,285	1,589,453
Lilly (Eli) & Co.	56,767	3,179,520
Merck & Co. Inc.	127,487	5,790,460
Pfizer Inc.	428,642	11,423,309
Schering-Plough Corp.	85,702	1,897,442
Wyeth	78,194	3,990,240

		34,987,080
RETAIL—5.55%
Home Depot Inc.	120,944	4,514,840
Lowe’s Companies Inc.	90,964	2,741,655
McDonald’s Corp.	71,860	3,012,371
Target Corp.	45,603	2,698,786
Walgreen Co.	58,698	2,563,929
Wal-Mart Stores Inc.	150,840	7,433,395

		22,964,976
SAVINGS & LOANS—0.58%
Washington Mutual Inc.	56,522	2,390,881

		2,390,881
SEMICONDUCTORS—0.66%
Texas Instruments Inc.	89,847	2,711,582

		2,711,582
SOFTWARE—0.66%
Automatic Data Processing Inc.	33,401	1,651,345
First Data Corp.	44,372	1,076,021

		2,727,366
TELECOMMUNICATIONS—6.57%
AT&T Inc.	229,229	7,851,093
BellSouth Corp.	106,401	4,798,685
Corning Inc.(1)	89,709	1,832,755
Motorola Inc.	143,765	3,315,221
Sprint Nextel Corp.	165,289	3,089,251
Verizon Communications Inc.	169,598	6,275,126

		27,162,131
TRANSPORTATION—1.56%
Burlington Northern Santa Fe Corp.	21,203	1,643,869
FedEx Corp.	16,529	1,893,232
United Parcel Service Inc. Class B	38,645	2,911,901

		6,449,002

TOTAL COMMON STOCKS
(Cost: $380,966,805)		412,782,908

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.29%(2)(3)	571,151	571,151

		571,151

TOTAL SHORT-TERM INVESTMENTS
(Cost: $571,151)		571,151

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $381,537,956)		413,354,059
Other Assets, Less Liabilities — 0.09%		361,258

NET ASSETS — 100.00%		$413,715,317

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2006, the Trust offered 92 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares FTSE/Xinhua China 25, iShares Goldman Sachs Natural Resources, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Technology, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE/Xinhua China 25	$3,437,403,753	$672,641,448	$(29,320,610)	$643,320,838
Goldman Sachs Natural Resources	1,196,572,004	144,386,018	(7,533,980)	136,852,038
Goldman Sachs Networking	265,256,213	2,028,281	(53,839,136)	(51,810,855)

Goldman Sachs Semiconductor	357,409,884	2,129,914	(48,923,772)	(46,793,858)

Goldman Sachs Software	278,945,966	9,954,176	(12,172,448)	(2,218,272)

Goldman Sachs Technology	291,336,038	16,563,944	(29,856,036)	(13,292,092)

MSCI EAFE	25,328,194,164	7,666,249,954	(104,715,010)	7,561,534,944
MSCI EAFE Growth	315,635,991	29,649,579	(5,324,298)	24,325,281

MSCI EAFE Value	530,268,698	46,071,201	(2,949,074)	43,122,127

NYSE Composite	91,780,573	9,340,973	(513,452)	8,827,521
NYSE 100	381,861,101	33,677,529	(2,184,571)	31,492,958

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the quarter ended October 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income
FTSE/Xinhua China 25

IMMF	696	68,558	65,276	3,978	$3,978,217	$14,685
Goldman Sachs Natural Resources

IMMF	1,020	179,249	178,474	1,795	1,794,614	34,110
Goldman Sachs Networking

IMMF	137	4,232	4,320	49	49,144	860
Goldman Sachs Semiconductor

IMMF	106	12,792	12,720	178	177,868	2,766
Goldman Sachs Software

IMMF	4	8,722	8,573	153	152,677	1,597
Goldman Sachs Technology

IMMF	117	15,230	15,347	—	—	3,210
MSCI EAFE

Barclays PLC	16,388	617	—	17,005	229,456,727	3,282,652
IMMF	3,903	666,478	667,757	2,624	2,623,779	141,734
MSCI EAFE Growth

IMMF	28	8,036	8,051	13	12,581	1,679
MSCI EAFE Value

Barclays PLC	396	198	—	594	8,010,294	90,234
IMMF	148	11,944	11,967	125	124,986	2,505
NYSE Composite

Barclays PLC ADR	5	3	—	8	447,026	4,458
IMMF	50	7,570	7,384	236	235,541	1,604
NYSE 100

IMMF	89	28,450	27,968	571	571,151	6,134

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by

Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	December 21, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	December 21, 2006